UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21294

MUNDER SERIES TRUST

(Exact name of registrant as specified in charter)
480 PIERCE STREET
BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG 480 PIERCE STREET BIRMINGHAM, MICHIGAN 48009	JANE KANTER DECHERT LLP 1775 I STREET, N.W. WASHINGTON, D.C. 20006
Registrant’s telephone number, including area code: (248) 647-9200
Date of fiscal year end: June 30
Date of reporting period: September 30, 2011

Item 1.Schedule of Investments
POI-Munder Asset Allocation Fund--Balanced
POI-Munder Bond Fund
POI-Munder Growth Opportunities Fund
POI-Munder Index 500 Fund
POI-Munder Integrity Mid-Cap Value Fund
POI-Munder Integrity Small/Mid-Cap Value Fund
POI-Munder International Equity Fund
POI-Munder International Fund--Core Equity
POI-Munder International Small-Cap Fund
POI-Munder Large-Cap Value Fund
POI-Munder Micro-Cap Equity Fund
POI-Munder Mid-Cap Core Growth Fund
POI-Munder Veracity Small-Cap Value Fund
Item 2.Controls and Procedures
Item 3.Exhibits
SIGNATURES
EX-99

Item 1. Schedule of Investments.

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, September 30, 2011 (Unaudited) (a)

Shares		Value(b),(c),(f)

COMMON STOCKS — 63.4%
Consumer Discretionary — 8.0%
Auto Components — 1.1%
300	Aisin Seiki Co Ltd	$10,136
2,780	BorgWarner Inc †	168,273
800	Bridgestone Corp	18,379
175	Cie Generale des Etablissements Michelin, Class B	10,600
1,580	Gentex Corp	37,999
485	Johnson Controls Inc	12,790
219	Nokian Renkaat OYJ	6,625
2,250	Tenneco Inc †	57,623

		322,425

Automobiles — 0.5%
146	Daimler AG	6,578
6,600	Ford Motor Co †	63,822
300	Honda Motor Co Ltd	8,942
139	Hyundai Motor Co	24,896
2,000	Nissan Motor Co Ltd	17,970
352	Renault SA	11,823

		134,031

Distributors — 0.7%
1,276	Imperial Holdings Ltd	16,632
7,250	LKQ Corp †	175,160

		191,792

Hotels, Restaurants & Leisure — 0.6%
1,730	Carnival Corp	52,419
4,200	Genting Bhd	11,972
1,015	Home Inns & Hotels Management Inc, ADR †	26,157
4,160	Intercontinental Hotels Group PLC, ADR	66,893
6,000	SJM Holdings Ltd	10,894
647	Whitbread PLC	15,981

		184,316

Household Durables — 0.1%
575	Tempur-Pedic International Inc †	30,251

Internet & Catalog Retail — 0.4%
265	Amazon.com Inc †	57,301
120	priceline.com Inc †	53,935

		111,236

Leisure Equipment & Products — 0.2%
1,785	Hasbro Inc	58,209

Media — 1.4%
6,375	Cinemark Holdings Inc	120,360
2,310	DIRECTV, Class A †	97,598
248	Eutelsat Communications	10,034
531	Pearson PLC	9,431
911	Societe Television Francaise 1	11,448
1,450	Time Warner Cable Inc	90,872
2,060	Viacom Inc, Class B	79,804

		419,547

Multiline Retail — 0.7%
715	Dillard’s Inc, Class A	31,088
1,230	Dollar Tree Inc †	92,386
3,010	Macy’s Inc	79,223

		202,697

Specialty Retail — 1.3%
115	AutoZone Inc †	36,707
610	Genesco Inc †	31,433
370	Home Depot Inc	12,162
5,784	Kingfisher PLC	22,414
2,795	PetSmart Inc	119,207
8,890	Sally Beauty Holdings Inc †	147,574
240	Ulta Salon Cosmetics & Fragrance Inc †	14,935

		384,432

Textiles, Apparel & Luxury Goods — 1.0%
328	Cie Financiere Richemont SA	14,819
1,300	Fossil Inc †	105,378
6,000	Peace Mark Holdings Ltd †,(e),(g)	0
1,145	Steven Madden Ltd †	34,464
1,110	VF Corp	134,887

		289,548

Total Consumer Discretionary		2,328,484

Consumer Staples — 4.6%
Beverages — 0.6%
995	Coca-Cola Co/The	67,222
713	Diageo PLC	13,698
1,560	Dr Pepper Snapple Group Inc	60,497
3,200	Fomento Economico Mexicano SAB de CV	20,766

		162,183

Food & Staples Retailing — 1.1%
1,500	Aeon Co Ltd	20,401
830	Alimentation Couche Tard Inc, Class B	23,287
300	Seven & I Holdings Co Ltd	8,514
4,005	Tesco PLC	23,608
1,130	United Natural Foods Inc †	41,855
2,535	Wal-Mart Stores Inc	131,566

1,870	Walgreen Co	61,504
4,480	WM Morrison Supermarkets PLC	20,295

		331,030

Food Products — 0.8%
568	BRF — Brasil Foods SA	9,721
174	Danone	10,770
33,000	Golden Agri-Resources Ltd	15,517
3,850	Kraft Foods Inc, Class A	129,283
283	Nestle SA	15,643
67,500	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	15,742
1,000	Toyo Suisan Kaisha Ltd	27,525
283	Unilever NV	9,007

		233,208

Household Products — 0.7%
910	Colgate-Palmolive Co	80,699
1,180	Kimberly-Clark Corp	83,792
220	Procter & Gamble Co/The	13,899
327	Reckitt Benckiser Group PLC	16,690

		195,080

Personal Products — 0.3%
1,825	Herbalife Ltd	97,820

Tobacco — 1.1%
587	British American Tobacco PLC	24,976
300	Lorillard Inc	33,210
4,065	Philip Morris International Inc	253,574

		311,760

Total Consumer Staples		1,331,081

Energy — 7.3%
Energy Equipment & Services — 1.5%
750	Cameron International Corp †	31,155
6,000	Complete Production Services Inc †	113,100
470	Core Laboratories NV	42,220
2,155	Halliburton Co	65,771
740	National Oilwell Varco Inc	37,903
410	Petrofac Ltd	7,659
226	Saipem SpA	8,042
1,770	Schlumberger Ltd	105,722
1,400	Trican Well Service Ltd	19,853

		431,425

Oil, Gas & Consumable Fuels — 5.8%
1,090	Apache Corp	87,462
2,833	BP PLC	17,163
5,015	Chevron Corp	463,988
12,259	China Coal Energy Co Ltd, H Shares	11,177
9,000	CNOOC Ltd	14,978

390	Concho Resources Inc †	27,745
4,170	ConocoPhillips	264,044
1,130	Continental Resources Inc/OK †	54,658
931	ENI SpA	16,489
1,295	Exxon Mobil Corp	94,056
1,885	Gazprom OAO, ADR	18,002
451	Husky Energy Inc	9,765
4,470	Marathon Oil Corp	96,463
7,700	Northern Oil and Gas Inc †	149,303
2,185	Occidental Petroleum Corp	156,228
2,010	Peabody Energy Corp	68,099
395	Petroleo Brasileiro SA, ADR	8,184
269	Petrominerales Ltd	5,288
2,669	Petronet LNG Ltd	8,711
361	Repsol YPF SA	9,663
1,907	Royal Dutch Shell PLC, B Shares	59,832
122	S-Oil Corp	10,874
1,600	Showa Shell Sekiyu KK	11,555
5,800	Thai Oil PCL	9,469
346	Total SA	15,406

		1,688,602

Total Energy		2,120,027

Financials — 9.7%
Capital Markets — 0.9%
8,227	Aberdeen Asset Management PLC	22,207
1,825	Affiliated Managers Group Inc †	142,441
4,461	Ashmore Group PLC	22,574
4,710	Invesco Ltd	73,052

		260,274

Commercial Banks — 2.5%
10,500	Alliance Financial Group Bhd	10,854
1,233	Australia & New Zealand Banking Group Ltd	23,291
785	Banco Bradesco SA, ADR	11,610
900	Banco do Brasil SA	11,890
45,000	Bank of China Ltd, H Shares	14,157
351	Bank of Montreal	19,652
777	BNP Paribas SA	31,282
1,900	BS Financial Group Inc †	21,209
182	Canadian Imperial Bank of Commerce/Canada	12,745
4,000	Chiba Bank Ltd/The	27,953
3,000	DBS Group Holdings Ltd	27,158
1,860	DnB NOR ASA	18,821
6,640	Fifth Third Bancorp	67,064
3,125	HSBC Holdings PLC	24,215
28,000	Industrial & Commercial Bank of China, H Shares	13,735
6,700	Mizuho Financial Group Inc	9,903
8,352	Sberbank of Russia	18,291

635	Signature Bank/New York NY †	30,308
3,800	Skandinaviska Enskilda Banken AB, A Shares	20,702
324	State Bank of India	12,616
900	Sumitomo Mitsui Financial Group Inc	25,741
625	Swedbank AB, A Shares	6,977
52,430	Taishin Financial Holding Co Ltd	20,473
10,310	Wells Fargo & Co	248,677

		729,324

Consumer Finance — 1.0%
1,105	American Express Co	49,614
3,320	Capital One Financial Corp	131,572
645	Cash America International Inc	32,998
545	Credit Acceptance Corp †	35,076
1,190	Ezcorp Inc, Class A †	33,963
375	First Cash Financial Services Inc †	15,731

		298,954

Diversified Financial Services — 1.6%
1,875	Bank of America Corp	11,475
6,817	Citigroup Inc	174,652
6,370	JPMorgan Chase & Co	191,864
160	ORIX Corp	12,737
1,020	Portfolio Recovery Associates Inc †	63,464

		454,192

Insurance — 2.6%
2,505	ACE Ltd	151,803
1,860	Allstate Corp/The	44,063
498	Assicurazioni Generali SpA	7,966
3,993	Aviva PLC	19,016
315	Berkshire Hathaway Inc, Class B †	22,378
364	Hannover Rueckversicherung AG	16,600
254	Intact Financial Corp	13,945
4,890	Mapfre SA	15,317
1,140	MetLife Inc	31,931
1,650	PartnerRe Ltd	86,246
8,000	PICC Property & Casualty Co Ltd, H Shares	8,681
1,460	Reinsurance Group of America Inc	67,087
1,660	RenaissanceRe Holdings Ltd	105,908
472	Sampo OYJ, A Shares	11,971
188	Swiss Life Holding AG †	20,928
90	Topdanmark A/S †	14,146
2,990	Willis Group Holdings PLC	102,766
105	Zurich Financial Services AG †	22,126

		762,878

Real Estate Investment Trusts (REITs) — 0.7%
2,630	American Capital Agency Corp	71,273
5,740	Capstead Mortgage Corp	66,240

11,175	Dexus Property Group	8,868
490	Digital Realty Trust Inc	27,028
300	Essex Property Trust Inc	36,012
14,761	Goodman Group	8,213

		217,634

Real Estate Management & Development — 0.2%
2,000	Cheung Kong Holdings Ltd	22,049
300	Daito Trust Construction Co Ltd	27,771
1,000	Daiwa House Industry Co Ltd	13,017

		62,837

Thrifts & Mortgage Finance — 0.2%
5,430	First Niagara Financial Group Inc	49,685

Total Financials		2,835,778

Health Care — 7.5%
Biotechnology — 1.1%
4,825	BioMarin Pharmaceutical Inc †	153,773
1,695	Celgene Corp †	104,954
1,840	Gilead Sciences Inc †	71,392

		330,119

Health Care Equipment & Supplies — 0.3%
1,370	Covidien PLC	60,417
110	Intuitive Surgical Inc †	40,071

		100,488

Health Care Providers & Services — 2.1%
825	Catalyst Health Solutions Inc †	47,594
168	Fresenius SE & Co KGaA	15,001
19,560	Health Management Associates Inc, Class A †	135,355
755	Healthspring Inc †	27,527
4,559	Life Healthcare Group Holdings Pte Ltd	10,897
2,285	McKesson Corp	166,120
854	Ramsay Health Care Ltd	15,702
3,880	UnitedHealth Group Inc	178,946
690	Universal Health Services Inc, Class B	23,460

		620,602

Life Sciences Tools & Services — 0.1%
360	Illumina Inc †	14,731

Pharmaceuticals — 3.9%
3,515	Abbott Laboratories	179,757
400	AstraZeneca PLC	17,889
152	Bayer AG	8,441
3,980	Endo Pharmaceuticals Holdings Inc †	111,400
1,640	GlaxoSmithKline PLC, ADR	67,716
360	Jazz Pharmaceuticals Inc †	14,947
3,440	Johnson & Johnson	219,162
926	Novartis AG	51,899

360	Perrigo Co	34,960
14,502	Pfizer Inc	256,395
338	Sanofi	22,347
300	Takeda Pharmaceutical Co Ltd	14,314
375	Teva Pharmaceutical Industries Ltd, ADR	13,958
1,675	Watson Pharmaceuticals Inc †	114,319

		1,127,504

Total Health Care		2,193,444

Industrials — 6.0%
Aerospace & Defense — 0.9%
3,076	BAE Systems PLC	12,822
2,024	Bombardier Inc, Class B	7,088
365	Embraer SA, ADR	9,260
410	Precision Castparts Corp	63,739
2,460	United Technologies Corp	173,085

		265,994

Air Freight & Logistics — 0.2%
850	United Parcel Service Inc, Class B	53,678

Building Products — 0.1%
1,000	Asahi Glass Co Ltd	9,879
240	Cie de St-Gobain	9,283

		19,162

Construction & Engineering — 0.0%*
235	Vinci SA	10,207

Electrical Equipment — 0.8%
1,184	ABB Ltd †	20,600
2,450	AMETEK Inc	80,776
1,300	Cooper Industries PLC	59,956
1,750	Emerson Electric Co	72,293
900	Sumitomo Electric Industries Ltd	10,700

		244,325

Industrial Conglomerates — 0.8%
1,441	Cookson Group PLC	9,730
11,040	General Electric Co	168,249
2,000	Keppel Corp Ltd	11,851
217	Rheinmetall AG	10,295
3,000	SembCorp Industries Ltd	7,845
91	Siemens AG	8,305
5,218	Sime Darby Bhd	13,795

		230,070

Machinery — 2.2%
1,325	Caterpillar Inc	97,838
9,000	Changsha Zoomlion Heavy Industry Science and Technology Development Co Ltd, H Shares	10,309
365	Cummins Inc	29,806

780	Deere & Co	50,365
4,485	Eaton Corp	159,217
975	Joy Global Inc	60,821
400	Komatsu Ltd	8,811
1,800	Stanley Black & Decker Inc	88,380
1,400	Volvo AB, B Shares	13,926
2,550	WABCO Holdings Inc †	96,543
441	Weir Group PLC/The	10,652

		626,668

Professional Services — 0.8%
2,520	51job Inc, ADR †	100,548
1,775	IHS Inc, Class A †	132,788

		233,336

Road & Rail — 0.1%
1,485	CSX Corp	27,725
200	West Japan Railway Co	8,609

		36,334

Trading Companies & Distributors — 0.1%
391	Finning International Inc	7,145
1,400	Mitsubishi Corp	28,897

		36,042

Transportation Infrastructure — 0.0%*
400	Obrascon Huarte Lain Brasil SA	12,849

Total Industrials		1,768,665

Information Technology — 11.5%
Communications Equipment — 0.8%
2,005	Cisco Systems Inc	31,057
1,050	HTC Corp	23,601
3,670	Qualcomm Inc	178,472
1,200	Telefonaktiebolaget LM Ericsson, B Shares	11,657

		244,787

Computers & Peripherals — 2.5%
1,395	Apple Inc †	531,746
2,000	Catcher Technology Co Ltd	11,747
2,515	EMC Corp/Massachusetts †	52,790
1,290	NetApp Inc †	43,783
2,210	SanDisk Corp †	89,173

		729,239

Electronic Equipment & Instruments — 0.1%
3,000	Hitachi Ltd	15,131
100	Kyocera Corp	8,479
1,050	TPK Holding Co Ltd †	19,880

		43,490

Information Technology Services — 1.8%
365	Alliance Data Systems Corp †	33,836
1,375	Cardtronics Inc †	31,515
1,480	CGI Group Inc, Class A †	27,839
400	Cielo SA	8,914
1,110	International Business Machines Corp	194,283
544	Tata Consultancy Services Ltd	11,485
4,000	Teradata Corp †	214,120

		521,992

Internet Software & Services — 1.2%
285	Baidu Inc/China, ADR †	30,469
406	Dena Co Ltd	17,213
320	Google Inc, Class A †	164,602
1,165	Sina Corp/China †	83,426
630	Sohu.com Inc †	30,366
1,185	VistaPrint NV †	32,030

		358,106

Office Electronics — 0.1%
400	Canon Inc	18,411

Semiconductors & Semiconductor Equipment — 2.3%
2,910	Applied Materials Inc	30,119
316	ASML Holding NV	11,041
1,695	ASML Holding NV, NYR	58,545
1,079	Infineon Technologies AG	8,078
9,345	Intel Corp	199,329
625	KLA-Tencor Corp	23,925
4,375	Microchip Technology Inc	136,106
22	Samsung Electronics Co Ltd	15,687
9,710	Skyworks Solutions Inc †	174,197
800	Tokyo Seimitsu Co Ltd	14,117

		671,144

Software — 2.7%
3,825	BMC Software Inc †	147,492
3,410	Cadence Design Systems Inc †	31,508
1,155	Check Point Software Technologies Ltd †	60,938
11,020	Microsoft Corp	274,288
5,680	Oracle Corp	163,243
2,190	Red Hat Inc †	92,549
170	SAP AG	8,727

		778,745

Total Information Technology		3,365,914

Materials — 3.2%
Chemicals — 1.9%
2,500	Airgas Inc	159,550
161	Arkema SA	9,491
214	BASF SE	13,213

265	CF Industries Holdings Inc	32,698
63	Honam Petrochemical Corp	15,562
266	Lanxess AG	12,915
3,500	Mitsubishi Chemical Holdings Corp	24,005
2,380	Neo Material Technologies Inc †	14,490
215	NewMarket Corp	32,652
950	PPG Industries Inc	67,127
1,430	Praxair Inc	133,676
3,220	Solutia Inc †	41,377
200	Yara International ASA	7,755

		564,511

Construction Materials — 0.0%*
5,000	Anhui Conch Cement Co Ltd, H Shares	13,869

Containers & Packaging — 0.2%
930	Crown Holdings Inc †	28,467
7,010	Graphic Packaging Holding Co †	24,185

		52,652

Metals & Mining — 1.1%
463	Barrick Gold Corp	21,699
1,195	BHP Billiton Ltd	40,497
745	Cliffs Natural Resources Inc	38,122
661	Exxaro Resources Ltd	13,958
3,185	Freeport-McMoRan Copper & Gold Inc	96,983
785	Iluka Resources Ltd	9,503
340	KGHM Polska Miedz SA	13,447
3,000	Nippon Steel Corp	8,713
24	POSCO	7,558
393	Rio Tinto Ltd	23,503
620	Vale SA, ADR	14,136
1,341	Xstrata PLC	17,164
919	Yamana Gold Inc	12,611

		317,894

Total Materials		948,926

Telecommunication Services — 2.1%
Diversified Telecommunication Services — 1.7%
7,682	AT&T Inc	219,091
7,035	BT Group PLC	19,055
3,674	CenturyLink Inc	121,683
482	Elisa OYJ	9,925
854	Koninklijke KPN NV	11,328
500	Nippon Telegraph & Telephone Corp	24,180
27,000	PCCW Ltd	10,159
6,260	Portugal Telecom SGPS SA, ADR	45,385
511	Tele2 AB, B Shares	9,399
3,942	Telstra Corp Ltd	11,825

217	TELUS Corp	10,634
326	Vivendi SA	6,698

		499,362

Wireless Telecommunication Services — 0.4%
9,200	America Movil SAB de CV, Series L	10,156
2,000	China Mobile Ltd	19,814
400	Softbank Corp	11,886
13,940	Sprint Nextel Corp †	42,377
344	Tim Participacoes SA, ADR	8,105
7,200	Total Access Communication PCL	17,314
2,955	Vodafone Group PLC	7,661

		117,313

Total Telecommunication Services		616,675

Utilities — 3.5%
Electric Utilities — 2.2%
4,000	Cheung Kong Infrastructure Holdings Ltd	23,525
674	Cia Energetica de Minas Gerais, ADR	10,002
5,139	EDP — Energias de Portugal SA	15,939
5,257	Enel SpA	23,397
2,875	Exelon Corp	122,504
1,370	FirstEnergy Corp	61,527
4,780	ITC Holdings Corp	370,115
400	Red Electrica Corp SA	18,338
7,367	Tauron Polska Energia SA	11,344

		656,691

Gas Utilities — 0.4%
5,350	Questar Corp	94,749
3,679	Snam Rete Gas SpA	17,054

		111,803

Multi-Utilities — 0.9%
2,018	Centrica PLC	9,368
6,030	CMS Energy Corp	119,334
3,880	Wisconsin Energy Corp	121,405

		250,107

Total Utilities		1,018,601

TOTAL COMMON STOCKS
(Cost $17,093,842)		18,527,595

PREFERRED STOCKS — 0.4%
Consumer Discretionary — 0.0%*
Automobiles — 0.0%*
55	Volkswagen AG	7,372

Consumer Staples — 0.4%
Beverages — 0.3%
3,065	Cia de Bebidas das Americas, ADR	93,942

Household Products — 0.1%
284	Henkel AG & Co KGaA	15,220

Total Consumer Staples		109,162

TOTAL PREFERRED STOCKS
(Cost $83,888)		116,534

INVESTMENT COMPANY — 0.5%
(Cost $147,324)
2,725	iShares Russell Midcap Growth Index Fund	135,269

Principal
Amount

ASSET-BACKED SECURITIES — 5.7%
Auto Loans — 4.9%
$60,000	Ally Auto Receivables Trust, Series 2011-3, Class A3, 0.970% due 08/17/2015 (d)	60,166
	AmeriCredit Automobile Receivables Trust:
100,000	Series 2009-1, Class C, 14.550% due 01/15/2016 (d)	120,091
120,000	Series 2011-4, Class D, 4.080% due 09/08/2017 (d)	119,618
	CarMax Auto Owner Trust:
56,258	Series 2009-1, Class A3, 4.120% due 03/15/2013 (d)	56,639
150,000	Series 2009-2, Class B, 4.650% due 08/17/2015 (d)	159,896
85,000	Series 2011-1, Class D, 3.620% due 08/15/2017 (d)	87,596
70,000	Chrysler Financial Auto Securitization Trust, Series 2010-A, Class B, 1.650% due 11/08/2013 (d)	70,137
	Ford Credit Auto Owner Trust:
100,000	Series 2010-B, Class B, 2.540% due 02/15/2016 (d)	103,256
120,000	Series 2011-B, Class B, 2.270% due 01/15/2017 (d)	122,067
40,000	Honda Auto Receivables Owner Trust, Series 2011-2, Class A4, 1.550% due 08/18/2017 (d)	40,661
120,000	Hyundai Auto Receivables Trust, Series 2011-B, Class C, 2.860% due 03/15/2017 (d)	123,388
100,000	Santander Drive Auto Receivables Trust, Series 2010-3, Class B, 2.050% due 05/15/2015 (d)	99,572
265,000	Volkswagen Auto Loan Enhanced Trust, Series 2010-1, Class A4, 2.140% due 08/22/2016 (d)	270,259

		1,433,346

Credit Card — 0.5%
135,000	GE Capital Credit Card Master Note Trust, Series 2010-3, Class A, 2.210% due 06/15/2016 (d)	138,044

Industrial — 0.2%
55,000	CNH Equipment Trust, Series 2011-A, Class A4, 2.040% due 10/17/2016 (d)	56,335

Transportation — 0.1%
50,000	GE Equipment Transportation LLC, Series 2011-1, Class A3, 1.000% due 10/20/2014 (d)	50,035

TOTAL ASSET-BACKED SECURITIES
(Cost $1,645,639)		1,677,760

CORPORATE BONDS AND NOTES — 14.4%
Chemicals — 0.5%
100,000	Lubrizol Corp, 8.875% due 02/01/2019 (d)	135,620

Consumer Discretionary — 0.5%
125,000	TJX Cos Inc, 6.950% due 04/15/2019 (d)	156,822

Diversified Financial Services — 0.5%
145,000	Royal Bank of Canada, MTN, 2.300% due 07/20/2016 (d)	146,591

Financials — 6.6%
120,000	Axis Specialty Finance LLC, 5.875% due 06/01/2020 (d)	123,073
50,000	Bank of America Corp, MTN, 7.625% due 06/01/2019 (d)	52,521
105,000	Bear Stearns Cos LLC/The, 7.250% due 02/01/2018 (d)	123,773
175,000	Berkshire Hathaway Inc, 3.200% due 02/11/2015 (d)	183,990
65,000	Capital One Financial Corp, 7.375% due 05/23/2014 (d)	72,604
95,000	Chubb Corp, 6.375% due 03/29/2067 (d),(h)	92,031
150,000	Corp Andina de Fomento, SNAT, 8.125% due 06/04/2019 (d)	184,062
55,000	Fidelity National Financial Inc, 6.600% due 05/15/2017 (d)	57,942
80,000	General Electric Capital Corp, MTN,
	5.500% due 01/08/2020 (d)	87,259
20,000	Goldman Sachs Group Inc/The, 6.150% due 04/01/2018 (d)	20,725
45,000	Huntington Bancshares Inc/OH, 7.000% due 12/15/2020 (d)	50,933

65,000	KeyCorp, MTN, 5.100% due 03/24/2021 (d)	65,592
210,000	Landesbank Baden-Wuerttemberg/New York NY, MTN, 6.350% due 04/01/2012 (d)	214,454
	Lincoln National Corp:
45,000	6.050% due 04/20/2067 (d)
	(becomes variable April 2017)	36,450
25,000	8.750% due 07/01/2019 (d)	29,632
70,000	MetLife Inc, 6.750% due 06/01/2016 (d)	80,509
170,000	National Rural Utilities Cooperative Finance Corp, 10.375% due 11/01/2018 (d)	244,266
115,000	PNC Funding Corp, 5.625% due 02/01/2017 (d)	124,859
35,000	Telecom Italia Capital SA, 7.175% due 06/18/2019 (d)	35,091
60,000	US Bancorp, MTN, 4.125% due 05/24/2021 (d)	64,683

		1,944,449

Healthcare — 0.9%
70,000	Cardinal Health Inc, 4.625% due 12/15/2020 (d)	75,982
85,000	Covidien International Finance SA, 6.000% due 10/15/2017 (d)	100,933
75,000	UnitedHealth Group Inc, 3.875% due 10/15/2020 (d)	79,195

		256,110

Industrial Conglomerates — 2.6%
100,000	Agilent Technologies Inc, 5.500% due 09/14/2015 (d)	109,429
85,000	Alcoa Inc, 5.400% due 04/15/2021 (d)	82,367
100,000	Barrick North America Finance LLC, 6.800% due 09/15/2018 (d)	121,852
50,000	CRH America Inc, 6.000% due 09/30/2016 (d)	53,551
75,000	International Paper Co, 7.950% due 06/15/2018 (d)	86,627
45,000	Lorillard Tobacco Co, 8.125% due 06/23/2019 (d)	52,718
100,000	Occidental Petroleum Corp, 4.100% due 02/01/2021 (d)	108,478
65,000	Tyco International Ltd / Tyco International Finance SA,
	7.000% due 12/15/2019 (d)	81,197
45,000	Valero Energy Corp, 9.375% due 03/15/2019 (d)	57,667

		753,886

Industrials — 0.1%
30,000	Fluor Corp, 3.375% due 09/15/2021 (d)	29,992

Information Technology — 1.1%
90,000	BMC Software Inc, 7.250% due 06/01/2018 (d)	107,938
150,000	Cisco Systems Inc, 4.950% due 02/15/2019 (d)	170,693
30,000	Oracle Corp, 5.750% due 04/15/2018 (d)	35,743

		314,374

Real Estate — Diversified — 1.4%
	Health Care REIT Inc:
65,000	4.700% due 09/15/2017 (d)	65,172
55,000	5.250% due 01/15/2022 (d)	52,155
95,000	Kilroy Realty LP, 4.800% due 07/15/2018 (d)	91,645
90,000	Liberty Property LP, 5.650% due 08/15/2014 (d)	98,125
80,000	Simon Property Group LP, 10.350% due 04/01/2019 (d)	107,009

		414,106

Telephone — 0.2%
70,000	CenturyLink Inc, 5.150% due 06/15/2017 (d)	65,720

TOTAL CORPORATE BONDS AND NOTES
(Cost $4,025,162)		4,217,670

GOVERNMENT GUARANTEED SECURITY — 0.9%
(Cost $243,543)
Commercial Mortgage-Backed Securities — 0.9%
250,000	NCUA Guaranteed Notes, Series 2010-C1, Class A2, 2.900% due 10/29/2020 (d)	261,997

MORTGAGE-BACKED SECURITIES — 11.9%
Commercial Mortgage-Backed Securities — 7.1%
165,000	Asset Securitization Corp, Series 1997-D5, Class A5, 6.941% due 02/14/2043 (d),(h)	172,323
	Bear Stearns Commercial Mortgage Securities:
165,000	Series 2005-PWR9, Class A4A, 4.871% due 09/11/2042(d)	177,382
80,000	Series 2005-T18, Class A4, 4.933% due 02/13/2042 (d),(h)	86,287
124,563	GE Capital Commercial Mortgage Corp, Series 2005-C1, Class A2, 4.353% due 06/10/2048 (d)	124,460

	Morgan Stanley Capital I:
180,000	Series 2005-HQ5, Class A4, 5.168% due 01/14/2042 (d)	193,811
105,000	Series 2005-T17, Class A5, 4.780% due 12/13/2041 (d)	111,690
	Wachovia Bank Commercial Mortgage Trust:
450,000	Series 2004-C15, Class A4, 4.803% due 10/15/2041 (d)	476,390
295,847	Series 2005-C18, Class A3, 4.790% due 04/15/2042 (d)	303,292
436,893	Series 2005-C20, Class A6A, 5.110% due 07/15/2042 (d),(h)	443,625

		2,089,260

Mortgage Pass-Through Securities — 4.8%
	Fannie Mae Pool:
283,769	#AH9034, 4.000% due 03/01/2026 (d)	299,670
350,463	#AI2506, 4.000% due 05/01/2026 (d)	370,101
286,864	#745873, 5.500% due 10/01/2036 (d)	312,610
2,984	#303105, 11.000% due 11/01/2020 (d)	3,482
8,413	#100081, 11.500% due 08/20/2016 (d)	9,373
378,338	Freddie Mac Gold Pool, #G18305, 4.000% due 04/01/2024 (d)	398,527

		1,393,763

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $3,408,232)		3,483,023

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.4%
(Cost $96,607)
Government Agency Debentures — 0.4%
75,000	Financing Corp Fico, 10.700% due 10/06/2017 (d)	113,378

TOTAL INVESTMENTS
(Cost $26,744,237)(i)	97.6%	28,533,226
OTHER ASSETS AND LIABILITIES (Net)	2.4	695,218

NET ASSETS	100.0%	$29,228,444

†	Non-income producing security.

*	Amount represents less than 0.05% of net assets.

(a)	Subsequent Events: The Fund was liquidated on October 14, 2011.

(b)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$18,779,398
Level 2 — Other Significant Observable Inputs	9,753,828
Level 3 — Significant Unobservable Inputs	— *

Total	$28,533,226

Securities or other financial instruments that transfer between levels during the fiscal year are treated as though the transfer occurred at the beginning of the period.

The following is a reconciliation of the assets for which significant unobservable inputs were used to determine fair value (Level 3) either at the beginning or end of the period:

Common Stock—
Consumer
Discretionary
Balance as of 6/30/2011	$— *
Transfers into Level 3	—
Transfers out of Level 3	—
Gross Purchases	—
Gross Sales	—
Accrued discounts	—
Accrued premiums	—
Realized gains	—
Realized losses	—
Change in unrealized appreciation/(depreciation)	—

Balance as of 9/30/2011	$— *

Net change in unrealized appreciation/(depreciation) from investments still held at the end of the period	$—

*	Level 3 valuation inputs were used to value certain securities held by the Fund at zero.

(c)	Unless otherwise indicated, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (b) above).

(d)	Security value was determined based on Level 2 inputs established by ASC Topic 820 (see note (b) above).

(e)	Security value was determined based on Level 3 inputs established by ASC Topic 820 (see note (b) above).

(f)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities, including derivative securities such as interest rate and credit default swap contracts, if any, are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(g)	Security valued at fair value as of September 30, 2011, in accordance with guidelines approved by the Board of Trustees (see note (f) above). At September 30, 2011, these securities represent $0, 0.0 % of net assets.

(h)	Variable rate security. The interest rate shown reflects the rate in effect as of September 30, 2011.

(i)	At September 30, 2011, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $3,519,264, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,730,275 and net appreciation for financial reporting purposes was $1,788,989. At September 30, 2011, aggregate cost for financial reporting purposes was $26,744,237.

ABBREVIATIONS:
ADR	— American Depositary Receipt
MTN	— Medium Term Note
NCUA	— National Credit Union Administration
NYR	— New York Registered Shares
SNAT	— Supra-National

At September 30, 2011, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	49.8%	$14,562,183
United Kingdom	2.0	584,479
Japan	1.6	463,889
China	1.2	357,872
Switzerland	1.1	314,982
Netherlands	0.8	224,003
Canada	0.7	200,753

Bermuda	0.7		192,154
France	0.5		159,389
Australia	0.5		141,402
Germany	0.4		108,153
Brazil	0.4		104,671
Cayman Islands	0.3		97,820
South Korea	0.3		95,786
Hong Kong	0.3		86,441
Taiwan	0.3		75,701
Israel	0.3		74,896
Italy	0.3		72,948
Sweden	0.2		62,661
Singapore	0.2		62,371
Portugal	0.2		61,324
Ireland	0.2		60,417
Spain	0.1		43,318
South Africa	0.1		41,487
Malaysia	0.1		36,621
Russian Federation	0.1		36,293
India	0.1		32,812
Mexico	0.1		30,922
Finland	0.1		28,521
Thailand	0.1		26,783
Norway	0.1		26,576
Poland	0.1		24,791
Indonesia	0.1		15,742
Denmark	0.0	*	14,146
Colombia	0.0	*	5,288

TOTAL COMMON STOCKS	63.4		18,527,595
PREFERRED STOCKS:
Brazil	0.3		93,942
Germany	0.1		22,592

TOTAL PREFERRED STOCKS	0.4		116,534
INVESTMENT COMPANY	0.5		135,269
ASSET-BACKED SECURITIES	5.7		1,677,760
CORPORATE BONDS AND NOTES	14.4		4,217,670
GOVERNMENT GUARANTEED SECURITY	0.9		261,997
MORTGAGE-BACKED SECURITIES	11.9		3,483,023
U.S. GOVERNMENT AGENCY OBLIGATIONS	0.4		113,378

TOTAL INVESTMENTS	97.6		28,533,226
OTHER ASSETS AND LIABILITIES (Net)	2.4		695,218

NET ASSETS	100.0%		$29,228,444

*	Amount represents less than 0.05% of net assets.

Munder Bond Fund

Portfolio of Investments, September 30, 2011 (Unaudited) (a)

Principal
Amount		Value(b),(c),(f)

ASSET-BACKED SECURITIES — 16.2%
Auto Loans — 7.9%
	AmeriCredit Automobile Receivables Trust:
$720,000	Series 2009-1, Class C, 14.550% due 01/15/2016 (g)	$864,652
1,100,000	Series 2011-4, Class D, 4.080% due 09/08/2017	1,096,499
	CarMax Auto Owner Trust:
850,000	Series 2009-2, Class B, 4.650% due 08/17/2015 (g)	906,079
1,275,000	Series 2011-1, Class D, 3.620% due 08/15/2017 (g)	1,313,944
1,172,725	Chesapeake Funding LLC, Series 2009-2A, Class A, 144A, 1.979% due 09/15/2021 (g),(h),(j),(k),(l)	1,176,053
1,000,000	Navistar Financial Dealer Note Master Trust, Series 2009-1, Class B, 144A, 4.485% due 10/26/2015 (g),(h),(j),(k),(l)	1,029,562
1,260,000	Santander Drive Auto Receivables Trust, Series 2011-1, Class D, 4.010% due 02/15/2017 (g)	1,273,388
525,000	World Omni Auto Receivables Trust, Series 2007-BA, Class B, 144A, 5.980% due 04/15/2015 (j),(k),(l)	529,599

		8,189,776

Credit Card — 1.0%
1,000,000	Citibank Omni Master Trust, Series 2009-8, Class A8, 144A, 2.329% due 05/16/2016 (g),(h),(j),(k),(l)	1,008,511

Equipment — 3.0%
1,500,000	CNH Wholesale Master Note Trust, Series 2009-1A, Class B, 144A, 8.729% due 07/15/2015 (g),(h),(j),(k),(l)	1,583,304
1,500,000	Great America Leasing Receivables, Series 2009-1, Class C, 144A 6.480% due 12/15/2016 (g),(j),(k),(l)	1,588,953

		3,172,257

Home Equity Loans — 3.4%
685,925	Citigroup Mortgage Loan Trust Inc, Series 2006-WFH3, Class A3, 0.385% due 10/25/2036 (h)	621,977

1

11,829	Contimortgage Home Equity Trust, Series 1997-2, Pass thru Certificate, Class A9, 7.090% due 04/15/2028	11,749
	Countrywide Asset-Backed Certificates:
228,887	Series 2003-BC6, Class M5, 3.535% due 04/25/2033 (h)	40,452
600,000	Series 2007-BC2, Class 2A2, 0.415% due 06/25/2037 (h)	516,990
14,573	FHLMC Structured Pass Through Securities, Series T-7, Class A6, 7.030% due 08/25/2028 (e),(h),(i)	14,573
142,765	Indymac Residential Asset Backed Trust, Series 2007-A, Class 2A1, 0.365% due 04/25/2047 (h)	141,182
447,311	JP Morgan Mortgage Acquisition Corp, Series 2007-CH5, Class A2, 0.285% due 05/25/2037 (h)	428,189
150,000	Park Place Securities Inc, Series 2005-WCH1, Class M2, 0.755% due 01/25/2036 (h)	135,890
639,046	Quest Trust, Series 2004-X3, Class M1, 144A, 1.035% due 09/25/2034 (g),(h),(j),(k),(l)	623,085
696,514	Residential Asset Mortgage Products Inc, Series 2006-RZ4, Class A2, 0.415% due 10/25/2036 (h)	530,335
434,823	Residential Asset Securities Corp, Series 2003-KS10, Class A14, 4.470% due 03/25/2032	429,817

		3,494,239

Time Share Receivables — 0.9%
	Marriott Vacation Club Owner Trust:
759,429	Series 2004-2A, Class A, 144A, 4.192% due 10/20/2026 (g),(j),(k),(l)	764,262
137,348	Series 2004-2A, Class B, 144A, 4.341% due 10/20/2026 (j),(k),(l)	137,341

		901,603

Utilities — 0.0%†
35,000	GE Equipment Midticket LLC, Series 2009-1, Class B, 5.670% due 11/16/2020	36,387

Other — 0.0%†
547,083	ELM BV, 144A, 16.351% due 06/20/2013 (e),(h),(i),(j),(k),(m)	48,253

TOTAL ASSET-BACKED SECURITIES
(Cost $17,633,441)		16,851,026

2

CORPORATE BONDS AND NOTES — 39.8%
Aerospace & Defense — 0.3%
290,000	Lockheed Martin Corp, 4.850% due 09/15/2041	305,117

Chemicals — 0.9%
500,000	Ashland Inc, 9.125% due 06/01/2017	553,125
250,000	Lubrizol Corp, 8.875% due 02/01/2019	339,050

		892,175

Consumer Staples — 0.4%
385,000	Tyson Foods Inc, 6.850% due 04/01/2016	418,688

Diversified Financial Services — 0.5%
485,000	Royal Bank of Canada, MTN 2.300% due 07/20/2016	490,322

Energy — 0.8%
575,000	Valero Energy Corp, 10.500% due 03/15/2039 (g)	847,628

Financials — 20.5%
950,000	ACE INA Holdings Inc, 5.900% due 06/15/2019 (g)	1,108,295
1,360,000	Axis Specialty Finance LLC, 5.875% due 06/01/2020 (g)	1,394,823
145,000	Bank of America Corp, MTN, 7.625% due 06/01/2019 (g)	152,310
1,105,000	Bear Stearns Cos LLC/The, 7.250% due 02/01/2018 (g)	1,302,563
1,535,000	Chubb Corp, 6.375% due 03/29/2067 (g),(h)	1,487,031
	Citigroup Inc:
405,000	3.953% due 06/15/2016	404,037
520,000	5.375% due 08/09/2020	538,729
1,195,000	Corp Andina de Fomento, SNAT, 8.125% due 06/04/2019 (g)	1,466,361
880,000	Fidelity National Financial Inc, 6.600% due 05/15/2017 (g)	927,079
1,000,000	Ford Motor Credit Co LLC, 5.875% due 08/02/2021	994,683
	General Electric Capital Corp:
1,165,000	5.300% due 02/11/2021 (g)	1,208,572
790,000	MTN, 5.500% due 01/08/2020 (g)	861,680
725,000	Goldman Sachs Group Inc/The, 6.150% due 04/01/2018 (g)	751,300
415,000	Huntington Bancshares Inc/OH, 7.000% due 12/15/2020	469,719

3

670,000	KeyCorp, MTN, 5.100% due 03/24/2021 (g)	676,100
	Lincoln National Corp:
605,000	6.050% due 04/20/2067 (g) (becomes variable April 2017)	490,050
45,000	8.750% due 07/01/2019	53,337
750,000	MetLife Inc, Series A, 6.817% due 08/15/2018 (g)	879,655
1,350,000	National Rural Utilities Cooperative Finance Corp, 10.375% due 11/01/2018 (g)	1,939,764
1,055,000	PNC Funding Corp, 5.625% due 02/01/2017 (g)	1,145,443
750,000	StanCorp Financial Group Inc, 6.900% due 06/01/2067 (g) (becomes variable June 2017)	649,202
315,000	Telecom Italia Capital SA, 7.175% due 06/18/2019	315,818
715,000	US Bancorp, 4.125% due 05/24/2021 (g)	770,801
515,000	Verisk Analytics Inc, 5.800% due 05/01/2021	578,165
770,000	Wells Fargo & Co, MTN, 4.600% due 04/01/2021 (g)	823,058

		21,388,575

Industrial Conglomerates — 4.4%
840,000	Agilent Technologies Inc, 5.500% due 09/14/2015	919,205
550,000	Ball Corp, 5.750% due 05/15/2021	534,875
515,000	CF Industries Inc, 6.875% due 05/01/2018	574,869
400,000	CRH America Inc, 6.000% due 09/30/2016	428,408
585,000	International Paper Co, 7.950% due 06/15/2018	675,691
410,000	Lorillard Tobacco Co, 8.125% due 06/23/2019	480,318
775,000	News America Inc, 7.850% due 03/01/2039 (g)	958,057

		4,571,423

Industrials — 3.3%
500,000	Amkor Technology Inc, 7.375% due 05/01/2018	482,500
900,000	Comcast Corp, 6.400% due 05/15/2038 (g)	1,036,047
670,000	Kansas City Southern Railway, 8.000% due 06/01/2015 (g)	712,712

4

685,000	Levi Strauss & Co, 8.875% due 04/01/2016 (g)	691,850
520,000	Westlake Chemical Corp, 6.625% due 01/15/2016	525,200

		3,448,309

Information Technology — 0.9%
800,000	BMC Software Inc, 7.250% due 06/01/2018 (g)	959,449

Metals & Mining — 0.3%
295,000	Barrick PD Australia Finance Pty Ltd, 5.950% due 10/15/2039 (g)	318,740

Oil & Gas Exploration & Production — 0.9%
855,000	Devon Energy Corp, 5.600% due 07/15/2041	985,641

Real Estate — Diversified — 4.1%
	Health Care REIT Inc:
300,000	4.700% due 09/15/2017	300,794
755,000	5.250% due 01/15/2022 (g)	715,948
1,250,000	Kilroy Realty LP, 4.800% due 07/15/2018 (g)	1,205,853
805,000	Liberty Property LP, 5.650% due 08/15/2014 (g)	877,672
870,000	Simon Property Group LP, 10.350% due 04/01/2019 (g)	1,163,722

		4,263,989

Retail — 1.0%
	Wal-Mart Stores Inc:
515,000	5.000% due 10/25/2040 (g)	588,490
400,000	5.625% due 04/01/2040	486,574

		1,075,064

Telephone — 1.5%
	CenturyLink Inc:
515,000	5.150% due 06/15/2017	483,509
650,000	7.600% due 09/15/2039 (g)	584,686
550,000	Frontier Communications Corp, 8.500% due 04/15/2020	533,500

		1,601,695

TOTAL CORPORATE BONDS AND NOTES
(Cost $40,504,828)		41,566,815

5

GOVERNMENT GUARANTEED SECURITIES — 3.6%
Collateralized Mortgage Obligations (CMO)-Non Agency — 1.5%
1,537,441	FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 2A, 144A, 3.250% due 04/25/2038 (g),(j),(k),(l)	1,604,566
Commercial Mortgage-Backed Securities — 2.1%
2,095,000	NCUA Guaranteed Notes, Series 2010-C1, Class A2, 2.900% due 10/29/2020 (g)	2,195,536

TOTAL GOVERNMENT GUARANTEED SECURITIES
(Cost $3,559,872)		3,800,102

MORTGAGE-BACKED SECURITIES — 47.6%
Collateralized Mortgage Obligations (CMO)-Agency — 0.2%
	Fannie Mae REMICS:
150,629	Series 1990-5, Class J, 8.200% due 01/25/2020	171,520
23,462	Series 2003-63, Class GU, 4.000% due 07/25/2033	24,041

		195,561

Collateralized Mortgage Obligations (CMO) — Non Agency — 3.7%
	Countrywide Alternative Loan Trust:
916,172	Series 2003-20CB, Class 1A2, 5.500% due 10/25/2033 (g)	939,462
572,213	Series 2005-3CB, Class 1A10, 5.250% due 03/25/2035	528,364
614,443	GSR Mortgage Loan Trust, Series 2004-15F, Class 2A1, 6.000% due 12/25/2034	646,726
460,721	MASTR Alternative Loans Trust, Series 2004-10, Class 3A1, 5.000% due 09/25/2019	466,717
1,452,344	Terwin Mortgage Trust, 144A, Series 2007-2ALT, Class A1B 0.355% due 04/25/2038 (j),(k),(l)	1,259,847

		3,841,116

Commercial Mortgage-Backed Securities — 8.7%
1,106,000	Asset Securitization Corp, Series 1997-D5, Class A5, 6.941% due 02/14/2043 (g),(h)	1,155,084
535,000	Bear Stearns Commercial Mortgage Securities, Series 2005-T18, Class A4, 4.933% due 02/13/2042 (g),(h)	577,049
921,599	First Union-Lehman Brothers-Bank of America, Series 1998-C2, Class D, 6.778% due 11/18/2035 (g)	936,105

6

990,000	GS Mortgage Securities Corp II, Series 2011-GC5, Class A2, 2.999% due 08/10/2044	999,874
1,205,000	JP Morgan Chase Commercial Mortgage Securities Corp, Series 2011-C5, Class A3, 4.171% due 08/15/2046 (i)	1,228,347
1,000,000	LB-UBS Commercial Mortgage Trust, Series 2002-C4, Class A5, 4.853% due 09/15/2031 (g)	1,021,089
756,374	Morgan Stanley Capital I, Series 2004-HQ4, Class A-6, 4.830% due 04/14/2040 (g)	773,284
675,000	Morgan Stanley Capital I, Series 2011-C3, Class A2, 3.224% due 07/15/2049 (i)	681,730
1,724,933	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class APB1, 5.828% due 05/15/2043 (g),(h)	1,753,550

		9,126,112

Mortgage Pass-Through Securities — 35.0%
	Fannie Mae Pool:
61,144	#070225, 7.500% due 08/01/2018	68,218
2,528	#081585, 11.500% due 07/01/2012	2,537
74,081	#100081, 11.500% due 08/20/2016	82,530
43,039	#303105, 11.000% due 11/01/2020	50,235
	Fannie Mae (TBA):
5,000,000	4.000% due 01/01/2040 (n),(o)	5,240,625
1,915,000	5.000% due 10/01/2036 (n),(o)	2,059,822
	Freddie Mac Gold Pool:
15,040	#A00813, 9.000% due 10/01/2020	17,128
58,166	#A01048, 8.500% due 02/01/2020	65,123
60,806	#C30261, 7.500% due 08/01/2029	70,799
50,147	#G00479, 9.000% due 04/01/2025	60,978
	Freddie Mac Gold (TBA):
4,415,000	4.000% due 01/01/2040 (n),(o)	4,620,573
3,505,000	4.500% due 05/01/2039 (n),(o)	3,707,085
3,540,000	5.000% due 01/01/2037 (n),(o)	3,795,544
4,635,000	5.500% due 07/01/2035 (n),(o)	5,012,318
1,265,000	6.000% due 11/01/2035 (n),(o)	1,385,768
	Ginnie Mae I (TBA):
2,885,000	4.000% due 08/01/2040 (n),(o)	3,085,147
3,199,000	4.500% due 09/01/2039 (n),(o)	3,475,413
3,400,000	5.000% due 06/01/2038 (n),(o)	3,733,625

		36,533,468

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $48,945,126)		49,696,257

7

MUNICIPAL BONDS AND NOTES — 2.2%
Municipal — 2.2%
1,000,000	City of New York NY, GO, 5.676% due 10/01/2034 (g)	1,070,250
1,150,000	Commonwealth of Pennsylvania, 5.350% due 05/01/2030 (g)	1,222,749

TOTAL MUNICIPAL BONDS AND NOTES
(Cost $2,108,054)		2,292,999

U.S. TREASURY OBLIGATIONS — 8.5%
U.S. Treasury Bonds — 2.0%
870,000	4.375% due 05/15/2040	1,119,855
720,000	5.250% due 11/15/2028	981,338

		2,101,193

U.S. Treasury Notes — 6.5%
5,610,000	1.000% due 08/31/2016	5,624,025
985,000	1.875% due 04/30/2014	1,022,476
90,000	3.000% due 09/30/2016	98,937

		6,745,438

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $8,665,325)		8,846,631

Shares

COMMON STOCKS — 0.1%
(Cost $585,487)
Consumer Discretionary
Automobiles — 0.1%
5,015	General Motors Co *,(d)	101,203

WARRANTS — 0.1%
Consumer Discretionary
Automobiles — 0.1%
	General Motors Co:
4,559	07/10/2016 *,(d)	53,067
4,559	07/10/2019 *,(d)	36,153

TOTAL WARRANTS
(Cost $664,384)		89,220

INVESTMENT COMPANY — 17.4%
(Cost $18,115,165)
18,115,165	State Street Institutional Government Money Market Fund (d)	18,115,165

TOTAL INVESTMENTS
(Cost $140,781,682)(p)	135.5%	141,359,418
OTHER ASSETS AND LIABILITIES (Net)	(35.5)	(37,042,555)

NET ASSETS	100.0%	$104,316,863

*	Non-income producing security.
†	Amount represents less than 0.05% of net assets.

8

(a)	At September 30, 2011, a substantial portion of the Fund’s net assets were invested in mortgage-backed securities. As a result, adverse market conditions affecting mortgage-backed securities may have a more significant impact on the Fund than they would on a Fund investing in a broader range of securities and the value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.

(b)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

		Investments in	Investments in
		Other	Other
		Financial	Financial
	Investments in	Instruments-	Instruments-
Valuation Inputs	Securities	Assets*	Liabilities*

Level 1 — Quoted Prices	$18,305,588	$2,923	$(5,804)
Level 2 — Other Significant Observable Inputs	122,991,004	12,267	(207,656)
Level 3 — Significant Unobservable Inputs	62,826	—	—

Total	$141,359,418	$15,190	$(213,460)

*	Other financial instruments include, if applicable, open futures contracts, swap contracts, written options and other derivative instruments, which are not reflected in the Portfolio of Investments. Derivative instruments are valued at the unrealized appreciation/(depreciation) on the instrument.

Securities or other financial instruments that transfer between levels during the fiscal year are treated as though the transfer occurred at the beginning of the period.

9

The following is a reconciliation of the assets for which significant unobservable inputs were used to determine fair value (Level 3) either at the beginning or end of the period:

	Asset Backed
	Securities-	Asset Backed
	Home	Securities-
	Equity Loans	Other	Total

Balance as of 6/30/2011	$16,410	$118,553	$134,963
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Gross purchases	—	—	—
Gross sales	(1,837)	—	(1,837)
Accrued discounts	—	—	—
Accrued premiums	—	—	—
Realized gains	—	—	—
Realized losses	(979)	—	(979)
Change in unrealized appreciation/(depreciation)	979	(70,300)	(69,321)

Balance as of 9/30/2011	$14,573	$48,253	$62,826

Net change in unrealized appreciation/(depreciation) from investments still held at the end of the period	$—	$(70,300)	$(70,300)

(c)	Unless otherwise indicated, the values of securities of the Fund were determined based on Level 2 inputs established by ASC Topic 820 (see note (b) above).

(d)	Security value was determined based on Level 1 inputs established by ASC Topic 820 (see note (b) above).

(e)	Security value was determined based on Level 3 inputs established by ASC Topic 820 (see note (b) above).

(f)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Fixed income securities, including derivative securities such as interest rate and credit default swap contracts, if any, are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. Fixed income securities with remaining maturities of 60 days or less, if any, also may be valued on an amortized cost basis, which approximates current market value. Futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange, but may be valued at the mean of the bid and asked price where there are no sales. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last available price, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality, and type. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(g)	Security, or a portion thereof, is pledged or designated on the Fund’s books as collateral for futures contracts, swap contracts and/or securities purchased on a when issued/delayed delivery basis.

(h)	Variable rate security. The interest rate shown reflects the rate in effect as of September 30, 2011.

10

(i)	Security valued at fair value as of September 30, 2011, in accordance with guidelines approved by the Board of Trustees (see note (f) above). At September 30, 2011, these securities represent $1,972,903, 1.9% of net assets.

(j)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(k)	Security subject to restrictions on resale under federal securities law. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(l)	Security subject to restrictions on resale that has been deemed by the Advisor, Munder Capital Management, to be liquid.

(m)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more that 15% of its net assets in illiquid securities. At September 30, 2011, this security represents $48,253, less than 0.05% of net assets.

Security	Acquisition Date	Cost

ELM BV, 144A, 16.309% due 06/20/2013	06/13/2006	$547,083

(n)	Security purchased on a when-issued, to-be-announced (“TBA”) or delayed delivery basis and may be settled after the customary settlement period. The Fund may purchase securities, including those designated as TBAs in the Portfolio of Investments, for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of the security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The actual security that will be delivered to fulfill a TBA trade is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. The value of the security may vary with market fluctuations during the time before the Fund takes delivery of the security. When the Fund enters into such a transaction, the Fund instructs the custodian to designate as collateral on the Fund’s books assets with a current value at least equal to the amount of its purchase commitment. Purchases of delayed delivery securities may have a similar effect on the Fund’s net asset value as if the Fund had created a degree of leverage in its portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

(o)	Security, or a portion thereof, subject to mortgage dollar roll transaction. The Fund may enter into mortgage dollar roll transactions in which the Fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back similar, but not identical, securities on a specific future date at a predetermined price. Mortgage dollar rolls may be renewed by a new sale and repurchase with a cash settlement at each renewal without physical delivery of the securities. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them. Mortgage dollar rolls are treated as financing transactions unless the sale and repurchase are determined to involve securities that are not substantially the same. Therefore, any gain or loss is considered unrealized until the roll reaches ultimate disposition or the sale and repurchase are determined to involve securities that are not substantially the same.

(p)	At September 30, 2011, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $3,364,497, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $2,786,761 and net appreciation for financial reporting purposes was

11

$577,736. At September 30, 2011, aggregate cost for financial reporting purposes was $140,781,682.

ABBREVIATIONS:
FDIC	— Federal Deposit Insurance Corporation
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation Bonds
MTN	— Medium Term Note
NCUA	— National Credit Union Administration
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
SNAT	— Supra-National
TBA	— To Be Announced

DERIVATIVES:

The Fund is required to value derivatives at fair value and recognize changes in fair value through the Statement of Operations. As such, none of the Fund’s derivative transactions qualify for hedge accounting. The fair value of derivative instruments held by the Fund as of September 30, 2011 is as follows:

Futures Contracts
		Notional	Market	Balance
		Value of	Value of	Sheet
	Contracts	Contracts	Contracts	Location	Fair Value

Asset Derivatives
Interest Rate Contracts 5YR U.S. Treasury Note Futures, December 2011	20	$(2,452,611)	$(2,449,688)	Net Assets- Unrealized Appreciation	$2,923
Liability Derivatives
10YR U.S. Treasury Note Futures, December 2011	10	$(1,295,134)	$(1,300,938)	Net Assets- Unrealized Depreciation	$(5,804)

*	Includes cumulative appreciation/(depreciation) of futures contracts.

Credit Default Swaps
							Upfront	Unrealized
Swap Counterparty/		Notional	Credit	Termination	Payments	Market	Premiums	Appreciation/
Referenced Debt Issuer	Balance Sheet Location	Amount	Spread	Date	Made	Value	Received	(Depreciation)

Liability Derivatives
Bank of America: CDX North America High Yield Index	Unrealized depreciation on credit default swap contracts	$3,000,000	760.80%	06/20/2016	5.000%	$(273,281)	$65,625	$(207,656)
Bank of America: CDX North America Investment Grade Index	Unrealized appreciation on credit default swap contracts	7,000,000	144.32%	12/20/2016	1.000%	(141,566)	153,833	12,267

Futures Contracts: The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into futures contracts for cash management purposes (i.e., attempting to remain fully invested while maintaining liquidity), for hedging purposes (i.e., attempting to reduce risk by offsetting one investment position with another)

12

or to gain exposure to an investment in a manner other than investing in the asset directly. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund may be required to deposit with the broker, or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (known as “variation margin”) may be made or received by the Fund, depending on the daily fluctuation of the value of the contract. Variation margins are generally settled on a daily basis. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Credit Default Swap Contracts: The Fund is subject to credit risk in the normal course of pursuing its investment objective. The Fund may buy or sell credit default swap (“CDS”) contracts for the purpose of hedging the risk of default on portfolio securities or generating income. CDS contracts involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Up-front payments made or received by the Fund are capitalized until such time that the contract is closed. The income/(cost) of CDS contracts is accrued daily and is recorded as unrealized appreciation/(depreciation) on credit default swap contracts until payment is received/(made), at which time the unrealized appreciation/(depreciation) is reclassified to realized gain/(loss) on credit default swap contracts. In addition, CDS contracts are marked to market daily with changes in market value recorded as unrealized appreciation/(depreciation) on credit default swap contracts. If a default event occurs with respect to the underlying debt obligation, the Fund will record a realized gain/(loss) on credit default swap contracts equal to the payment received/(made), net of unrealized appreciation/(depreciation) on credit default swap contracts and/or the value of securities exchanged.

As a buyer in a CDS contract, the Fund is exposed to the risk that the counterparties to the contracts will be unable to meet the terms of their contracts. As a seller in a CDS contract, in order to “cover” its commitment under the contract, the Fund will enter into an offsetting position or instruct the custodian to designate as collateral on the Fund’s books cash or liquid assets equal to the aggregate notional value of the underlying debt obligation. The counterparty to the CDS contract may require that the Fund deposit cash or pledge collateral to offset market value depreciation of the contract until such time as the contract is closed.

13

Munder Growth Opportunities Fund (a)

Portfolio of Investments, September 30, 2011 (Unaudited) (b)

Shares		Value(c),(d),(f)

COMMON STOCKS — 98.0%
Consumer Discretionary — 12.5%
Auto Components — 1.1%
195,855	Gentex Corp	$4,710,313

Hotels, Restaurants & Leisure — 0.6%
107,390	Home Inns & Hotels Management Inc, ADR †	2,767,440

Internet & Catalog Retail — 2.4%
18,800	Amazon.com Inc †	4,065,124
13,296	priceline.com Inc †	5,976,020

		10,041,144

Media — 2.3%
132,690	DIRECTV, Class A †	5,606,153
101,610	Viacom Inc, Class B	3,936,371

		9,542,524

Multiline Retail — 2.4%
73,692	Dollar Tree Inc †	5,535,006
171,490	Macy’s Inc	4,513,617

		10,048,623

Specialty Retail — 3.7%
151,110	PetSmart Inc	6,444,842
557,707	Sally Beauty Holdings Inc †	9,257,936

		15,702,778

Total Consumer Discretionary		52,812,822

Consumer Staples — 6.3%
Beverages — 1.0%
64,700	Coca-Cola Co/The	4,371,132

Food & Staples Retailing — 2.1%
119,270	United Natural Foods Inc †	4,417,761
133,815	Walgreen Co	4,401,175

		8,818,936

Tobacco — 3.2%
30,765	Lorillard Inc	3,405,685
164,015	Philip Morris International Inc	10,231,256

		13,636,941

Total Consumer Staples		26,827,009

1

Energy — 13.6%
Energy Equipment & Services — 4.0%
49,035	Core Laboratories NV	4,404,814
116,372	Halliburton Co	3,551,673
146,328	Schlumberger Ltd	8,740,172

		16,696,659

Oil, Gas & Consumable Fuels — 9.6%
139,190	Chevron Corp	12,877,859
179,604	ConocoPhillips	11,372,525
253,540	Marathon Oil Corp	5,471,393
52,800	Occidental Petroleum Corp	3,775,200
210,685	Peabody Energy Corp	7,138,008

		40,634,985

Total Energy		57,331,644

Financials — 2.3%
Consumer Finance — 0.8%
71,140	American Express Co	3,194,186

Diversified Financial Services — 0.9%
63,255	Portfolio Recovery Associates Inc †	3,935,726

Real Estate Investment Trusts (REITs) — 0.6%
44,715	Digital Realty Trust Inc	2,466,480

Total Financials		9,596,392

Health Care — 12.6%
Biotechnology — 3.1%
120,520	Celgene Corp †	7,462,598
146,340	Gilead Sciences Inc †	5,677,992

		13,140,590

Health Care Equipment & Supplies — 0.8%
8,930	Intuitive Surgical Inc †	3,253,020

Health Care Providers & Services — 3.0%
86,765	Catalyst Health Solutions Inc †	5,005,473
492,360	Health Management Associates Inc, Class A †	3,407,131
58,835	McKesson Corp	4,277,305

		12,689,909

Life Sciences Tools & Services — 0.4%
40,725	Illumina Inc †	1,666,467

Pharmaceuticals — 5.3%
156,415	Abbott Laboratories	7,999,063
259,510	Endo Pharmaceuticals Holdings Inc †	7,263,685
107,150	Watson Pharmaceuticals Inc †	7,312,988

		22,575,736

Total Health Care		53,325,722

2

Industrials — 7.7%
Aerospace & Defense — 1.3%
81,630	United Technologies Corp	5,743,487

Air Freight & Logistics — 1.1%
71,440	United Parcel Service Inc, Class B	4,511,436

Industrial Conglomerates — 0.7%
204,970	General Electric Co	3,123,743

Machinery — 2.7%
101,870	Caterpillar Inc	7,522,081
62,325	Joy Global Inc	3,887,833

		11,409,914

Professional Services — 1.9%
200,079	51job Inc, ADR †	7,983,152

Total Industrials		32,771,732

Information Technology — 36.1%
Communications Equipment — 1.3%
108,705	Qualcomm Inc	5,286,324

Computers & Peripherals — 11.0%
72,295	Apple Inc †	27,557,408
262,325	EMC Corp/Massachusetts †	5,506,202
127,720	NetApp Inc †	4,334,817
222,315	SanDisk Corp †	8,970,410

		46,368,837

Information Technology Services — 0.6%
14,420	International Business Machines Corp	2,523,932

Internet Software & Services — 9.4%
30,925	Baidu Inc/China, ADR †	3,306,192
14,598	Google Inc, Class A †	7,508,919
5,786	Mainstream Data Inc, Class A †,(e),(g),(h),(i)	5,733
2,703,550	Move Inc †	3,920,148
233,850	Sina Corp/China †	16,745,998
74,665	Sohu.com Inc †	3,598,853
614,314	TheStreet Inc	1,216,342
128,980	VistaPrint NV †	3,486,329

		39,788,514

Semiconductors & Semiconductor Equipment — 5.0%
310,340	Applied Materials Inc	3,212,019
179,705	ASML Holding NV, NYR	6,207,011
223,785	Intel Corp	4,773,334
65,800	KLA-Tencor Corp	2,518,824
256,635	Skyworks Solutions Inc †	4,604,032

		21,315,220

3

Software — 8.8%
116,145	BMC Software Inc †	4,478,551
87,210	Check Point Software Technologies Ltd †	4,601,200
398,365	Microsoft Corp	9,915,305
300,150	Oracle Corp	8,626,311
230,875	Red Hat Inc †	9,756,777

		37,378,144

Total Information Technology		152,660,971

Materials — 5.4%
Chemicals — 3.0%
28,480	CF Industries Holdings Inc	3,514,147
50,590	Praxair Inc	4,729,153
360,445	Solutia Inc †	4,631,719

		12,875,019

Metals & Mining — 2.4%
78,355	Cliffs Natural Resources Inc	4,009,425
200,475	Freeport-McMoRan Copper & Gold Inc	6,104,464

		10,113,889

Total Materials		22,988,908

Utilities — 1.5%
Electric Utilities — 1.5%
82,010	ITC Holdings Corp	6,350,034

TOTAL COMMON STOCKS
(Cost $463,882,081)		414,665,234

PREFERRED STOCK — 2.0%
(Cost $6,605,046)
Consumer Staples — 2.0%
Beverages — 2.0%
280,645	Cia de Bebidas das Americas, ADR	8,601,769

INVESTMENT COMPANY — 0.1%
(Cost $623,629)
623,629	State Street Institutional Government Money Market Fund	623,629

TOTAL INVESTMENTS
(Cost $471,110,756)(j)	100.1%	423,890,632
OTHER ASSETS AND LIABILITIES (Net)	(0.1)	(615,321)

NET ASSETS	100.0%	$423,275,311

†	Non-income producing security.

(a)	On September 16, 2011, the Munder Large-Cap Growth Fund, a separate series of Munder Series Trust, was reorganized with and into the Fund.

(b)	The Fund is subject to a fundamental policy, which cannot be changed without shareholder approval, to concentrate (i.e., invest at least 25% of its total assets) in securities of companies engaged in the research, design, development, manufacturing or distribution of products, processes or services for use with Internet-related businesses. The value of stocks of these companies is particularly vulnerable to rapid changes in technological product cycles,

4

government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

(c)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$423,884,899
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	5,733

Total	$423,890,632

Securities or other financial instruments that transfer between levels during the fiscal year are treated as though the transfer occurred at the beginning of the period.

The following is a reconciliation of the assets for which significant unobservable inputs were used to determine fair value (Level 3) either at the beginning or end of the period:

Common Stock–
Information
Technology

Balance as of 6/30/2011	$8,922
Transfers into Level 3	—
Transfers out of Level 3	—
Gross purchases	—
Gross sales	—
Accrued discounts	—
Accrued premiums	—
Realized gains	—
Realized losses	—
Change in unrealized appreciation/(depreciation)	(3,189)

Balance as of 9/30/2011	$5,733

Net change in unrealized appreciation/(depreciation) from investments still held at the end of the period	$(3,189)

(d)	Unless otherwise indicated, the values of the securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (c) above).

(e)	Security value was determined based on Level 3 inputs established by ASC Topic 820 (see note (c) above).

(f)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into

5

U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(g)	Security valued at fair value as of September 30, 2011, in accordance with guidelines approved by the Board of Trustees (see note (f) above). At September 30, 2011, this security represents $5,733, less than 0.05% of net assets.

(h)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration. The Fund does not have the right to demand that any of these securities be registered.

(i)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more that 15% of its net assets in illiquid securities. At September 30, 2011, this security represents $5,733, less than 0.05% of net assets.

Security	Acquisition Date	Cost

Mainstream Data Inc	08/29/00	$213,440

(j)	At September 30, 2011, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $30,336,799, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $77,556,923 and net deprecation for financial reporting purposes was $47,220,124. At September 30, 2011, aggregate cost for financial reporting purposes was $471,110,756.

ABBREVIATIONS:
ADR	— American Depositary Receipt
NYR	— New York Registered Shares

6

At September 30, 2011, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	85.4%	$361,564,245
China	8.1	34,401,635
Netherlands	3.4	14,098,154
Israel	1.1	4,601,200

TOTAL COMMON STOCKS	98.0	414,665,234
PREFERRED STOCKS:
Brazil	2.0	8,601,769
INVESTMENT COMPANY	0.1	623,629

TOTAL INVESTMENTS	100.1	423,890,632
OTHER ASSETS AND LIABILITIES (Net)	(0.1)	(615,321)

NET ASSETS	100.0%	$423,275,311

7

Munder Index 500 Fund

Portfolio of Investments, September 30, 2011 (Unaudited)

Shares		Value(a),(b),(c)

COMMON STOCKS — 95.2%
Consumer Discretionary — 10.2%
Auto Components — 0.2%
5,390	Goodyear Tire & Rubber Co/The †	$54,385
14,458	Johnson Controls Inc	381,258

		435,643

Automobiles — 0.4%
80,823	Ford Motor Co †	781,558
5,163	Harley-Davidson Inc	177,246

		958,804

Distributors — 0.1%
3,334	Genuine Parts Co	169,367

Diversified Consumer Services — 0.1%
2,704	Apollo Group Inc, Class A †	107,105
1,358	DeVry Inc	50,192
6,744	H&R Block Inc	89,763

		247,060

Hotels, Restaurants & Leisure — 1.9%
9,834	Carnival Corp	297,970
666	Chipotle Mexican Grill Inc †	201,765
2,968	Darden Restaurants Inc	126,882
6,584	International Game Technology	95,666
6,005	Marriott International Inc/DE, Class A	163,576
21,945	McDonald’s Corp	1,927,210
15,869	Starbucks Corp	591,755
4,087	Starwood Hotels & Resorts Worldwide Inc	158,657
3,619	Wyndham Worldwide Corp	103,178
1,700	Wynn Resorts Ltd	195,636
9,878	Yum! Brands Inc	487,874

		4,350,169

Household Durables — 0.3%
6,134	DR Horton Inc	55,451
3,369	Fortune Brands Inc	182,196
1,542	Harman International Industries Inc	44,070
3,123	Leggett & Platt Inc	61,804
3,420	Lennar Corp, Class A	46,307
6,427	Newell Rubbermaid Inc	76,289
8,205	Pulte Group Inc †	32,410
1,665	Whirlpool Corp	83,100

		581,627

1

Internet & Catalog Retail — 1.0%
7,724	Amazon.com Inc †	1,670,160
4,141	Expedia Inc	106,631
1,158	Netflix Inc †	131,039
1,058	priceline.com Inc †	475,529

		2,383,359

Leisure Equipment & Products — 0.1%
2,667	Hasbro Inc	86,971
7,293	Mattel Inc	188,816

		275,787

Media — 2.9%
4,963	Cablevision Systems Corp, Class A	78,068
14,248	CBS Corp, Class B	290,374
58,474	Comcast Corp, Class A	1,222,107
15,703	DIRECTV, Class A †	663,452
5,821	Discovery Communications Inc, Class A †	218,986
5,311	Gannett Co Inc	50,614
10,555	Interpublic Group of Cos Inc/The	75,996
6,408	McGraw-Hill Cos Inc/The	262,728
48,610	News Corp, Class A	751,997
5,944	Omnicom Group Inc	218,977
2,197	Scripps Networks Interactive Inc, Class A	81,662
6,916	Time Warner Cable Inc	433,426
22,222	Time Warner Inc	665,993
12,221	Viacom Inc, Class B	473,441
39,477	Walt Disney Co/The	1,190,626
110	Washington Post Co/The, Class B	35,967

		6,714,414

Multiline Retail — 0.8%
1,445	Big Lots Inc †	50,329
2,652	Family Dollar Stores Inc	134,881
3,152	JC Penney Co Inc	84,410
5,978	Kohl’s Corp	293,520
9,084	Macy’s Inc	239,091
3,482	Nordstrom Inc	159,058
848	Sears Holdings Corp †	48,777
14,362	Target Corp	704,312

		1,714,378

Specialty Retail — 1.8%
1,915	Abercrombie & Fitch Co, Class A	117,887
1,093	AutoNation Inc †	35,829
618	AutoZone Inc †	197,259
5,204	Bed Bath & Beyond Inc †	298,241
6,442	Best Buy Co Inc	150,099
4,935	CarMax Inc †	117,700
3,067	GameStop Corp, Class A †	70,848

2

7,652	Gap Inc/The	124,268
33,272	Home Depot Inc	1,093,651
26,811	Lowe’s Cos Inc	518,525
5,266	Ltd Brands Inc	202,794
2,891	O’Reilly Automotive Inc †	192,627
2,458	Ross Stores Inc	193,420
15,084	Staples Inc	200,617
2,707	Tiffany & Co	164,640
8,103	TJX Cos Inc	449,473
2,614	Urban Outfitters Inc †	58,344

		4,186,222

Textiles, Apparel & Luxury Goods — 0.6%
6,147	Coach Inc	318,599
8,079	NIKE Inc, Class B	690,835
1,376	Ralph Lauren Corp	178,467
1,843	VF Corp	223,962

		1,411,863

Total Consumer Discretionary		23,428,693

Consumer Staples — 11.1%
Beverages — 2.6%
2,224	Brown-Forman Corp, Class B	155,992
48,838	Coca-Cola Co/The	3,299,495
6,784	Coca-Cola Enterprises Inc	168,786
4,068	Constellation Brands Inc, Class A †	73,224
4,614	Dr Pepper Snapple Group Inc	178,931
3,594	Molson Coors Brewing Co, Class B	142,358
33,662	PepsiCo Inc/NC	2,083,678

		6,102,464

Food & Staples Retailing — 2.3%
9,312	Costco Wholesale Corp	764,701

28,605	CVS Caremark Corp	960,556
12,870	Kroger Co/The	282,625
7,720	Safeway Inc	128,384
5,175	SUPERVALU Inc	34,465
12,606	Sysco Corp	326,495
37,388	Wal-Mart Stores Inc (d)	1,940,437
19,258	Walgreen Co	633,396
3,354	Whole Foods Market Inc	219,050

		5,290,109

Food Products — 1.9%
14,374	Archer-Daniels-Midland Co	356,619
3,989	Campbell Soup Co	129,124
8,936	ConAgra Foods Inc	216,430
4,444	Dean Foods Co †	39,418
13,753	General Mills Inc	529,078
3,289	Hershey Co/The	194,840

3

6,828	HJ Heinz Co	344,678
3,064	Hormel Foods Corp	82,789
2,421	JM Smucker Co/The	176,467
5,312	Kellogg Co	282,545
37,565	Kraft Foods Inc, Class A	1,261,433
2,895	McCormick & Co Inc/MD	133,633

4,337	Mead Johnson Nutrition Co	298,516
12,786	Sara Lee Corp	209,051
6,539	Tyson Foods Inc, Class A	113,517

		4,368,138

Household Products — 2.3%
2,796	Clorox Co	185,459
10,347	Colgate-Palmolive Co	917,572
8,333	Kimberly-Clark Corp	591,726
58,445	Procter & Gamble Co/The	3,692,555

		5,387,312

Personal Products — 0.2%
9,401	Avon Products Inc	184,260
2,405	Estee Lauder Cos Inc/The, Class A	211,255

		395,515

Tobacco — 1.8%
44,055	Altria Group Inc	1,181,114
2,944	Lorillard Inc	325,901
37,361	Philip Morris International Inc	2,330,579
7,191	Reynolds American Inc	269,519

		4,107,113

Total Consumer Staples		25,650,651

Energy — 11.1%
Energy Equipment & Services — 1.8%
9,278	Baker Hughes Inc	428,273
5,212	Cameron International Corp †	216,506
1,533	Diamond Offshore Drilling Inc	83,916
5,108	FMC Technologies Inc †	192,061
19,560	Halliburton Co	596,971
2,337	Helmerich & Payne Inc	94,882
6,280	Nabors Industries Ltd †	76,993
9,011	National Oilwell Varco Inc	461,543
5,510	Noble Corp †	161,719
2,810	Rowan Cos Inc †	84,834
28,701	Schlumberger Ltd	1,714,311

		4,112,009

Oil, Gas & Consumable Fuels — 9.3%
4,950	Alpha Natural Resources Inc †	87,566
10,588	Anadarko Petroleum Corp	667,573
8,166	Apache Corp	655,240
2,283	Cabot Oil & Gas Corp	141,341

4

14,056	Chesapeake Energy Corp	359,131
42,603	Chevron Corp	3,941,630
29,204	ConocoPhillips	1,849,197
4,953	Consol Energy Inc	168,055
8,875	Denbury Resources Inc †	102,063
8,859	Devon Energy Corp	491,143
16,383	El Paso Corp	286,375
5,713	EOG Resources Inc	405,680
3,265	EQT Corp	174,220
103,418	Exxon Mobil Corp (d)	7,511,249
6,434	Hess Corp	337,528
15,187	Marathon Oil Corp	327,735
7,582	Marathon Petroleum Corp	205,169
4,227	Murphy Oil Corp	186,664
2,918	Newfield Exploration Co †	115,815
3,754	Noble Energy Inc	265,783
17,287	Occidental Petroleum Corp	1,236,021
5,760	Peabody Energy Corp	195,149
2,551	Pioneer Natural Resources Co	167,779
3,862	QEP Resources Inc	104,544
3,510	Range Resources Corp	205,195
7,401	Southwestern Energy Co †	246,675
13,831	Spectra Energy Corp	339,274
2,380	Sunoco Inc	73,804
3,173	Tesoro Corp †	61,778
12,462	Valero Energy Corp	221,574
12,525	Williams Cos Inc/The	304,859

		21,435,809

Total Energy		25,547,818

Financials — 12.9%
Capital Markets — 1.8%
5,021	Ameriprise Financial Inc	197,627
26,219	Bank of New York Mellon Corp/The	487,411
2,133	BlackRock Inc	315,705
22,925	Charles Schwab Corp/The	258,365
5,599	E*Trade Financial Corp †	51,007
2,234	Federated Investors Inc, Class B	39,162
3,095	Franklin Resources Inc	296,006
10,758	Goldman Sachs Group Inc/The	1,017,169
9,590	Invesco Ltd	148,741
4,482	Janus Capital Group Inc	26,892
2,891	Legg Mason Inc	74,328
31,575	Morgan Stanley	426,262
5,125	Northern Trust Corp	179,272
10,720	State Street Corp	344,755
5,453	T Rowe Price Group Inc	260,490

		4,123,192

5

Commercial Banks — 2.4%
14,826	BB&T Corp	316,239
4,417	Comerica Inc (e)	101,459
20,078	Fifth Third Bancorp	202,788
6,363	First Horizon National Corp	37,924
19,043	Huntington Bancshares Inc/OH	91,406
21,018	KeyCorp	124,637
2,742	M&T Bank Corp	191,666
11,193	PNC Financial Services Group Inc	539,391
27,459	Regions Financial Corp	91,438
11,419	SunTrust Banks Inc	204,971
40,858	US Bancorp	961,797
112,303	Wells Fargo & Co	2,708,748
3,920	Zions Bancorporation	55,154

		5,627,618

Consumer Finance — 0.8%

22,090	American Express Co	991,841
9,770	Capital One Financial Corp	387,185
11,606	Discover Financial Services	266,241
11,344	SLM Corp	141,233

		1,786,500

Diversified Financial Services — 2.8%
215,558	Bank of America Corp (d)	1,319,215
62,065	Citigroup Inc	1,590,105
1,422	CME Group Inc	350,381
1,606	IntercontinentalExchange Inc †	189,925
82,933	JPMorgan Chase & Co	2,497,942
4,329	Leucadia National Corp	98,182
4,439	Moody’s Corp	135,167
2,812	NASDAQ OMX Group Inc/The †	65,070
5,774	NYSE Euronext	134,188

		6,380,175

Insurance — 3.4%
7,188	ACE Ltd	435,593

9,936	Aflac Inc	347,263
10,988	Allstate Corp/The	260,306
9,533	American International Group Inc †	209,249
6,948	Aon Corp	291,677
2,083	Assurant Inc	74,572
37,406	Berkshire Hathaway Inc, Class B †	2,657,322
6,081	Chubb Corp/The	364,799
3,598	Cincinnati Financial Corp	94,735
10,824	Genworth Financial Inc, Class A †	62,130
9,731	Hartford Financial Services Group Inc	157,058
6,801	Lincoln National Corp	106,300
6,618	Loews Corp	228,652

6

11,521	Marsh & McLennan Cos Inc	305,767
22,493	MetLife Inc	630,029
6,667	Principal Financial Group Inc	151,141
13,585	Progressive Corp/The	241,270
10,337	Prudential Financial Inc	484,392
2,310	Torchmark Corp	80,527
8,906	Travelers Cos Inc/The	433,989
6,693	Unum Group	140,285

7,231	XL Group Plc	135,943

		7,892,999

Real Estate Investment Trusts (REITs) — 1.6%
2,664	Apartment Investment & Management Co, Class A	58,928
2,000	AvalonBay Communities Inc	228,100
3,124	Boston Properties Inc	278,348
6,306	Equity Residential	327,092
8,660	HCP Inc	303,619
3,774	Health Care REIT Inc	176,623
15,019	Host Hotels & Resorts Inc	164,308
8,893	Kimco Realty Corp	133,662
3,538	Plum Creek Timber Co Inc	122,804
9,763	ProLogis Inc	236,753
3,012	Public Storage	335,386
6,244	Simon Property Group Inc	686,715
6,124	Ventas Inc	302,526
3,922	Vornado Realty Trust	292,660
11,770	Weyerhaeuser Co	183,023

		3,830,547

Real Estate Management & Development — 0.0%#
7,170	CB Richard Ellis Group Inc, Class A †	96,508

Thrifts & Mortgage Finance — 0.1%
11,635	Hudson City Bancorp Inc	65,854
8,304	People’s United Financial Inc	94,666

		160,520

Total Financials		29,898,059

Health Care — 11.5%
Biotechnology — 1.3%
19,655	Amgen Inc	1,080,042
5,158	Biogen Idec Inc †	480,468
9,758	Celgene Corp †	604,215
1,719	Cephalon Inc †	138,723
16,408	Gilead Sciences Inc †	636,631

		2,940,079

Health Care Equipment & Supplies — 1.8%
12,086	Baxter International Inc	678,508
4,625	Becton Dickinson and Co	339,105
33,397	Boston Scientific Corp †	197,376

7

4,883	CareFusion Corp †	116,948
10,495	Covidien PLC	462,829
1,842	CR Bard Inc	161,249
3,076	DENTSPLY International Inc	94,402
2,506	Edwards Lifesciences Corp †	178,628
831	Intuitive Surgical Inc †	302,717
22,460	Medtronic Inc	746,570
7,008	St Jude Medical Inc	253,620
7,020	Stryker Corp	330,853
2,584	Varian Medical Systems Inc †	134,781
4,051	Zimmer Holdings Inc †	216,729

		4,214,315

Health Care Providers & Services — 2.0%
7,931	Aetna Inc	288,292
5,727	AmerisourceBergen Corp	213,445
7,329	Cardinal Health Inc	306,938
5,747	CIGNA Corp	241,029
3,276	Coventry Health Care Inc †	94,381
2,060	DaVita Inc †	129,100
10,384	Express Scripts Inc †	384,935
3,548	Humana Inc	258,046
2,153	Laboratory Corp of America Holdings †	170,195
5,238	McKesson Corp	380,803
8,200	Medco Health Solutions Inc †	384,498
2,064	Patterson Cos Inc	59,092
3,438	Quest Diagnostics Inc/DE	169,700
10,445	Tenet Healthcare Corp †	43,138
22,890	UnitedHealth Group Inc	1,055,687
7,671	WellPoint Inc	500,763

		4,680,042

Health Care Technology — 0.1%
3,161	Cerner Corp †	216,592

Life Sciences Tools & Services — 0.4%
7,385	Agilent Technologies Inc †	230,781
3,980	Life Technologies Corp †	152,951
2,494	PerkinElmer Inc	47,910
8,122	Thermo Fisher Scientific Inc †	411,298
2,002	Waters Corp †	151,131

		994,071

Pharmaceuticals — 5.9%
33,108	Abbott Laboratories	1,693,143
6,540	Allergan Inc/United States	538,765
36,279	Bristol-Myers Squibb Co	1,138,435
21,669	Eli Lilly & Co	801,103
5,839	Forest Laboratories Inc †	179,783

8

3,636	Hospira Inc †	134,532
58,287	Johnson & Johnson (d)	3,713,465
65,529	Merck & Co Inc	2,143,454
9,066	Mylan Inc/PA †	154,122
165,952	Pfizer Inc (d)	2,934,031
2,675	Watson Pharmaceuticals Inc †	182,569

		13,613,402

Total Health Care		26,658,501

Industrials — 9.8%
Aerospace & Defense — 2.6%
15,763	Boeing Co/The	953,819
7,694	General Dynamics Corp	437,712
2,658	Goodrich Corp	320,768
16,642	Honeywell International Inc	730,750
4,023	ITT Corp	168,966
2,324	L-3 Communications Holdings Inc	144,018
5,853	Lockheed Martin Corp	425,162
5,914	Northrop Grumman Corp	308,474
3,063	Precision Castparts Corp	476,174
7,521	Raytheon Co	307,383
3,268	Rockwell Collins Inc	172,420
6,035	Textron Inc	106,457
19,328	United Technologies Corp	1,359,918

		5,912,021

Air Freight & Logistics — 1.0%
3,507	CH Robinson Worldwide Inc	240,124
4,641	Expeditors International of Washington Inc	188,193
6,743	FedEx Corp	456,366
20,861	United Parcel Service Inc, Class B	1,317,372

		2,202,055

Airlines — 0.1%
17,734	Southwest Airlines Co	142,581

Building Products — 0.0%#
7,894	Masco Corp	56,205

Commercial Services & Supplies — 0.5%
2,337	Avery Dennison Corp	58,612
2,477	Cintas Corp	69,703
4,385	Iron Mountain Inc	138,654
4,458	Pitney Bowes Inc	83,810
6,807	Republic Services Inc	191,004
4,354	RR Donnelley & Sons Co	61,479
1,876	Stericycle Inc †	151,431
10,040	Waste Management Inc	326,902

		1,081,595

9

Construction & Engineering — 0.1%
3,696	Fluor Corp	172,049
2,813	Jacobs Engineering Group Inc †	90,832
4,681	Quanta Services Inc †	87,956

		350,837

Electrical Equipment — 0.4%
15,840	Emerson Electric Co	654,350
3,046	Rockwell Automation Inc	170,576
2,095	Roper Industries Inc	144,367

		969,293

Industrial Conglomerates — 2.3%
15,091	3M Co	1,083,383
12,102	Danaher Corp	507,558
225,471	General Electric Co (d)	3,436,178
9,877	Tyco International Ltd	402,488

		5,429,607

Machinery — 1.7%
13,741	Caterpillar Inc	1,014,635
4,141	Cummins Inc	338,154
8,804	Deere & Co	568,474
3,956	Dover Corp	184,350
7,255	Eaton Corp	257,552
1,220	Flowserve Corp	90,280
10,452	Illinois Tool Works Inc	434,803
7,039	Ingersoll-Rand PLC	197,726
2,295	Joy Global Inc	143,162
7,774	PACCAR Inc	262,917
2,537	Pall Corp	107,569
3,298	Parker Hannifin Corp	208,203
1,283	Snap-On Inc	56,965
3,673	Stanley Black & Decker Inc	180,344

		4,045,134

Professional Services — 0.1%
1,085	Dun & Bradstreet Corp	66,467
2,700	Equifax Inc	82,998
3,195	Robert Half International Inc	67,798

		217,263

Road & Rail — 0.8%
23,296	CSX Corp	434,936
7,397	Norfolk Southern Corp	451,365
1,127	Ryder System Inc	42,274
10,381	Union Pacific Corp	847,816

		1,776,391

10

Trading Companies & Distributors — 0.2%
6,277	Fastenal Co	208,899
1,293	WW Grainger Inc	193,355

		402,254

Total Industrials		22,585,236

Information Technology — 18.5%
Communications Equipment — 2.0%
116,989	Cisco Systems Inc	1,812,160
1,772	F5 Networks Inc †	125,900
2,642	Harris Corp	90,277
5,030	JDS Uniphase Corp †	50,149
11,336	Juniper Networks Inc †	195,659
5,563	Motorola Mobility Holdings Inc †	210,170
6,422	Motorola Solutions Inc	269,082
35,728	Qualcomm Inc	1,737,453
8,999	Tellabs Inc	38,606

		4,529,456

Computers & Peripherals — 4.6%
19,719	Apple Inc †	7,516,488
32,984	Dell Inc †	466,724
43,921	EMC Corp/Massachusetts †	921,902
44,117	Hewlett-Packard Co	990,427
1,748	Lexmark International Inc, Class A †	47,248
7,836	NetApp Inc †	265,954
5,209	SanDisk Corp †	210,183
5,078	Western Digital Corp †	130,606

		10,549,532

Electronic Equipment & Instruments — 0.3%
3,614	Amphenol Corp, Class A	147,343
33,418	Corning Inc	413,046
3,523	FLIR Systems Inc	88,251
4,097	Jabil Circuit Inc	72,886
3,017	Molex Inc	61,456

		782,982

Information Technology Services — 3.8%
13,706	Accenture PLC, Class A	722,032
10,415	Automatic Data Processing Inc	491,067
6,458	Cognizant Technology Solutions Corp, Class A †	404,917
3,420	Computer Sciences Corp	91,827
5,467	Fidelity National Information Services Inc	132,957
3,010	Fiserv Inc †	152,818
25,402	International Business Machines Corp (d)	4,446,112
2,270	Mastercard Inc, Class A	719,953
7,038	Paychex Inc	185,592
6,092	SAIC Inc †	71,946
3,579	Teradata Corp †	191,584

11

3,612	Total System Services Inc	61,151
10,880	Visa Inc, Class A	932,634
13,351	Western Union Co/The	204,137

		8,808,727

Internet Software & Services — 1.7%
4,080	Akamai Technologies Inc †	81,110
24,396	eBay Inc †	719,438
5,356	Google Inc, Class A †	2,755,019
3,172	Monster Worldwide Inc †	22,775
3,670	VeriSign Inc	104,999
26,855	Yahoo! Inc †	353,412

		4,036,753

Office Electronics — 0.1%
29,852	Xerox Corp	208,069

Semiconductors & Semiconductor Equipment — 2.3%
12,809	Advanced Micro Devices Inc †	65,070
7,041	Altera Corp	222,003
6,369	Analog Devices Inc	199,031
28,024	Applied Materials Inc	290,049
10,241	Broadcom Corp, Class A †	340,923
1,294	First Solar Inc †	81,794
111,689	Intel Corp	2,382,326
3,669	KLA-Tencor Corp	140,449
4,976	Linear Technology Corp	137,586
12,593	LSI Corp †	65,232
5,547	MEMC Electronic Materials Inc †	29,066
4,162	Microchip Technology Inc	129,480
22,145	Micron Technology Inc †	111,611
1,531	Novellus Systems Inc †	41,735
13,118	NVIDIA Corp †	163,975
4,425	Teradyne Inc †	48,719
24,573	Texas Instruments Inc	654,871
5,805	Xilinx Inc	159,289

		5,263,209

Software — 3.7%
10,504	Adobe Systems Inc †	253,882
5,047	Autodesk Inc †	140,206
3,871	BMC Software Inc †	149,266
8,051	CA Inc	156,270
4,004	Citrix Systems Inc †	218,338
4,649	Compuware Corp †	35,611
7,265	Electronic Arts Inc †	148,569
6,466	Intuit Inc †	306,747
158,604	Microsoft Corp (d)	3,947,653
84,040	Oracle Corp	2,415,310

12

4,218	Red Hat Inc †	178,253
2,882	Salesforce.com Inc †	329,355
15,947	Symantec Corp †	259,936

		8,539,396

Total Information Technology		42,718,124

Materials — 3.2%
Chemicals — 2.0%
4,533	Air Products & Chemicals Inc	346,185
1,501	Airgas Inc	95,794
1,562	CF Industries Holdings Inc	192,735
25,124	Dow Chemical Co/The	564,285
1,548	Eastman Chemical Co	106,085
4,933	Ecolab Inc	241,174
19,834	EI du Pont de Nemours & Co	792,765
1,567	FMC Corp	108,374
1,783	International Flavors & Fragrances Inc	100,240
11,373	Monsanto Co	682,835
5,890	Mosaic Co/The	288,433
3,350	PPG Industries Inc	236,711
6,426	Praxair Inc	600,703
1,945	Sherwin-Williams Co/The	144,552
2,661	Sigma-Aldrich Corp	164,423

		4,665,294

Construction Materials — 0.1%
2,850	Vulcan Materials Co	78,546

Containers & Packaging — 0.1%
3,607	Ball Corp	111,889
2,280	Bemis Co Inc	66,827
3,621	Owens-Illinois Inc †	54,750
3,533	Sealed Air Corp	59,001

		292,467

Metals & Mining — 0.9%
2,683	AK Steel Holding Corp	17,547
22,635	Alcoa Inc	216,617
2,345	Allegheny Technologies Inc	86,742
3,161	Cliffs Natural Resources Inc	161,748
20,161	Freeport-McMoRan Copper & Gold Inc	613,902

10,511	Newmont Mining Corp	661,142
6,732	Nucor Corp	213,001
1,843	Titanium Metals Corp	27,608
3,141	United States Steel Corp	69,133

		2,067,440

13

Paper & Forest Products — 0.1%
9,297	International Paper Co	216,155
3,765	MeadWestvaco Corp	92,469

		308,624

Total Materials		7,412,371

Telecommunication Services — 3.1%
Diversified Telecommunication Services — 2.8%
126,047	AT&T Inc	3,594,860
13,111	CenturyLink Inc	434,236
21,749	Frontier Communications Corp	132,886
60,206	Verizon Communications Inc	2,215,581
11,145	Windstream Corp	129,951

		6,507,514

Wireless Telecommunication Services — 0.3%
8,417	American Tower Corp, Class A †	452,835
6,397	MetroPCS Communications Inc †	55,718
65,381	Sprint Nextel Corp †	198,758

		707,311

Total Telecommunication Services		7,214,825

Utilities — 3.8%
Electric Utilities — 2.0%
10,258	American Electric Power Co Inc	390,009
28,327	Duke Energy Corp	566,257
6,930	Edison International	265,072
3,760	Entergy Corp	249,250
14,095	Exelon Corp	600,588
8,895	FirstEnergy Corp	399,474
8,983	NextEra Energy Inc	485,262
3,863	Northeast Utilities	129,990
4,993	Pepco Holdings Inc	94,468
2,406	Pinnacle West Capital Corp	103,314
12,288	PPL Corp	350,699
6,266	Progress Energy Inc	324,078
18,242	Southern Co	772,914

		4,731,375

Gas Utilities — 0.1%
1,004	Nicor Inc	55,230
2,202	Oneok Inc	145,420

		200,650

Independent Power Producers & Energy Traders — 0.2%
14,496	AES Corp/The †	141,481
4,386	Constellation Energy Group Inc	166,931
5,321	NRG Energy Inc †	112,858

		421,270

14

Multi-Utilities — 1.5%
5,270	Ameren Corp	156,888
9,297	CenterPoint Energy Inc	182,407
5,553	CMS Energy Corp	109,894
6,229	Consolidated Edison Inc	355,178
12,107	Dominion Resources Inc/VA	614,672
3,601	DTE Energy Co	176,521

1,718	Integrys Energy Group Inc	83,529
6,189	NiSource Inc	132,321
8,555	PG&E Corp	361,962
10,760	Public Service Enterprise Group Inc	359,061
2,532	SCANA Corp	102,419
5,095	Sempra Energy	262,393
4,758	TECO Energy Inc	81,505
5,108	Wisconsin Energy Corp	159,829
10,306	Xcel Energy Inc	254,455

		3,393,034

Total Utilities		8,746,329

TOTAL COMMON STOCKS
(Cost $110,913,171)		219,860,607

INVESTMENT COMPANY — 0.6%
(Cost $1,428,971)
1,428,971	State Street Institutional Government Money Market Fund	1,428,971

Principal
Amount

U.S. TREASURY BILL — 1.5%
(Cost $3,499,699)
$3,500,000	0.030% due 01/12/2012 (d),(f)	3,499,783

TOTAL INVESTMENTS
(Cost $115,841,841)(g)	97.3%	224,789,361
OTHER ASSETS AND LIABILITIES (Net)	2.7	6,285,088

NET ASSETS	100.0%	$231,074,449

†	Non-income producing security.

#	Amount represents less than 0.05% of net assets.

(a)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

15

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 — Quoted Prices	$224,789,361	$(327,465)
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$224,789,361	$(327,465)

*	Other financial instruments include, if applicable, open futures contracts, swap contracts, written options and other derivative instruments, which are not reflected in the Portfolio of Investments. Derivative instruments are valued at the unrealized appreciation/(depreciation) on the instrument.

Securities or other financial instruments that transfer between levels during the fiscal year are treated as though the transfer occurred at the beginning of the period.

(b)	As of September 30, 2011, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (a) above).

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities may be valued at the mean of the bid and asked prices. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable publicly-traded securities information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	Security, or a portion thereof, is pledged or designated on the Fund’s books as collateral for futures contracts.

(e)	The Fund’s sub-advisor, World Asset Management, Inc., is an indirect subsidiary of Comerica Incorporated. The term “affiliated company” includes any company with control over an investment advisor or sub-advisor to the Fund. At September 30, 2011, the Fund held the following security of a company that could be deemed to be an affiliated company:

	Value at	Purchased		Sold		Value at
	6/30/11	Cost	Shares	Proceeds	Shares	9/30/11

Comerica Inc	$148,824	$18,091	554	$15,311	442	$101,459

(f)	Rate represents annualized yield at date of purchase.

(g)	At September 30, 2011, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $120,818,785, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting

16

cost over value was $11,871,265 and net appreciation for financial reporting purposes was $108,947,520. At September 30, 2011, aggregate cost for financial reporting purposes was $115,841,841.

DERIVATIVES:

The Fund is required to value derivatives at fair value and recognize changes in fair value through the Statement of Operations. As such, none of the Fund’s derivative transactions qualify for hedge accounting. The fair value of derivative instruments held by the Fund as of September 30, 2011 is as follows:

Liability Derivatives
		Notional	Market	Gross
		Value of	Value of	Unrealized
	Contracts	Contracts	Contracts	Depreciation

S&P 500® Index, Futures, Dec 2011	214	$12,375,665	$12,048,200	$(327,465)*

*	Includes cumulative appreciation/(depreciation) of futures contracts

Futures Contracts: The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into futures contracts for cash management purposes (i.e., attempting to remain fully invested while maintaining liquidity), for hedging purposes (i.e., attempting to reduce risk by offsetting one investment position with another) or to gain exposure to an investment in a manner other than investing in the asset directly. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund may be required to deposit with the broker, or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (known as “variation margin”) may be made or received by the Fund, depending on the daily fluctuation of the value of the contract. Variation margins are generally settled on a daily basis. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

17

Munder Integrity Mid-Cap Value Fund

Portfolio of Investments, September 30, 2011 (Unaudited)

Shares		Value(a),(b),(c)

COMMON STOCKS — 104.0%
Consumer Discretionary — 9.7%
Hotels, Restaurants & Leisure — 4.2%
42	Darden Restaurants Inc	$1,795
154	MGM Resorts International †	1,431
43	Penn National Gaming Inc †	1,431
70	Wyndham Worldwide Corp	1,996

		6,653

Household Durables — 1.0%
170	DR Horton Inc	1,537

Media — 0.8%
134	Gannett Co Inc	1,277

Multiline Retail — 2.0%
51	JC Penney Co Inc	1,366
69	Macy’s Inc	1,816

		3,182

Specialty Retail — 1.7%
36	Childrens Place Retail Stores Inc/The †	1,675
80	Collective Brands Inc †	1,037

		2,712

Total Consumer Discretionary		15,361

Consumer Staples — 8.5%
Beverages — 1.5%
63	Dr Pepper Snapple Group Inc	2,443

Food Products — 6.1%
75	Hain Celestial Group Inc/The †	2,291
26	JM Smucker Co/The	1,895
20	Mead Johnson Nutrition Co	1,377
100	Smithfield Foods Inc †	1,950
35	TreeHouse Foods Inc †	2,165

		9,678

Tobacco — 0.9%
13	Lorillard Inc	1,439

Total Consumer Staples		13,560

Energy — 6.4%
Energy Equipment & Services — 0.9%
39	Complete Production Services Inc †	735
72	Key Energy Services Inc †	683

		1,418

1

Oil, Gas & Consumable Fuels — 5.5%
32	Berry Petroleum Co, Class A	1,132
41	Brigham Exploration Co †	1,036
24	Continental Resources Inc/OK †	1,161
31	Energen Corp	1,268
15	Noble Energy Inc	1,062
5	Petroleum Development Corp †	97
69	Spectra Energy Corp	1,692
37	Whiting Petroleum Corp †	1,298

		8,746

Total Energy		10,164

Financials — 27.8%
Capital Markets — 3.6%
23	Affiliated Managers Group Inc †	1,795
55	Ameriprise Financial Inc	2,165
116	Invesco Ltd	1,799

		5,759

Commercial Banks — 7.6%
77	Comerica Inc	1,769
235	First Horizon National Corp	1,401
65	Hancock Holding Co	1,741
429	Huntington Bancshares Inc/OH	2,059
413	KeyCorp	2,449
75	SunTrust Banks Inc	1,346
85	Zions Bancorporation	1,196

		11,961

Insurance — 7.7%
84	American Financial Group Inc/OH	2,610
89	Arch Capital Group Ltd †	2,908
68	Lincoln National Corp	1,063
108	Unum Group	2,263
51	WR Berkley Corp	1,514
101	XL Group Plc	1,899

		12,257

Real Estate Investment Trusts (REITs) — 7.9%
20	BRE Properties Inc	847
154	DDR Corp	1,679
163	DiamondRock Hospitality Co	1,139
134	General Growth Properties Inc	1,621
61	Health Care REIT Inc	2,855
42	Highwoods Properties Inc	1,187
84	UDR Inc	1,860
46	Washington Real Estate Investment Trust	1,296

		12,484

2

Thrifts & Mortgage Finance — 1.0%
76	BankUnited Inc	1,578

Total Financials		44,039

Health Care — 10.1%
Health Care Equipment & Supplies — 1.3%
27	Cooper Cos Inc/The	2,137

Health Care Providers & Services — 5.8%
44	CIGNA Corp	1,845
76	Health Net Inc †	1,802
102	Healthsouth Corp †	1,523
34	Humana Inc	2,473
43	LifePoint Hospitals Inc †	1,576

		9,219

Pharmaceuticals — 3.0%
61	Endo Pharmaceuticals Holdings Inc †	1,707
44	Watson Pharmaceuticals Inc †	3,003

		4,710

Total Health Care		16,066

Industrials — 11.8%
Aerospace & Defense — 4.6%
77	BE Aerospace Inc †	2,549
72	Hexcel Corp †	1,596
36	ITT Corp	1,512
101	Spirit Aerosystems Holdings Inc, Class A †	1,611

		7,268

Building Products — 1.0%
72	Owens Corning †	1,561

Electrical Equipment — 0.8%
45	Woodward Inc	1,233

Machinery — 3.5%
20	Joy Global Inc	1,248
25	Parker Hannifin Corp	1,578
34	Stanley Black & Decker Inc	1,669
28	WABCO Holdings Inc †	1,060

		5,555

Road & Rail — 1.9%
27	Kansas City Southern †	1,349
58	Old Dominion Freight Line Inc †	1,680

		3,029

Total Industrials		18,646

Information Technology — 11.2%
Computers & Peripherals — 0.9%
135	Seagate Technology PLC	1,388

3

Electronic Equipment & Instruments — 2.3%
138	Ingram Micro Inc, Class A †	2,226
65	Plexus Corp †	1,470

		3,696

Office Electronics — 1.0%
217	Xerox Corp	1,513

Semiconductors & Semiconductor Equipment — 3.5%
30	Avago Technologies Ltd	983
127	Fairchild Semiconductor International Inc †	1,372
52	International Rectifier Corp †	968
350	RF Micro Devices Inc †	2,219

		5,542

Software — 3.5%
195	Compuware Corp †	1,494
53	JDA Software Group Inc †	1,242
88	Parametric Technology Corp †	1,353
94	Quest Software Inc †	1,493

		5,582

Total Information Technology		17,721

Materials — 4.5%
Chemicals — 2.6%
26	Albemarle Corp	1,051
6	CF Industries Holdings Inc	740
18	FMC Corp	1,245
106	PolyOne Corp	1,135

		4,171

Metals & Mining — 1.9%
24	Carpenter Technology Corp	1,077
44	RTI International Metals Inc †	1,026
86	Steel Dynamics Inc	853

		2,956

Total Materials		7,127

Telecommunication Services — 1.0%
Diversified Telecommunication Services — 1.0%
135	Windstream Corp	1,574

Utilities — 13.0%
Electric Utilities — 6.7%
42	Cleco Corp	1,434
40	Edison International	1,530
84	Great Plains Energy Inc	1,621
96	Northeast Utilities	3,231
190	NV Energy Inc	2,795

		10,611

4

Gas Utilities — 1.5%
94	UGI Corp	2,469

Independent Power Producers & Energy Traders — 2.0%
147	NRG Energy Inc †	3,118

Multi-Utilities — 2.8%
42	Alliant Energy Corp	1,624
89	Wisconsin Energy Corp	2,785

		4,409

Total Utilities		20,607

TOTAL COMMON STOCKS
(Cost $198,494)		164,865

INVESTMENT COMPANY — 3.6%
(Cost $5,738)
5,738	State Street Institutional Government Money Market Fund	5,738

TOTAL INVESTMENTS
(Cost $204,232)(d)	107.6%	170,603
OTHER ASSETS AND LIABILITIES (Net)	(7.6)	(11,979)

NET ASSETS	100.0%	$158,624

†	Non-income producing security.

(a)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$170,603
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$170,603

Securities or other financial instruments that transfer between levels during the fiscal year are treated as though the transfer occurred at the beginning of the period.

(b)	As of September 30, 2011, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (a) above).

5

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	At September 30, 2011, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $848, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $34,477 and net depreciation for financial reporting purposes was $33,629. At September 30, 2011, aggregate cost for financial reporting purposes was $204,232.

6

Munder Integrity Small/Mid-Cap Value Fund

Portfolio of Investments, September 30, 2011 (Unaudited)

Shares		Value(a),(b),(c)

COMMON STOCKS — 103.1%
Consumer Discretionary — 10.4%
Auto Components — 0.7%
46	Tenneco Inc †	$1,178

Hotels, Restaurants & Leisure — 4.7%
44	CEC Entertainment Inc	1,253
41	Gaylord Entertainment Co †	793
61	Penn National Gaming Inc †	2,031
106	Ruby Tuesday Inc †	759
89	Wyndham Worldwide Corp	2,537

		7,373

Household Durables — 1.9%
207	DR Horton Inc	1,871
97	Ryland Group Inc	1,033

		2,904

Media — 0.6%
95	Gannett Co Inc	905

Specialty Retail — 1.8%
39	Childrens Place Retail Stores Inc/The †	1,815
75	Collective Brands Inc †	972

		2,787

Textiles, Apparel & Luxury Goods — 0.7%
116	Jones Group Inc/The	1,068

Total Consumer Discretionary		16,215

Consumer Staples — 3.8%
Food & Staples Retailing — 1.0%
37	Casey’s General Stores Inc	1,615

Food Products — 2.8%
46	Hain Celestial Group Inc/The †	1,405
25	Sanderson Farms Inc	1,187
28	TreeHouse Foods Inc †	1,732

		4,324

Total Consumer Staples		5,939

Energy — 4.9%
Energy Equipment & Services — 1.5%
54	Complete Production Services Inc †	1,018
70	Key Energy Services Inc †	664
95	Pioneer Drilling Co †	682

		2,364

1

Oil, Gas & Consumable Fuels — 3.4%
32	Berry Petroleum Co, Class A	1,132
32	Energen Corp	1,309
54	Gulfport Energy Corp †	1,306
270	Kodiak Oil & Gas Corp †	1,407
6	Petroleum Development Corp †	116

		5,270

Total Energy		7,634

Financials — 30.2%
Capital Markets — 1.4%
133	Janus Capital Group Inc	798
54	Waddell & Reed Financial Inc, Class A	1,350

		2,148

Commercial Banks — 10.4%
145	BancorpSouth Inc	1,273
104	First Financial Bancorp	1,435
67	Hancock Holding Co	1,794
215	Huntington Bancshares Inc/OH	1,032
197	KeyCorp	1,168
250	National Penn Bancshares Inc	1,753
230	Susquehanna Bancshares Inc	1,258
465	Synovus Financial Corp	498
51	Trustmark Corp	926
201	Western Alliance Bancorp †	1,101
82	Wintrust Financial Corp	2,116
137	Zions Bancorporation	1,928

		16,282

Consumer Finance — 1.0%
27	World Acceptance Corp †	1,511

Insurance — 6.4%
73	American Financial Group Inc/OH	2,268
94	Arch Capital Group Ltd †	3,072
45	Hanover Insurance Group Inc/The	1,598
20	ProAssurance Corp	1,440
54	WR Berkley Corp	1,603

		9,981

Real Estate Investment Trusts (REITs) — 9.5%
32	BRE Properties Inc	1,355
135	CubeSmart	1,152
125	DDR Corp	1,362
234	DiamondRock Hospitality Co	1,636
12	Federal Realty Investment Trust	989
33	Health Care REIT Inc	1,544
33	Highwoods Properties Inc	933
177	Inland Real Estate Corp	1,292
178	Lexington Realty Trust	1,164

2

6	Post Properties Inc	208
230	Sunstone Hotel Investors Inc †	1,309
86	UDR Inc	1,904

		14,848

Thrifts & Mortgage Finance — 1.5%
79	BankUnited Inc	1,640
135	Hudson City Bancorp Inc	764

		2,404

Total Financials		47,174

Health Care — 10.4%
Health Care Equipment & Supplies — 2.4%
31	Cooper Cos Inc/The	2,454
52	Invacare Corp	1,198

		3,652

Health Care Providers & Services — 6.7%
18	AMERIGROUP Corp †	702
218	Health Management Associates Inc, Class A †	1,509
79	Health Net Inc †	1,873
107	Healthsouth Corp †	1,597
44	LifePoint Hospitals Inc †	1,612
47	Magellan Health Services Inc †	2,270
24	WellCare Health Plans Inc †	912

		10,475

Pharmaceuticals — 1.3%
56	Medicis Pharmaceutical Corp, Class A	2,043

Total Health Care		16,170

Industrials — 15.5%
Aerospace & Defense — 5.0%
90	BE Aerospace Inc †	2,980
14	Ceradyne Inc †	377
69	Curtiss-Wright Corp	1,989
58	Hexcel Corp †	1,285
74	Spirit Aerosystems Holdings Inc, Class A †	1,180

		7,811

Building Products — 1.6%
26	AO Smith Corp	833
74	Owens Corning †	1,604

		2,437

Commercial Services & Supplies — 0.6%
28	Consolidated Graphics Inc †	1,023

Construction & Engineering — 1.9%
105	Dycom Industries Inc †	1,607
65	EMCOR Group Inc †	1,321

		2,928

3

Machinery — 4.3%
121	Actuant Corp, Class A	2,390
71	Crane Co	2,534
19	Joy Global Inc	1,185
229	Mueller Water Products Inc, Class A	568

		6,677

Marine — 1.0%
30	Kirby Corp †	1,579

Road & Rail — 1.1%
59	Old Dominion Freight Line Inc †	1,709

Total Industrials		24,164

Information Technology — 10.9%
Electronic Equipment & Instruments — 4.2%
121	Benchmark Electronics Inc †	1,574
146	Ingram Micro Inc, Class A †	2,355
53	Plexus Corp †	1,199
148	TTM Technologies Inc †	1,408

		6,536

Information Technology Services — 0.7%
114	Sapient Corp	1,156

Semiconductors & Semiconductor Equipment — 3.8%
133	Fairchild Semiconductor International Inc †	1,436
248	Integrated Device Technology Inc †	1,277
51	International Rectifier Corp †	950
358	RF Micro Devices Inc †	2,270

		5,933

Software — 2.2%
51	JDA Software Group Inc †	1,195
72	Parametric Technology Corp †	1,107
71	Quest Software Inc †	1,128

		3,430

Total Information Technology		17,055

Materials — 4.9%
Chemicals — 3.0%
33	Innophos Holdings Inc	1,316
119	PolyOne Corp	1,275
28	Rockwood Holdings Inc †	943
86	Solutia Inc †	1,105

		4,639

4

Metals & Mining — 1.9%
26	Carpenter Technology Corp	1,167
119	Noranda Aluminum Holding Corp †	994
35	RTI International Metals Inc †	816

		2,977

Total Materials		7,616

Utilities — 12.1%
Electric Utilities — 8.4%
45	Cleco Corp	1,536
53	El Paso Electric Co	1,701
49	IDACORP Inc	1,851
96	Northeast Utilities	3,231
194	NV Energy Inc	2,854
117	PNM Resources Inc	1,922

		13,095

Gas Utilities — 1.5%
93	UGI Corp	2,443

Independent Power Producers & Energy Traders — 1.1%
79	NRG Energy Inc †	1,675

Multi-Utilities — 1.1%
64	Vectren Corp	1,733

Total Utilities		18,946

TOTAL COMMON STOCKS
(Cost $197,858)		160,913

INVESTMENT COMPANY — 5.0%
(Cost $7,714)
7,714	State Street Institutional Government Money Market Fund	7,714

TOTAL INVESTMENTS
(Cost $205,572)(d)	108.1%	168,627
OTHER ASSETS AND LIABILITIES (Net)	(8.1)	(12,613)

NET ASSETS	100.0%	$156,014

†	Non-income producing security.

(a)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$168,627
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$168,627

Securities or other financial instruments that transfer between levels during the fiscal year are treated as though the transfer occurred at the beginning of the period.

(b)	As of September 30, 2011, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (a) above).

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	At September 30, 2011, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $755, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $37,700 and net depreciation for financial reporting purposes was $36,945. At September 30, 2011, aggregate cost for financial reporting purposes was $205,572.

6

Munder International Equity Fund

Portfolio of Investments, September 30, 2011 (Unaudited) (a),(b)

Shares	Value(c),(d),(f),(g)

COMMON STOCKS — 94.2%
Australia — 7.6%
62,550	Adelaide Brighton Ltd	$156,575
25,709	AMP Ltd	96,507
10,650	Ansell Ltd	133,275
15,325	Ausdrill Ltd	39,456
53,750	Caltex Australia Ltd	553,953
25,450	Challenger Ltd/AU	103,227
6,650	Coca-Cola Amatil Ltd	76,088
4,425	Commonwealth Bank of Australia	192,401
15,913	Echo Entertainment Group Ltd †	55,577
59,050	GrainCorp Ltd	406,019
97,600	Metcash Ltd	383,410
13,275	National Australia Bank Ltd	282,039
11,350	OneSteel Ltd	13,312
29,372	Qantas Airways Ltd †	39,326
19,592	QBE Insurance Group Ltd	240,385
3,975	Sonic Healthcare Ltd	43,496
34,725	Suncorp Group Ltd	264,029
31,463	TABCORP Holdings Ltd	77,861
45,125	Telstra Corp Ltd	134,492
3,875	Westpac Banking Corp, ADR (e)	372,232

		3,663,660

Austria — 0.7%
1,450	Erste Group Bank AG	36,959
750	Strabag SE	22,948
1,675	Vienna Insurance Group AG Wiener Versicherung Gruppe	63,612
7,950	Voestalpine AG	230,423

		353,942

Belgium — 1.2%
5,200	Delhaize Group SA	303,615
20,438	Dexia SA †	38,781
9,750	KBC Groep NV	224,410

		566,806

Cyprus — 0.1%
19,425	Bank of Cyprus PLC (e)	30,449

Denmark — 0.0%#
1,175	H Lundbeck A/S	22,342

1

Finland — 1.1%
23,675	Huhtamaki OYJ	247,548
150	Kesko OYJ, B Shares	4,610
24,925	UPM-Kymmene OYJ, ADR (e)	283,896

		536,054

France — 9.2%
6,495	AXA SA	84,332
15,425	AXA SA, ADR (e)	202,839
5,110	BNP Paribas SA	202,266
7,550	BNP Paribas SA, ADR (e)	148,735
2,650	Cap Gemini SA	88,311
6,625	Casino Guichard Perrachon SA	516,082
14,925	CNP Assurances	220,385
8,692	Credit Agricole SA	59,751
12,550	France Telecom SA, ADR (e)	205,444
3,175	GDF Suez	94,848
7,059	GDF Suez, ADR (e)	211,346
11,425	Plastic Omnium SA	269,083
275	PPR	35,475
1,977	Sanofi	129,808
8,073	Sanofi, ADR (e)	264,794
850	SCOR SE	18,325
7,275	Societe Generale SA	190,616
7,610	Total SA, ADR (e)	333,851
21,337	Vinci SA	916,201
11,425	Vivendi SA	233,271

		4,425,763

Germany — 5.8%
894	Allianz SE	84,126
36,475	Allianz SE, ADR (e)	340,676
2,250	BASF SE	136,519
1,075	Deutsche Bank AG	37,455
5,850	Deutsche Bank AG, GRS (e)	202,469
32,788	Deutsche Telekom AG	385,694
8,075	E.ON AG	176,107
12,400	E.ON AG, ADR (e)	269,204
4,350	Muenchener Rueckversicherungs AG	539,204
2,950	RWE AG	108,627
4,075	Volkswagen AG	505,024

		2,785,105

Greece — 0.9%
14,400	Motor Oil Hellas Corinth Refineries SA	118,041
41,750	Public Power Corp SA	333,989

		452,030

2

Hong Kong — 2.2%
174,425	Cathay Pacific Airways Ltd	282,600
167,225	Champion REIT	63,534
1,705,325	Chaoda Modern Agriculture Holdings Ltd	226,768
194,050	Dah Chong Hong Holdings Ltd	193,645
750	Hopson Development Holdings Ltd	423
117,700	NWS Holdings Ltd	156,505
91,450	TPV Technology Ltd	26,046
152,625	United Laboratories International Holdings Ltd/The	114,545

		1,064,066

Israel — 0.7%
2,225	Delek Group Ltd	339,831

Italy — 3.3%
176,325	Enel SpA	780,126
13,361	ENI SpA	234,759
74,250	Intesa Sanpaolo SpA	116,016
12,700	Mediolanum SpA	46,050
111,925	Telecom Italia SpA	108,739
24,000	Telecom Italia SpA, Ordinary Shares, ADR (e)	259,440
2,161	Telecom Italia SpA, Saving Shares, ADR (e)	20,962
43,626	UniCredit SpA	46,425

		1,612,517

Japan — 23.0%
6,500	Aeon Co Ltd	87,741
5,899	Canon Inc, ADR (e)	266,989
375	Daito Trust Construction Co Ltd	34,386
48,800	DIC Corp	88,474
85,325	Fujitsu Ltd	401,955
450	Fuyo General Lease Co Ltd	16,572
250	Hanwa Co Ltd	1,127
21,500	Hitachi Ltd, ADR (e)	1,062,530
3,850	Honda Motor Co Ltd, ADR (e)	112,228
132,650	ITOCHU Corp	1,266,955
350	Kyowa Hakko Kirin Co Ltd	3,897
192,025	Marubeni Corp	1,073,836
2,725	MEIJI Holdings Co Ltd	129,073
800	Miraca Holdings Inc	35,169
111,300	Mitsubishi Chemical Holdings Corp	753,057
14,225	Mitsubishi Corp, ADR (e)	574,690
9,400	Mitsubishi UFJ Financial Group Inc, ADR (e)	41,830
1,215,175	Mizuho Financial Group Inc	1,755,124
243,725	Nippon Light Metal Co Ltd	399,825
7,475	Nippon Paper Group Inc	198,746
40,450	Nippon Telegraph & Telephone Corp, ADR (e)	968,777
65,425	Nissan Motor Co Ltd	578,177
23,100	NOF Corp	120,860
28,425	NTT DoCoMo Inc, ADR (e)	519,041

3

13,175	Rengo Co Ltd	100,782
4,725	Seven & I Holdings Co Ltd	132,640
1,150	Sumitomo Mitsui Financial Group Inc	32,455
44,925	Tokyo Electric Power Co Inc/The †	137,843
16,500	Tosoh Corp	51,553
19,650	Toyo Ink SC Holdings Co Ltd	77,441
15,700	Yokohama Rubber Co Ltd/The	91,065

		11,114,838

Netherlands — 5.5%
61,250	ING Groep NV, ADR †, (e)	431,812
13,687	Mediq NV	206,886
18,350	Royal Dutch Shell PLC, Class A, ADR (e)	1,128,892
12,360	Royal Dutch Shell PLC, Class B, ADR (e)	766,938
3,650	Unilever NV, NYR (e)	114,939

		2,649,467

New Zealand — 0.2%
15,400	Fletcher Building Ltd	89,479

Norway — 0.9%
15,050	Atea ASA	119,506
6,225	DnB NOR ASA	62,145
18,000	Leroey Seafood Group ASA	251,393
12,925	STX OSV Holdings Ltd	9,128

		442,172

Portugal — 0.3%
87,025	Banco Comercial Portugues SA †	22,578
41,400	EDP — Energias de Portugal SA	127,153

		149,731

Singapore — 0.7%
8,600	Jardine Cycle & Carriage Ltd	273,001
62,600	Neptune Orient Lines Ltd/Singapore	51,503
4,550	Venture Corp Ltd	23,071

		347,575

Spain — 4.4%
28,903	Banco Bilbao Vizcaya Argentaria SA, ADR (e)	234,982
91,495	Banco Santander SA, ADR (e)	735,620
525	Endesa SA	12,195
15,000	Fomento de Construcciones y Contratas SA	370,696
10,600	Gas Natural SDG SA	180,675
59,025	Mapfre SA	182,328
9,650	Repsol YPF SA	254,257
6,750	Telefonica SA, ADR (e)	129,060

		2,099,813

Sweden — 2.0%
12,525	Boliden AB	129,203
3,675	Meda AB, A Shares	33,487

4

36,700	Peab AB	178,816
35,000	Svenska Cellulosa AB, B Shares	425,545
17,125	Swedbank AB, A Shares	188,707

		955,758

Switzerland — 7.3%
1,075	Credit Suisse Group AG †	27,896
75	Galenica AG	38,396
75	Helvetia Holding AG	22,800
6,400	Holcim Ltd †	338,350
7,300	Nestle SA, ADR (e)	402,230
2,961	Novartis AG	165,252
15,382	Novartis AG, ADR (e)	857,854
14,125	Swatch Group AG/The	844,148
1,925	Swiss Life Holding AG †	210,409
30,175	Zurich Financial Services AG, ADR †,(e)	633,373

		3,540,708

United Kingdom — 17.1%
27,275	AstraZeneca PLC, ADR (e)	1,209,919
126,757	Aviva PLC	598,944
52,550	Barclays PLC, ADR (e)	513,939
48,226	BP PLC	289,255
19,850	BP PLC, ADR (e)	715,989
8,625	British American Tobacco PLC	365,570
10,175	British American Tobacco PLC, ADR (e)	862,128
31,200	Computacenter PLC	179,013
148,225	DS Smith PLC	400,836
7,100	Firstgroup PLC	35,195
16,018	GlaxoSmithKline PLC	330,715
11,761	GlaxoSmithKline PLC, ADR (e)	485,612
34,775	Greene King PLC	234,934
68,125	Home Retail Group PLC	118,258
1,772	HSBC Holdings PLC, ADR (e)	67,407
2,775	Imperial Tobacco Group PLC, ADR (e)	186,203
29,190	Inchcape PLC	126,372
4,100	Johnson Matthey PLC	100,357
51,375	Micro Focus International PLC	256,864
22,250	Mondi PLC	163,223
167,800	Old Mutual PLC	271,304
4,050	Rexam PLC, ADR (e)	96,876
98,025	Stagecoach Group PLC †	373,752
39,325	Tesco PLC	230,030
1,325	Vedanta Resources PLC	22,563

		8,235,258

TOTAL COMMON STOCKS
(Cost $47,808,352)		45,477,364

5

PREFERRED STOCKS — 2.6%
Germany — 2.6%
100	Draegerwerk AG & Co KGaA	9,546
9,525	Volkswagen AG	1,260,156

TOTAL PREFERRED STOCKS
(Cost $541,989)		1,269,702

INVESTMENT COMPANIES — 2.7%
Multi-Country — 1.0%
15,795	Vanguard MSCI EAFE ETF (e)	476,535

United States — 1.7%
838,168	State Street Institutional Government Money Market Fund (e)	838,168

TOTAL INVESTMENT COMPANIES
(Cost $1,337,595)		1,314,703

TOTAL INVESTMENTS
(Cost $49,687,936)(h)	99.5%	48,061,769
OTHER ASSETS AND LIABILITIES (Net)	0.5	247,330

NET ASSETS	100.0%	$48,309,099

†	Non-income producing security.

#	Amount represents less than 0.05% of net assets.

(a)	Country classifications are based on the country in which the issuer’s headquarters is located. In the case of investments in investment companies, including exchange-traded funds, country classification is based on the country exposure represented by the investment company, which may be “multi-country”.

(b)	The Fund primarily invests in foreign securities. Investment in foreign securities involves risks, such as currency exchange rate fluctuations, which differ from investment in U.S. securities. In addition, foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

(c)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, significant event fair value factors, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$17,580,898
Level 2 — Other Significant Observable Inputs	30,480,871
Level 3 — Significant Unobservable Inputs	—

Total	$48,061,769

Securities or other financial instruments that transfer between levels during the fiscal year are treated as though the transfer occurred at the beginning of the period.

(d)	Unless otherwise indicated, the values of securities of the Fund were determined based on Level 2 inputs established by ASC Topic 820 (see note (c) above).

(e)	Security value was determined based on Level 1 inputs established by ASC Topic 820 (see note (c) above).

(f)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(g)	Value for common and preferred stocks that were valued based on level 2 inputs established by ASC Topic 820 represents fair value as of September 30, 2011 determined in accordance with guidelines approved by the Board of Trustees (see note (f) above). At September 30, 2011 fair valued securities represent $30,480,871, 63.1% of net assets.

(h)	At September 30, 2011, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $6,969,150, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $8,595,317 and net depreciation for financial reporting purposes was $1,626,167. At September 30, 2011, aggregate cost for financial reporting purposes was $49,687,936.

7

ABBREVIATIONS:
ADR	— American Depositary Receipt
GRS	— Global Registered Shares
NYR	— New York Registered Shares
REIT	— Real Estate Investment Trust

At September 30, 2011, industry diversification of the Fund was as follows:

	% of
	Net Assets	Value

COMMON STOCKS:
Commercial Banks	11.6%	$5,595,868
Oil, Gas & Consumable Fuels	9.1	4,395,935
Insurance	8.5	4,119,630
Pharmaceuticals	7.5	3,618,226
Trading Companies & Distributors	6.0	2,916,609
Diversified Telecommunication Services	5.1	2,445,878
Electric Utilities	3.8	1,836,617
Food & Staples Retailing	3.4	1,658,128
Food Products	3.2	1,530,422
Construction & Engineering	3.2	1,528,116
Tobacco	2.9	1,413,900
Chemicals	2.8	1,328,261
Automobiles	2.5	1,195,429
Electronic Equipment & Instruments	2.2	1,085,601
Paper & Forest Products	2.2	1,071,411
Containers & Packaging	1.8	846,042
Textiles, Apparel & Luxury Goods	1.7	844,147
Metals & Mining	1.6	795,326
Distributors	1.2	593,018
Construction Materials	1.2	584,404
Diversified Financial Services	1.1	551,612
Wireless Telecommunication Services	1.1	519,041
Industrial Conglomerates	1.0	496,336
Computers & Peripherals	0.9	428,000
Multi-Utilities	0.9	414,821
Road & Rail	0.8	408,947
Information Technology Services	0.8	386,830
Hotels, Restaurants & Leisure	0.8	368,372
Auto Components	0.7	360,148
Health Care Providers & Services	0.7	323,947
Airlines	0.7	321,926
Capital Markets	0.6	267,819
Office Electronics	0.6	266,989
Software	0.5	256,864
Gas Utilities	0.4	180,675
Health Care Equipment & Supplies	0.3	133,275
Internet & Catalog Retail	0.2	118,258
Beverages	0.2	76,088
Real Estate Investment Trusts (REITs)	0.1	63,534

8

	% of
	Net Assets		Value

Marine	0.1		51,503
Multiline Retail	0.1		35,475
Real Estate Management & Development	0.1		34,808
Machinery	0.0	#	9,128

TOTAL COMMON STOCKS	94.2		45,477,364
PREFERRED STOCKS	2.6		1,269,702
INVESTMENT COMPANIES	2.7		1,314,703

TOTAL INVESTMENTS	99.5		48,061,769
OTHER ASSETS AND LIABILITIES (Net)	0.5		247,330

NET ASSETS	100.0%		$48,309,099

#	Amount represents less than 0.05% of net assets.

9

Munder International Fund — Core Equity

Portfolio of Investments, September 30, 2011 (Unaudited) (a),(b)

Shares	Value(c),(d),(f),(g)

COMMON STOCKS — 95.7%
Australia — 5.3%
5,387	Australia & New Zealand Banking Group Ltd	$100,045
5,192	BHP Billiton Ltd	172,504
49,604	Dexus Property Group	39,126
60,284	Goodman Group	32,984
3,278	Iluka Resources Ltd	38,325
3,712	Ramsay Health Care Ltd	67,766
2,081	Rio Tinto Ltd (h)	121,837
16,342	Telstra Corp Ltd	48,706

		621,293

Brazil — 3.8%
3,450	Banco Bradesco SA, ADR (e)	51,026
4,300	Banco do Brasil SA (e)	56,807
2,468	BRF-Brasil Foods SA (e)	42,239
2,865	Cia Energetica de Minas Gerais, ADR (e)	42,517
1,500	Cielo SA (e)	33,426
1,580	Embraer SA, ADR (e)	40,085
1,600	Obrascon Huarte Lain Brasil SA (e)	51,398
1,685	Petroleo Brasileiro SA, ADR (e)	34,913
1,506	Tim Participacoes SA, ADR (e)	35,481
2,615	Vale SA, ADR (e)	59,622

		447,514

Canada — 6.4%
3,607	Alimentation Couche Tard Inc, Class B (e)	101,198
1,524	Bank of Montreal (e)	85,326
2,009	Barrick Gold Corp (e)	94,152
8,542	Bombardier Inc, Class B (e)	29,916
855	Canadian Imperial Bank of Commerce/Canada (e)	59,872
1,631	Finning International Inc (e)	29,806
1,952	Husky Energy Inc (e)	42,266
1,087	Intact Financial Corp (e)	59,677
10,342	Neo Material Technologies Inc †,(e)	62,966
943	TELUS Corp (e)	46,210
6,300	Trican Well Service Ltd (e),(h)	89,339
3,990	Yamana Gold Inc (e)	54,753

		755,481

China — 2.5%
18,000	Anhui Conch Cement Co Ltd, H Shares	48,941
190,000	Bank of China Ltd, H Shares	57,974
40,400	Changsha Zoomlion Heavy Industry Science and Technology Development Co Ltd, H Shares	44,596

1

52,079	China Coal Energy Co Ltd, H Shares	45,483
121,000	Industrial & Commercial Bank of China, H Shares (h)	58,488
38,000	PICC Property & Casualty Co Ltd, H Shares	40,504

		295,986

Colombia — 0.2%
1,307	Petrominerales Ltd (e)	25,694

Denmark — 0.5%
344	Topdanmark A/S †	53,806

Finland — 1.0%
2,071	Elisa OYJ	42,291
882	Nokian Renkaat OYJ	26,296
2,047	Sampo OYJ, A Shares	51,269

		119,856

France — 5.7%
691	Arkema SA	40,129
3,379	BNP Paribas SA	133,749
774	Cie de St-Gobain	29,563
762	Cie Generale des Etablissements Michelin, Class B	45,505
755	Danone	46,464
1,081	Eutelsat Communications	43,423
1,529	Renault SA	50,679
1,466	Sanofi	96,256
3,980	Societe Television Francaise 1	49,452
1,501	Total SA	66,180
1,018	Vinci SA	43,712
1,341	Vivendi SA	27,380

		672,492

Germany — 3.9%
941	BASF SE (h)	57,095
622	Bayer AG	34,183
597	Daimler AG	26,444
754	Fresenius SE & Co KGaA	66,917
1,584	Hannover Rueckversicherung AG	71,668
4,750	Infineon Technologies AG	34,981
1,234	Lanxess AG	59,318
941	Rheinmetall AG	44,132
690	SAP AG	35,173
386	Siemens AG	34,872

		464,783

Hong Kong — 3.3%
7,000	Cheung Kong Holdings Ltd	74,937
17,000	Cheung Kong Infrastructure Holdings Ltd	99,214
7,500	China Mobile Ltd	73,191
37,000	CNOOC Ltd	59,261

2

109,000	PCCW Ltd	40,321
26,000	SJM Holdings Ltd	45,257

		392,181

Indonesia — 0.6%
290,000	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	66,449

Israel — 0.9%
965	Check Point Software Technologies Ltd †,(e)	50,913
1,630	Teva Pharmaceutical Industries Ltd, ADR (e)	60,669

		111,582

Italy — 2.6%
2,012	Assicurazioni Generali SpA	31,783
22,857	Enel SpA	101,128
4,050	ENI SpA	71,160
925	Saipem SpA	32,433
15,862	Snam Rete Gas SpA	73,221

		309,725

Japan — 16.4%
6,500	Aeon Co Ltd	87,741
1,300	Aisin Seiki Co Ltd	43,190
4,000	Asahi Glass Co Ltd	39,000
3,000	Bridgestone Corp	68,023
1,700	Canon Inc	76,962
16,000	Chiba Bank Ltd/The	110,719
1,600	Daito Trust Construction Co Ltd	146,712
4,000	Daiwa House Industry Co Ltd	51,480
1,764	Dena Co Ltd	73,797
200	Fast Retailing Co Ltd	35,813
9,000	Hitachi Ltd	44,764
1,200	Honda Motor Co Ltd	35,184
1,900	Komatsu Ltd	41,029
700	Kyocera Corp	58,475
13,500	Mitsubishi Chemical Holdings Corp	91,341
6,300	Mitsubishi Corp	128,297
28,900	Mizuho Financial Group Inc	41,741
16,000	Nippon Steel Corp	45,799
1,757	Nippon Telegraph & Telephone Corp	84,443
8,900	Nissan Motor Co Ltd	78,652
720	ORIX Corp	56,110
1,400	Seven & I Holdings Co Ltd	39,301
7,000	Showa Shell Sekiyu KK	49,875
1,400	Softbank Corp	40,982
3,700	Sumitomo Electric Industries Ltd	43,294
3,800	Sumitomo Mitsui Financial Group Inc	107,244
1,200	Takeda Pharmaceutical Co Ltd	56,976
3,500	Tokyo Seimitsu Co Ltd	60,575

3

2,000	Toyo Suisan Kaisha Ltd	54,807
1,000	West Japan Railway Co	42,884

		1,935,210

Malaysia — 1.4%
46,000	Alliance Financial Group Bhd	47,052
18,300	Genting Bhd	51,796
23,308	Sime Darby Bhd	60,637

		159,485

Mexico — 1.1%
39,200	America Movil SAB de CV, Series L (e)	43,275
13,600	Fomento Economico Mexicano SAB de CV (e)	88,258

		131,533

Netherlands — 1.1%
1,373	ASML Holding NV	47,709
3,705	Koninklijke KPN NV	48,775
1,208	Unilever NV	38,262

		134,746

Norway — 1.0%
8,100	DnB NOR ASA	80,864
900	Yara International ASA	34,322

		115,186

Poland — 0.9%
1,462	KGHM Polska Miedz SA	57,412
31,527	Tauron Polska Energia SA	48,103

		105,515

Portugal — 0.6%
22,551	EDP — Energias de Portugal SA	69,262

Russian Federation — 1.3%
8,440	Gazprom OAO, ADR (e)	80,602
35,964	Sberbank of Russia	77,772

		158,374

Singapore — 2.0%
11,000	DBS Group Holdings Ltd	98,612
137,000	Golden Agri-Resources Ltd	62,920
8,000	Keppel Corp Ltd	46,860
12,000	SembCorp Industries Ltd	30,966

		239,358

South Africa — 1.5%
2,841	Exxaro Resources Ltd	59,588
5,488	Imperial Holdings Ltd	71,342
19,530	Life Healthcare Group Holdings Pte Ltd	46,432

		177,362

4

South Korea — 3.4%
8,170	BS Financial Group Inc †	89,441
269	Honam Petrochemical Corp	64,947
598	Hyundai Motor Co	104,898
105	POSCO	32,282
526	S-Oil Corp	45,668
93	Samsung Electronics Co Ltd	65,148

		402,384

Spain — 1.6%
21,260	Mapfre SA	65,672
1,732	Red Electrica Corp SA	79,039
1,569	Repsol YPF SA	41,340

		186,051

Sweden — 2.3%
15,700	Skandinaviska Enskilda Banken AB, A Shares	84,412
2,589	Swedbank AB, A Shares	28,529
2,237	Tele2 AB, B Shares	40,906
5,212	Telefonaktiebolaget LM Ericsson, B Shares	49,939
6,300	Volvo AB, B Shares	61,594

		265,380

Switzerland — 5.3%
5,212	ABB Ltd †	89,009
1,432	Cie Financiere Richemont SA	63,568
1,242	Nestle SA	68,273
3,983	Novartis AG (h)	222,289
821	Swiss Life Holding AG †	89,738
457	Zurich Financial Services AG †	94,611

		627,488

Taiwan — 2.7%
12,000	Catcher Technology Co Ltd	68,831
3,250	HTC Corp	71,399
222,540	Taishin Financial Holding Co Ltd	85,269
4,850	Taiwan Semiconductor Manufacturing Co Ltd, ADR (e)	55,436
2,200	TPK Holding Co Ltd †	40,789

		321,724

Thailand — 1.0%
24,500	Thai Oil PCL (e)	39,999
33,800	Total Access Communication PCL (e)	81,279

		121,278

United Kingdom — 15.4%
33,554	Aberdeen Asset Management PLC	89,757
17,468	Ashmore Group PLC	87,590
1,736	AstraZeneca PLC	76,864
17,363	Aviva PLC	82,043
13,375	BAE Systems PLC	55,141

5

12,318	BP PLC	73,882
2,615	British American Tobacco PLC	110,837
30,590	BT Group PLC	82,000
8,742	Centrica PLC	40,186
6,265	Cookson Group PLC	42,001
3,216	Diageo PLC	61,187
13,787	HSBC Holdings PLC	105,076
25,145	Kingfisher PLC	96,385
2,331	Pearson PLC	41,029
1,679	Petrofac Ltd	31,063
8,291	Royal Dutch Shell PLC, B Shares (h)	257,517
1,467	Reckitt Benckiser Group PLC	74,167
17,410	Tesco PLC	101,839
13,092	Vodafone Group PLC (h)	33,808
1,904	Weir Group PLC/The	45,620
2,830	Whitbread PLC	69,340
19,478	WM Morrison Supermarkets PLC	87,830
5,830	Xstrata PLC	73,117

		1,818,279

TOTAL COMMON STOCKS
(Cost $12,412,527)		11,305,457

PREFERRED STOCKS — 0.8%
Germany — 0.8%
1,231	Henkel AG & Co KGaA	65,410
225	Volkswagen AG	29,767

TOTAL PREFERRED STOCKS
(Cost $101,341)		95,177

INVESTMENT COMPANIES — 7.8%
6,395	iShares S&P India Nifty 50 Index Fund (e)	142,928
782,239	State Street Institutional Government Money Market Fund (e)	782,239

TOTAL INVESTMENT COMPANIES
(Cost $951,160)		925,167

TOTAL INVESTMENTS
(Cost $13,465,028)(i)	104.3%	12,325,801
OTHER ASSETS AND LIABILITIES (Net)	(4.3)	(508,867)

NET ASSETS	100.0%	$11,816,934

†	Non-income producing security.

(a)	Country classifications are based on the country classifications assigned by the Fund’s benchmark.

(b)	The Fund primarily invests in foreign securities. Investment in foreign securities involves risks, such as currency exchange rate fluctuations, which differ from investment in U.S. securities. In addition, foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers

6

and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

(c)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 — Quoted Prices	$2,654,287	$(7,990)
Level 2 — Other Significant Observable Inputs	9,671,514	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$12,325,801	$(7,990)

*	Other financial instruments include, if applicable, open futures contracts, swap contracts, written options and other derivative instruments, which are not reflected in the Portfolio of Investments. Derivative instruments are valued at the unrealized appreciation/(depreciation) on the instrument.

Securities or other financial instruments that transfer between levels during the fiscal year are treated as though the transfer occurred at the beginning of the period.

(d)	Unless otherwise indicated, the values of securities of the Fund were determined based on Level 2 inputs established by ASC Topic 820 (see note (c) above).

(e)	Security value was determined based on Level 1 inputs established by ASC Topic 820 (see note (c) above).

(f)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges, if any, also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of

7

the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(g)	Value for common and preferred stocks that were valued based on level 2 inputs established by ASC Topic 820 represents fair value as of September 30, 2011 determined in accordance guidelines approved by the Board of Trustees (see note (f) above). At September 30, 2011, fair valued securities represent $9,671,516, 81.8% of net assets.

(h)	Security, or a portion thereof, is pledged or designated on the Fund’s books as collateral for futures contracts.

(i)	At September 30, 2011, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $626,614, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,765,841 and net depreciation for financial reporting purposes was $1,139,227. At September 30, 2011, aggregate cost for financial reporting purposes was $13,465,028.

ABBREVIATION:
ADR	— American Depositary Receipt

DERIVATIVES:

The Fund is required to value derivatives at fair value and recognize changes in fair value through the Statement of Operations. As such, none of the Fund’s derivative transactions qualify for hedge accounting. The fair value of derivative instruments held by the Fund as of September 30, 2011 is as follows:

			Liability Derivatives
		Notional	Market	Balance
		Value of	Value of	Sheet
	Contracts	Contracts	Contracts	Location	Fair Value

Equity Contracts
MSCI EAFE Emini Index Futures, December 2011	2	$139,636	$134,660	Net Assets- Unrealized Depreciation	$(4,976	)*
MSCI Emerging Market Emini Index Futures, December 2011	1	$45,029	$42,015	Net Assets- Unrealized Depreciation	$(3,014	)*

*	Includes cumulative appreciation/(depreciation) of futures contracts

Futures Contracts: The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into futures contracts for cash management purposes (i.e., attempting to remain fully invested while maintaining liquidity), for hedging purposes (i.e., attempting to reduce risk by offsetting one investment position with another) or to gain exposure to an investment in a manner other than investing in the asset directly. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund may be required to deposit with the broker, or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (known as “variation margin”) may be made or received by the Fund, depending on the daily fluctuation of the value of the contract.

8

Variation margins are generally settled on a daily basis. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

INDUSTRY DIVERSIFICATION:

At September 30, 2011, industry diversification of the Fund was as follows:

	% of
	Net Assets	Value

COMMON STOCKS:
Commercial Banks	13.2%	$1,560,019
Oil, Gas & Consumable Fuels	7.9	933,841
Metals & Mining	6.9	809,392
Insurance	5.4	640,770
Pharmaceuticals	4.6	547,237
Diversified Telecommunication Services	3.9	461,031
Electric Utilities	3.7	439,262
Food & Staples Retailing	3.5	417,910
Chemicals	3.5	410,118
Food Products	3.2	379,414
Wireless Telecommunication Services	2.6	308,016
Automobiles	2.5	295,856
Real Estate Management & Development	2.3	273,129
Semiconductors & Semiconductor Equipment	2.2	263,849
Industrial Conglomerates	2.2	259,468
Machinery	1.6	192,839
Auto Components	1.6	183,015
Health Care Providers & Services	1.5	181,116
Capital Markets	1.5	177,346
Hotels, Restaurants & Leisure	1.4	166,393
Trading Companies & Distributors	1.3	158,103
Energy Equipment & Services	1.3	152,835
Beverages	1.3	149,445
Electronic Equipment & Instruments	1.2	144,027
Media	1.1	133,905
Electrical Equipment	1.1	132,303
Specialty Retail	1.1	132,198
Aerospace & Defense	1.1	125,142
Communications Equipment	1.0	121,339
Tobacco	1.0	110,837
Software	0.7	86,086
Office Electronics	0.7	76,963
Household Products	0.6	74,167
Internet Software & Services	0.6	73,797

9

Gas Utilities	0.6	73,221
Real Estate Investment Trusts (REITs)	0.6	72,109
Distributors	0.6	71,342
Computers & Peripherals	0.6	68,831
Building Products	0.6	68,562
Textiles, Apparel & Luxury Goods	0.6	63,568
Diversified Financial Services	0.5	56,110
Transportation Infrastructure	0.4	51,397
Construction Materials	0.4	48,941
Construction & Engineering	0.4	43,712
Road & Rail	0.4	42,884
Multi-Utilities	0.4	40,186
Information Technology Services	0.3	33,426

TOTAL COMMON STOCKS	95.7	11,305,457
PREFERRED STOCKS:
Household Products	0.6	65,410
Automobiles	0.2	29,767

TOTAL PREFERRED STOCKS	0.8	95,177
INVESTMENT COMPANIES	7.8	925,167

TOTAL INVESTMENTS	104.3	12,325,801
OTHER ASSETS AND LIABILITIES (NET)	(4.3)	(508,867)

NET ASSETS	100.0%	$11,816,934

10

Munder International Small-Cap Fund

Portfolio of Investments, September 30, 2011 (Unaudited) (a),(b)

Shares	Value(c),(d),(g),(h)

COMMON STOCKS — 96.2%
Australia — 6.5%
256,376	Ausdrill Ltd	$660,067
926,249	Beach Energy Ltd	954,155
442,055	Boart Longyear Ltd	1,091,434
25,663	Campbell Brothers Ltd	1,022,352
285,878	Challenger Ltd/AU	1,159,547
1,095,153	Commonwealth Property Office Fund	941,443
1,433,405	Envestra Ltd	910,925
1,495,219	FKP Property Group	639,001
492,785	FlexiGroup Ltd	1,033,327
72,746	Flight Centre Ltd	1,181,062
131,035	GrainCorp Ltd	900,976
58,578	Iluka Resources Ltd	684,876
683,247	Mount Gibson Iron Ltd	863,386
82,542	Ramsay Health Care Ltd	1,506,888
662,170	Spark Infrastructure Group	792,779
567,360	St Barbara Ltd †	1,120,165

		15,462,383

Austria — 0.2%
25,403	RHI AG	502,559

Belgium — 0.8%
20,064	Barco NV	911,002
13,791	Kinepolis Group NV	1,020,787

		1,931,789

Canada — 11.2%
27,355	AltaGas Ltd (e)	706,912
24,742	Atco Ltd/Canada, Class I (e)	1,461,759
103,790	AuRico Gold Inc †,(e)	979,562
116,990	C&C Energia Ltd †,(e)	658,690
45,677	Calfrac Well Services Ltd (e)	1,067,497
59,950	Canadian Apartment Properties REIT (e)	1,207,124
48,647	Canfor Pulp Products Inc (e)	577,970
113,388	Celestica Inc †,(e)	823,440
508,261	Delphi Energy Corp †,(e)	727,542
37,162	Dollarama Inc (e)	1,287,318
78,016	Ensign Energy Services Inc (e)	1,023,686
163,346	Gran Tierra Energy Inc †,(e)	779,160
25,533	Home Capital Group Inc (e)	1,062,352
86,977	Jean Coutu Group PJC Inc/The, Class A (e)	1,006,805
69,046	Major Drilling Group International (e)	681,301
26,251	Manitoba Telecom Services Inc (e)	812,155

1

116,700	Martinrea International Inc †,(e)	742,809
269,360	Neo Material Technologies Inc †,(e)	1,639,963
107,200	New Gold Inc †,(e)	1,106,884
14,510	Open Text Corp †,(e)	756,261
49,034	Pan American Silver Corp (e)	1,320,956
78,900	Pason Systems Inc (e)	1,002,909
58,671	Quadra FNX Mining Ltd †,(e)	510,061
178,396	SEMAFO Inc †,(e)	1,472,588
16,737	SXC Health Solutions Corp †,(e)	933,720
79,728	TransForce Inc (e)	787,465
68,273	TransGlobe Energy Corp †,(e)	549,885
31,852	Wajax Corp (e)	969,633

		26,656,407

Denmark — 0.9%
42,690	Christian Hansen Holding A/S	885,464
8,124	Topdanmark A/S †	1,270,687

		2,156,151

Finland — 1.5%
36,773	Cargotec OYJ, B Shares	888,465
72,633	Huhtamaki OYJ	759,458
43,822	PKC Group OYJ	602,563
349,794	Sponda OYJ	1,315,315

		3,565,801

France — 7.0%
181,439	Alcatel-Lucent/France †	518,774
22,381	Arkema SA	1,299,751
25,441	AtoS	1,100,273
21,323	Eutelsat Communications	856,532
38,551	Ingenico	1,448,085
68,177	Medica SA	1,208,920
26,114	Mersen	1,035,602
29,197	Saft Groupe SA	786,427
20,906	Societe BIC SA	1,778,812
60,177	Societe Television Francaise 1	747,714
15,130	Sopra Group SA	860,374
22,346	Technip SA	1,788,304
32,476	Valeo SA	1,363,752
24,323	Zodiac Aerospace	1,873,842

		16,667,162

Germany — 5.6%
56,854	Aareal Bank AG †	879,577
23,270	Adidas AG	1,404,026
23,039	Bilfinger Berger SE	1,715,236
30,372	Duerr AG	980,119
80,269	Freenet AG	942,384
36,644	GEA Group AG	856,203

2

34,148	Gerresheimer AG	1,414,306
22,772	Hannover Rueckversicherung AG	1,030,324
190,676	Infineon Technologies AG	1,404,225
25,263	Lanxess AG	1,214,383
22,361	Leoni AG	717,310
19,962	Rheinmetall AG	936,198

		13,494,291

Hong Kong — 1.7%
804,000	Dah Chong Hong Holdings Ltd	802,321
1,756,000	Giordano International Ltd	1,147,000
407,857	Great Eagle Holdings Ltd	863,557
3,766,000	Hutchison Telecommunications Hong Kong Holdings Ltd	1,318,392
532,453	Peace Mark Holdings Ltd †,(f)	0

		4,131,270

Italy — 3.3%
219,190	Amplifon SpA	1,073,793
91,456	Banca Generali SpA	866,113
106,327	De’Longhi SpA	953,763
461,622	Iren SpA	540,091
110,289	MARR SpA	1,140,769
188,131	Pirelli & C SpA	1,335,032
155,532	Recordati SpA	1,352,231
7,267	Tod’s SpA	611,480

		7,873,272

Japan — 20.1%
97,600	Alps Electric Co Ltd	747,557
85,500	Asahi Holdings Inc	1,811,036
46,000	Capcom Co Ltd	1,149,091
175	Dr Ci:Labo Co Ltd	1,128,258
50,600	Exedy Corp	1,908,953
117,400	Hulic Co Ltd	1,321,479
113,000	Japan Aviation Electronics Industry Ltd	756,248
64,059	K’s Holdings Corp (i)	2,505,729
42,795	Kadokawa Group Holdings Inc	1,484,231
134,000	Kagoshima Bank Ltd/The	972,756
74,800	Kintetsu World Express Inc	2,132,346
72,213	Kuroda Electric Co Ltd	857,739
206,000	Makino Milling Machine Co Ltd	1,208,851
352,000	Mitsui Mining & Smelting Co Ltd	906,487
54,800	Nabtesco Corp	1,038,339
478	NET One Systems Co Ltd	1,256,033
116,700	Nichii Gakkan Co	1,317,296
60,800	Nihon Kohden Corp	1,634,946
146,000	Nippon Denko Co Ltd	770,426
149,000	Nippon Shokubai Co Ltd	1,846,184
35,200	Noritz Corp	804,356
194	Osaka Securities Exchange Co Ltd	887,504

3

223,700	Pioneer Corp †	936,933
215,000	Rengo Co Ltd	1,644,634
28,100	Ryohin Keikaku Co Ltd	1,552,656
91,000	San-In Godo Bank Ltd/The	701,663
140,000	Shiga Bank Ltd/The	962,682
68,000	Shin-Kobe Electric Machinery Co Ltd	1,154,547
108,700	Ship Healthcare Holdings Inc	2,682,636
57,600	SHO-BOND Holdings Co Ltd	1,386,570
149,900	Sumitomo Forestry Co Ltd	1,304,859
68,000	Taiyo Yuden Co Ltd	494,858
38,000	Tamron Co Ltd	1,195,618
72,900	Tokyo Seimitsu Co Ltd	1,261,697
78,800	Tokyu Livable Inc	702,860
27,900	Tsuruha Holdings Inc	1,547,055
917	United Urban Investment Corp	964,519
127,000	Zeon Corp	1,164,206

		48,103,838

Netherlands — 1.8%
118,790	Aalberts Industries NV	1,771,716
26,468	Imtech NV	743,977
71,248	SBM Offshore NV	1,235,523
13,110	Vastned Retail NV	623,791

		4,375,007

Norway — 1.1%
248,383	Atea ASA	1,972,310
103,118	Tomra Systems ASA	665,496

		2,637,806

Singapore — 1.1%
837,000	First Resources Ltd	776,047
989,000	Ho Bee Investment Ltd	996,752
4,668,000	Yongnam Holdings Ltd	828,637

		2,601,436

South Korea — 4.2%
84,840	BS Financial Group Inc †	928,791
14,501	Daum Communications Corp	1,740,397
44,310	Dongkuk Steel Mill Co Ltd	827,721
53,470	Handsome Co Ltd	1,124,426
34,450	Hyundai Marine & Fire Insurance Co Ltd	846,076
11,579	Korea District Heating Corp	585,754
37,360	LG International Corp	1,308,526
22,940	SFA Engineering Corp	1,120,577
43,270	SKC Co Ltd	1,430,828

		9,913,096

Spain — 2.4%
184,629	Bankinter SA	1,005,601
42,064	Bolsas y Mercados Espanoles SA	1,129,631

4

169,594	Jazztel PLC †	837,403
26,014	Red Electrica Corp SA	1,187,133
43,449	Viscofan SA	1,566,469

		5,726,237

Sweden — 3.2%
109,281	Billerud AB	733,495
62,926	Boliden AB	649,121
90,734	Castellum AB	1,105,151
65,123	Lundin Petroleum AB †	1,099,712
134,041	Meda AB, A Shares	1,221,389
224,200	Trelleborg AB, B Shares	1,442,276
113,404	Wihlborgs Fastigheter AB	1,430,898

		7,682,042

Switzerland — 5.4%
28,827	Aryzta AG	1,248,645
23,433	Austriamicrosystems AG	920,941
2,911	Banque Cantonale Vaudoise	1,500,113
1,008	Barry Callebaut AG †	849,528
6,262	Flughafen Zuerich AG	2,355,408
3,387	Helvetia Holding AG	1,029,656
4,171	Kuoni Reisen Holding AG †	1,250,219
9,814	Schindler Holding AG (e)	1,050,804
94,489	Schmolz + Bickenbach AG †	629,087
6,554	Sulzer AG	670,950
12,588	Swiss Life Holding AG †	1,375,913

		12,881,264

United Kingdom — 18.2%
713,581	Aberdeen Asset Management PLC	1,908,826
635,110	Aegis Group PLC	1,219,915
215,633	Ashmore Group PLC	1,081,245
119,309	Babcock International Group PLC	1,212,753
221,423	Balfour Beatty PLC	874,794
139,797	Berendsen PLC	936,886
900,409	Booker Group PLC	1,019,214
149,354	Carillion PLC	770,589
229,088	Chemring Group PLC	1,877,469
137,098	Cookson Group PLC	919,118
39,535	Croda International PLC	1,007,151
253,720	easyJet PLC †	1,354,238
604,654	GKN PLC	1,634,683
227,034	Gulfsands Petroleum PLC †	653,112
1,138,066	Howden Joinery Group PLC †	1,810,269
97,395	IMI PLC	1,071,458
259,100	Inchcape PLC	1,121,716
99,959	Inmarsat PLC	759,472
271,447	Intermediate Capital Group PLC	903,429
896,047	ITV PLC †	822,150

5

119,360	Lancashire Holdings Ltd	1,278,073
650,157	Logica PLC	790,921
118,708	Mondi PLC	870,827
28,163	Next PLC	1,102,371
506,591	Paragon Group of Cos PLC	1,206,697
79,077	Pennon Group PLC	829,454
191,591	Persimmon PLC	1,353,405
258,127	Restaurant Group PLC	1,098,702
146,710	Rexam PLC	703,573
227,628	Savills PLC	1,008,006
415,287	Senior PLC	931,086
156,534	Soco International PLC †	792,585
50,808	Spectris PLC	920,275
539,452	Spirent Communications PLC	1,023,234
318,455	Stagecoach Group PLC †	1,214,214
115,883	Synergy Health PLC	1,541,632
86,750	Telecity Group PLC †	748,630
98,440	Vitec Group PLC/The	813,205
67,115	Whitbread PLC	1,644,435
39,065	XP Power Ltd	644,861

		43,474,673

TOTAL COMMON STOCKS
(Cost $230,937,946)		229,836,484

PREFERRED STOCKS — 1.8%
Germany — 1.8%
10,775	Draegerwerk AG & Co KGaA	1,028,589
27,505	Fuchs Petrolub AG	1,134,196
18,723	Hugo Boss AG	1,492,132
34,473	ProSiebenSat.1 Media AG	603,538

TOTAL PREFERRED STOCKS
(Cost $2,452,269)		4,258,455

INVESTMENT COMPANY — 0.7%
(Cost $1,780,056)
1,780,056	State Street Institutional Government Money Market Fund (e)	1,780,056

TOTAL INVESTMENTS
(Cost $235,170,271)(j)	98.7%	235,874,995
OTHER ASSETS AND LIABILITIES (NET)	1.3	3,170,938

NET ASSETS	100.0%	$239,045,933

†	Non-income producing security.

(a)	Country classifications are based on the country classifications assigned by the Fund’s benchmark.

(b)	The Fund primarily invests in foreign securities. Investment in foreign securities involves risks, such as currency exchange rate fluctuations, which differ from investment in U.S. securities. In addition, foreign securities are generally more volatile and less liquid than U.S. securities, in

6

part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

(c)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, significant event fair value factors, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments(1)

Level 1 — Quoted Prices	$29,487,267	$(59,273)
Level 2 — Other Significant Observable Inputs	206,387,728	—
Level 3 — Significant Unobservable Inputs	— (2)	—

Total	$235,874,995	$(59,273)

Securities or other financial instruments that transfer between levels during the fiscal year are treated as though the transfer occurred at the beginning of the period.

The following is a reconciliation of the assets for which significant unobservable inputs were used to determine fair value (Level 3) either at the beginning or end of the period:

Common Stock-
Hong Kong
Balance as of 6/30/2011	$—	(2)
Transfers into Level 3	—
Transfers out of Level 3	—
Gross purchases	—
Gross sales	—
Accrued discounts	—
Accrued premiums	—
Realized gains	—
Realized losses	—
Change in unrealized appreciation/(depreciation)	—

Balance as of 9/30/2011	$—	(2)

Net change in unrealized appreciation/(depreciation) from investments still held at the end of the period	$—

(1)	Other financial instruments include, if applicable, open futures contracts, swap contracts, written options and other derivative instruments, which are not reflected in the Portfolio of Investments. Derivative instruments are valued at the unrealized appreciation/(depreciation) on the instrument.

(2)	Level 3 valuation inputs were used to value certain securities held by the Fund at zero.

7

(d)	Unless otherwise indicated, the values of the securities of the Fund were determined based on Level 2 inputs established by ASC Topic 820 (see note (c) above).

(e)	Security value was determined based on Level 1 inputs established by ASC Topic 820 (see note (c) above).

(f)	Security value was determined based on Level 3 inputs established by ASC Topic 820 (see note (c) above).

(g)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

8

(h)	Value for common and preferred stocks that were valued based on level 2 inputs established by ASC Topic 820 represents fair value as of September 30, 2011 determined in accordance with guidelines approved by the Board of Trustees (see note (g) above). At September 30, 2011, fair valued securities represent $206,387,728, 86.3% of net assets.

(i)	Security, or a portion thereof, is pledged or designated on the Fund’s books as collateral for futures contracts.

(j)	At September 30, 2011, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $26,097,791, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $25,393,067 and net appreciation for financial reporting purposes was $704,724. At September 30, 2011, aggregate cost for financial reporting purposes was $235,170,271.

ABBREVIATION:
REIT	— Real Estate Investment Trust

DERIVATIVES:

The Fund is required to value derivatives at fair value and recognize changes in fair value through the Statement of Operations. As such, none of the Fund’s derivative transactions qualify for hedge accounting. The fair value of derivative instruments held by the Fund as of September 30, 2011 is as follows:

Liability Derivatives
		Notional	Market	Balance
		Value of	Value of	Sheet
	Contracts	Contracts	Contracts	Location	Fair Value

MSCI EAFE Emini Index Futures, December 2011	18	$1,271,213	$1,211,940	Net Assets- Unrealized Depreciation	$(59,273	)*

*	Includes cumulative appreciation/(depreciation) of futures contracts.

Futures Contracts: The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into futures contracts for cash management purposes (i.e., attempting to remain fully invested while maintaining liquidity), for hedging purposes (i.e., attempting to reduce risk by offsetting one investment position with another) or to gain exposure to an investment in a manner other than investing in the asset directly. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund may be required to deposit with the broker, or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (known as “variation margin”) may be made or received by the Fund, depending on the daily fluctuation of the value of the contract. Variation margins are generally settled on a daily basis. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

9

INDUSTRY DIVERSIFICATION:

At September 30, 2011, industry diversification of the Fund was as follows:

	% of
	Net Assets	Value

COMMON STOCKS:
Metals & Mining	5.2%	$12,522,623
Machinery	5.0	11,910,267
Chemicals	4.4	10,487,928
Real Estate Management & Development	3.9	9,383,017
Health Care Providers & Services	3.9	9,331,166
Construction & Engineering	3.4	8,071,304
Auto Components	3.2	7,702,538
Electronic Equipment & Instruments	3.0	7,222,043
Oil, Gas & Consumable Fuels	2.9	6,921,754
Insurance	2.9	6,830,728
Commercial Services & Supplies	2.7	6,404,983
Media	2.6	6,151,329
Energy Equipment & Services	2.6	6,117,918
Commercial Banks	2.5	6,071,605
Information Technology Services	2.5	5,979,911
Specialty Retail	2.3	5,462,999
Food Products	2.2	5,341,665
Hotels, Restaurants & Leisure	2.2	5,174,418
Capital Markets	2.0	4,759,612
Food & Staples Retailing	2.0	4,713,843
Household Durables	1.9	4,548,959
Electrical Equipment	1.8	4,224,001
Multiline Retail	1.7	3,942,346
Aerospace & Defense	1.6	3,751,310
Real Estate Investment Trusts (REITs)	1.6	3,736,877
Diversified Telecommunication Services	1.6	3,727,422
Semiconductors & Semiconductor Equipment	1.5	3,586,863
Internet Software & Services	1.4	3,245,289
Diversified Financial Services	1.3	3,176,682
Thrifts & Mortgage Finance	1.3	3,148,627
Textiles, Apparel & Luxury Goods	1.3	3,139,931
Trading Companies & Distributors	1.3	3,135,898
Containers & Packaging	1.3	3,107,664
Pharmaceuticals	1.1	2,573,620
Transportation Infrastructure	1.0	2,355,408
Paper & Forest Products	0.9	2,182,292
Air Freight & Logistics	0.9	2,132,346
Leisure Equipment & Products	0.8	2,008,824
Multi-Utilities	0.8	2,001,850
Road & Rail	0.8	2,001,679
Electric Utilities	0.8	1,979,912
Distributors	0.8	1,924,038
Industrial Conglomerates	0.8	1,855,316

10

Health Care Equipment & Supplies	0.7	1,634,946
Communications Equipment	0.6	1,542,008
Gas Utilities	0.6	1,496,679
Life Sciences Tools & Services	0.6	1,414,306
Airlines	0.6	1,354,238
Software	0.5	1,149,091
Personal Products	0.5	1,128,258
Consumer Finance	0.4	1,033,327
Professional Services	0.4	1,022,352
Wireless Telecommunication Services	0.4	942,384
Health Care Technology	0.4	933,720
Water Utilities	0.3	829,454
Building Products	0.3	804,356
Construction Materials	0.2	502,560

TOTAL COMMON STOCKS	96.2	229,836,484
PREFERRED STOCKS:
Textiles, Apparel & Luxury Goods	0.6	1,492,132
Chemicals	0.5	1,134,196
Health Care Equipment & Supplies	0.4	1,028,589
Media	0.3	603,538

TOTAL PREFERRED STOCKS	1.8	4,258,455
INVESTMENT COMPANY	0.7	1,780,056

TOTAL INVESTMENTS	98.7	235,874,995
OTHER ASSETS AND LIABILITIES (NET)	1.3	3,170,938

NET ASSETS	100.0%	$239,045,933

11

Munder Large-Cap Value Fund

Portfolio of Investments, September 30, 2011 (Unaudited)

Shares	Value(a),(b),(c)

COMMON STOCKS — 99.3%
Consumer Discretionary — 7.4%
Auto Components — 0.8%
16,070	Tenneco Inc †	$411,553

Automobiles — 0.9%
47,320	Ford Motor Co †	457,584

Hotels, Restaurants & Leisure — 1.7%
12,240	Carnival Corp	370,872
29,860	Intercontinental Hotels Group PLC, ADR	480,149

		851,021

Leisure Equipment & Products — 0.8%
12,415	Hasbro Inc	404,853

Media — 1.3%
10,360	Time Warner Cable Inc	649,261

Textiles, Apparel & Luxury Goods — 1.9%
7,770	VF Corp	944,211

Total Consumer Discretionary		3,718,483

Consumer Staples — 8.1%
Beverages — 0.9%
11,000	Dr Pepper Snapple Group Inc	426,580

Food & Staples Retailing — 1.5%
14,830	Wal-Mart Stores Inc	769,677

Food Products — 1.8%
27,000	Kraft Foods Inc, Class A	906,660

Household Products — 2.3%
6,480	Colgate-Palmolive Co	574,646
8,360	Kimberly-Clark Corp	593,644

		1,168,290

Tobacco — 1.6%
12,880	Philip Morris International Inc	803,454

Total Consumer Staples		4,074,661

Energy — 11.1%
Energy Equipment & Services — 1.5%
5,240	Cameron International Corp †	217,670
8,430	Halliburton Co	257,284
5,180	National Oilwell Varco Inc	265,319

		740,273

1

Oil, Gas & Consumable Fuels — 9.6%
7,725	Apache Corp	619,854
20,740	Chevron Corp	1,918,865
12,040	ConocoPhillips	762,373
8,030	Continental Resources Inc/OK †	388,411
14,870	Marathon Oil Corp	320,895
12,095	Occidental Petroleum Corp	864,792

		4,875,190

Total Energy		5,615,463

Financials — 23.0%
Capital Markets — 1.0%
33,470	Invesco Ltd	519,120

Commercial Banks — 4.2%
47,620	Fifth Third Bancorp	480,962
66,840	Wells Fargo & Co	1,612,181

		2,093,143

Consumer Finance — 1.9%
23,860	Capital One Financial Corp	945,572

Diversified Financial Services — 4.4%
42,617	Citigroup Inc	1,091,848
38,229	JPMorgan Chase & Co	1,151,457

		2,243,305

Insurance — 8.3%
18,041	ACE Ltd	1,093,284
12,990	Allstate Corp/The	307,733
8,090	MetLife Inc	226,601
11,770	PartnerRe Ltd	615,218
10,380	Reinsurance Group of America Inc	476,961
11,900	RenaissanceRe Holdings Ltd	759,220
21,400	Willis Group Holdings PLC	735,518

		4,214,535

Real Estate Investment Trusts (REITs) — 2.5%
18,880	American Capital Agency Corp	511,648
41,200	Capstead Mortgage Corp	475,448
2,140	Essex Property Trust Inc	256,886

		1,243,982

Thrifts & Mortgage Finance — 0.7%
38,950	First Niagara Financial Group Inc	356,392

Total Financials		11,616,049

Health Care — 13.3%
Health Care Equipment & Supplies — 0.9%
9,650	Covidien PLC	425,565

2

Health Care Providers & Services — 3.8%
9,050	McKesson Corp	657,935
27,310	UnitedHealth Group Inc	1,259,537

		1,917,472

Pharmaceuticals — 8.6%
13,720	Abbott Laboratories	701,641
11,620	GlaxoSmithKline PLC, ADR	479,790
24,380	Johnson & Johnson	1,553,249
92,266	Pfizer Inc	1,631,263

		4,365,943

Total Health Care		6,708,980

Industrials — 8.5%
Aerospace & Defense — 2.1%
2,930	Precision Castparts Corp	455,498
8,838	United Technologies Corp	621,842

		1,077,340

Electrical Equipment — 3.0%
17,585	AMETEK Inc	579,777
9,250	Cooper Industries PLC	426,610
12,370	Emerson Electric Co	511,005

		1,517,392

Industrial Conglomerates — 1.4%
48,325	General Electric Co	736,473

Machinery — 2.0%
5,560	Deere & Co	359,009
17,830	Eaton Corp	632,965

		991,974

Total Industrials		4,323,179

Information Technology — 10.8%
Communications Equipment — 1.6%
16,760	Qualcomm Inc	815,039

Computers & Peripherals — 2.1%
2,765	Apple Inc †	1,053,963

Information Technology Services — 1.5%
4,370	International Business Machines Corp	764,881

Internet Software & Services — 0.7%
680	Google Inc, Class A †	349,778

Semiconductors & Semiconductor Equipment — 1.9%
44,650	Intel Corp	952,385

3

Software — 3.0%
34,970	Microsoft Corp	870,403
22,430	Oracle Corp	644,638

		1,515,041

Total Information Technology		5,451,087

Materials — 2.6%
Chemicals — 2.2%
6,850	PPG Industries Inc	484,021
6,978	Praxair Inc	652,303

		1,136,324

Metals & Mining — 0.4%
6,250	Freeport-McMoRan Copper & Gold Inc	190,313

Total Materials		1,326,637

Telecommunication Services — 5.5%
Diversified Telecommunication Services — 4.9%
45,305	AT&T Inc	1,292,099
26,349	CenturyLink Inc	872,679
45,140	Portugal Telecom SGPS SA, ADR	327,265

		2,492,043

Wireless Telecommunication Services — 0.6%
98,860	Sprint Nextel Corp †	300,534

Total Telecommunication Services		2,792,577

Utilities — 9.0%
Electric Utilities — 4.3%
20,607	Exelon Corp	878,064
9,850	FirstEnergy Corp	442,364
10,660	ITC Holdings Corp	825,404

		2,145,832

Gas Utilities — 1.3%
38,420	Questar Corp	680,418

Multi-Utilities — 3.4%
43,100	CMS Energy Corp	852,949
27,780	Wisconsin Energy Corp	869,236

		1,722,185

Total Utilities		4,548,435

TOTAL COMMON STOCKS
(Cost $49,042,015)		50,175,551

4

INVESTMENT COMPANY — 0.4%
(Cost $184,656)
184,656	State Street Institutional Government Money Market Fund	184,656

TOTAL INVESTMENTS
(Cost $49,226,671)(d)	99.7%	50,360,207
OTHER ASSETS AND LIABILITIES (Net)	0.3	161,797

NET ASSETS	100.0%	$50,522,004

†	Non-income producing security.

(a)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$50,360,207
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$50,360,207

Securities or other financial instruments that transfer between levels during the fiscal year are treated as though the transfer occurred at the beginning of the period.

(b)	As of September 30, 2011, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (a) above).

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with

5

guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	At September 30, 2011, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $5,186,359, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $4,052,823 and net appreciation for financial reporting purposes was $1,133,536. At September 30, 2011, aggregate cost for financial reporting purposes was $49,226,671.

ABBREVIATION:
ADR	— American Depositary Receipt

At September 30, 2011, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	89.6%	$45,259,541
United Kingdom	3.4	1,695,457
Bermuda	2.7	1,374,438
Switzerland	2.2	1,093,285
Ireland	0.8	425,565
Portugal	0.6	327,265

TOTAL COMMON STOCKS	99.3	50,175,551
INVESTMENT COMPANY	0.4	184,656

TOTAL INVESTMENTS	99.7	50,360,207
OTHER ASSETS AND LIABILITIES (Net)	0.3	161,797

NET ASSETS	100.0%	$50,522,004

6

Munder Micro-Cap Equity Fund

Portfolio of Investments, September 30, 2011 (Unaudited)

Shares	Value(a),(b),(c)

COMMON STOCKS — 96.2%
Consumer Discretionary — 11.3%
Hotels, Restaurants & Leisure — 2.8%
76,013	Isle of Capri Casinos Inc †	$367,903
45,563	Marcus Corp	453,352
94,836	O’Charleys Inc †	563,325
15,511	Red Robin Gourmet Burgers Inc †	373,660

		1,758,240

Household Durables — 2.2%
18,300	Ethan Allen Interiors Inc	249,063
124,970	Furniture Brands International Inc †	257,438
80,037	M/I Homes Inc †	481,023
40,498	Zagg Inc †	401,740

		1,389,264

Leisure Equipment & Products — 1.1%
26,800	Arctic Cat Inc †	388,332
95,800	Leapfrog Enterprises Inc †	322,846

		711,178

Media — 0.5%
126,027	LIN TV Corp, Class A †	274,739

Specialty Retail — 4.2%
22,491	America’s Car-Mart Inc †	652,689
173,528	Charming Shoppes Inc †	451,173
80,851	Cost Plus Inc †	509,361
18,488	Hibbett Sports Inc †	626,558
12,634	Monro Muffler Brake Inc	416,543

		2,656,324

Textiles, Apparel & Luxury Goods — 0.5%
16,400	Perry Ellis International Inc †	308,320

Total Consumer Discretionary		7,098,065

Consumer Staples — 0.9%
Food Products — 0.9%
148,905	Inventure Foods Inc †	580,729

Energy — 4.0%
Energy Equipment & Services — 2.2%
55,590	Mitcham Industries Inc †	622,608
128,847	Newpark Resources Inc †	784,678

		1,407,286

1

Oil, Gas & Consumable Fuels — 1.8%
145,836	Kodiak Oil & Gas Corp †	759,805
104,574	Triangle Petroleum Corp †	375,421

		1,135,226

Total Energy		2,542,512

Financials — 24.1%
Capital Markets — 2.8%
52,624	Calamos Asset Management Inc, Class A	526,766
113,630	JMP Group Inc	660,190
41,001	Safeguard Scientifics Inc †	615,015

		1,801,971

Commercial Banks — 8.9%
105,765	1st United Bancorp Inc/Boca Raton †	521,422
19,185	Bank of Marin Bancorp	633,873
30,926	Bank of the Ozarks Inc	647,281
61,182	Cardinal Financial Corp	527,389
49,344	Central Pacific Financial Corp †	509,230
39,782	Financial Institutions Inc	567,291
128,836	First Commonwealth Financial Corp	476,693
73,803	Pacific Continental Corp	523,263
41,900	Renasant Corp	533,387
470,181	Seacoast Banking Corp of Florida †	691,166

		5,630,995

Insurance — 2.7%
46,387	AMERISAFE Inc †	853,985
20,407	FPIC Insurance Group Inc †	853,829

		1,707,814

Real Estate Investment Trusts (REITs) — 6.4%
21,715	Agree Realty Corp	472,953
42,512	Associated Estates Realty Corp	657,236
80,651	Education Realty Trust Inc	692,792
176,194	Hersha Hospitality Trust	609,631
78,318	Monmouth Real Estate Investment Corp, Class A	621,062
246,263	NorthStar Realty Finance Corp	812,668
15,197	STAG Industrial Inc	155,009

		4,021,351

Real Estate Management & Development — 1.1%
64,282	Kennedy-Wilson Holdings Inc	681,389

Thrifts & Mortgage Finance — 2.2%
41,277	First Pactrust Bancorp Inc	467,668
40,777	OceanFirst Financial Corp	475,868
13,863	WSFS Financial Corp	437,655

		1,381,191

Total Financials		15,224,711

2

Health Care — 15.5%
Biotechnology — 2.8%
208,778	Astex Pharmaceuticals †	400,854
86,570	Rigel Pharmaceuticals Inc †	637,155
47,200	Spectrum Pharmaceuticals Inc †	360,136
72,707	Vanda Pharmaceuticals Inc †	359,900

		1,758,045

Health Care Equipment & Supplies — 3.1%
20,523	ICU Medical Inc †	755,246
31,992	Kensey Nash Corp †	783,804
46,069	SurModics Inc †	419,228

		1,958,278

Health Care Providers & Services — 5.3%
13,960	Air Methods Corp †	888,833
77,781	Integramed America Inc †	616,803
12,118	IPC The Hospitalist Co Inc †	432,492
7,852	MWI Veterinary Supply Inc †	540,375
70,575	Sun Healthcare Group Inc †	190,553
38,293	US Physical Therapy Inc	709,186

		3,378,242

Health Care Technology — 1.0%
47,115	HealthStream Inc †	604,485

Life Sciences Tools & Services — 2.4%
78,300	Affymetrix Inc †	383,670
46,267	Caliper Life Sciences Inc †	484,416
47,793	Medtox Scientific Inc	625,610

		1,493,696

Pharmaceuticals — 0.9%
121,179	Pain Therapeutics Inc †	576,812

Total Health Care		9,769,558

Industrials — 19.3%
Aerospace & Defense — 1.7%
49,947	Kratos Defense & Security Solutions Inc †	335,644
43,090	LMI Aerospace Inc †	735,115

		1,070,759

Air Freight & Logistics — 0.4%
24,430	Park-Ohio Holdings Corp †	293,404

Building Products — 0.8%
31,143	AAON Inc	490,502

Commercial Services & Supplies — 1.8%
38,900	AT Cross Co †	438,792
9,800	Consolidated Graphics Inc †	357,994
23,654	Standard Parking Corp †	369,949

		1,166,735

3

Construction & Engineering — 1.3%
46,630	MYR Group Inc	822,553

Electrical Equipment — 0.9%
14,752	AZZ Inc	571,935

Industrial Conglomerates — 1.1%
22,161	Standex International Corp	689,872

Machinery — 6.2%
44,623	Altra Holdings Inc †	516,288
40,687	Commercial Vehicle Group Inc †	267,314
42,374	Douglas Dynamics Inc	541,540
39,856	Greenbrier Cos Inc †	464,322
32,573	John Bean Technologies Corp	464,491
87,249	Manitex International Inc †	315,841
14,755	RBC Bearings Inc †	501,522
35,055	Trimas Corp †	520,567
62,480	Wabash National Corp †	298,030

		3,889,915

Professional Services — 2.4%
27,047	Barrett Business Services Inc	377,035
12,506	Exponent Inc †	516,873
60,498	GP Strategies Corp †	604,375

		1,498,283

Road & Rail — 1.6%
22,006	Marten Transport Ltd	379,384
30,900	Quality Distribution Inc †	277,173
31,895	Saia Inc †	335,535

		992,092

Trading Companies & Distributors — 1.1%
58,007	Rush Enterprises Inc, Class B †	676,942

Total Industrials		12,162,992

Information Technology — 16.3%
Communications Equipment — 1.5%
68,859	Aviat Networks Inc †	161,819
67,725	Digi International Inc †	744,975

		906,794

Computers & Peripherals — 0.6%
52,843	Datalink Corp †	359,332

Electronic Equipment & Instruments — 2.4%
32,573	Fabrinet †	609,115
37,152	Mercury Computer Systems Inc †	427,248
51,504	TTM Technologies Inc †	489,803

		1,526,166

4

Information Technology Services — 1.4%
38,777	Computer Task Group Inc †	433,139
14,542	NCI Inc, Class A †	173,486
60,396	PRGX Global Inc †	285,069

		891,694

Internet Software & Services — 2.3%
33,256	Keynote Systems Inc	702,700
23,532	Liquidity Services Inc †	754,671

		1,457,371

Semiconductors & Semiconductor Equipment — 5.4%
77,438	Kulicke & Soffa Industries Inc †	577,687
10,879	NVE Corp †	659,920
73,580	O2Micro International Ltd, ADR †	306,829
73,353	Pericom Semiconductor Corp †	543,546
116,478	Photronics Inc †	580,060
23,800	Standard Microsystems Corp †	461,720
62,703	Ultra Clean Holdings †	268,996

		3,398,758

Software — 2.7%
124,584	Actuate Corp †	687,704
43,625	Monotype Imaging Holdings Inc †	529,171
55,404	S1 Corp †	508,055

		1,724,930

Total Information Technology		10,265,045

Materials — 4.0%
Chemicals — 2.9%
32,088	KMG Chemicals Inc	395,324
19,874	Koppers Holdings Inc	508,973
17,256	Quaker Chemical Corp	447,276
23,266	TPC Group Inc †	467,181

		1,818,754

Paper & Forest Products — 1.1%
52,318	PH Glatfelter Co	691,121

Total Materials		2,509,875

Telecommunication Services — 0.8%
Diversified Telecommunication Services — 0.8%
48,472	SureWest Communications	507,502

TOTAL COMMON STOCKS
(Cost $64,141,665)		60,660,989

5

INVESTMENT COMPANIES — 4.8%
Financials — 2.9%
Capital Markets — 2.9%
42,022	Golub Capital BDC Inc	624,027
71,965	Hercules Technology Growth Capital Inc	613,142
33,818	Main Street Capital Corp	600,607

Total Financials		1,837,776

Multi-Sector — 1.9%
Multi-Industry — 1.9%
1,173,661	State Street Institutional Government Money Market Fund	1,173,661

TOTAL INVESTMENT COMPANIES
(Cost $2,876,018)		3,011,437

TOTAL INVESTMENTS
(Cost $67,017,683)(d)	101.0%	63,672,426
OTHER ASSETS AND LIABILITIES (Net)	(1.0)	(627,471)

NET ASSETS	100.0%	$63,044,955

†	Non-income producing security.

(a)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$63,672,426
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$63,672,426

Securities or other financial instruments that transfer between levels during the fiscal year are treated as though the transfer occurred at the beginning of the period.

(b)	As of September 30, 2011, the values of securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (a) above).

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or

6

exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges, if any, also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	At September 30, 2011, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $9,955,992, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $13,301,249 and net depreciation for financial reporting purposes was $3,345,257. At September 30, 2011, aggregate cost for financial reporting purposes was $67,017,683.

ABBREVIATION:
ADR	— American Depositary Receipt

7

Munder Mid-Cap Core Growth Fund

Portfolio of Investments, September 30, 2011 (Unaudited)

Shares		Value(a),(b),(c)

COMMON STOCKS — 99.4%
Consumer Discretionary — 15.8%
Auto Components — 2.3%
712,000	BorgWarner Inc †	$43,097,360
1,812,300	Gentex Corp	43,585,815

		86,683,175

Distributors — 1.7%
2,628,000	LKQ Corp †	63,492,480

Hotels, Restaurants & Leisure — 1.2%
1,672,900	Marriott International Inc/DE, Class A	45,569,796

Household Durables — 1.5%
1,081,225	Tupperware Brands Corp	58,105,031

Media — 4.2%
2,737,400	Cinemark Holdings Inc	51,682,112
950,300	Liberty Media Corp — Capital, Class A †	62,833,836
747,000	Liberty Media Corp — Starz, Class A †	47,479,320

		161,995,268

Multiline Retail — 1.3%
961,600	Family Dollar Stores Inc	48,906,976

Specialty Retail — 2.4%
943,700	Ltd Brands Inc	36,341,887
942,000	Tiffany & Co	57,292,440

		93,634,327

Textiles, Apparel & Luxury Goods — 1.2%
566,700	Fossil Inc †	45,936,702

Total Consumer Discretionary		604,323,755

Consumer Staples — 6.6%
Beverages — 1.5%
656,200	Hansen Natural Corp †	57,279,698

Food Products — 1.4%
851,400	TreeHouse Foods Inc †	52,650,576

Household Products — 1.6%
1,420,050	Church & Dwight Co Inc	62,766,210

Personal Products — 2.1%
1,481,700	Herbalife Ltd	79,419,120

Total Consumer Staples		252,115,604

1

Energy — 8.8%
Energy Equipment & Services — 3.6%
982,000	Atwood Oceanics Inc †	33,741,520
1,616,700	Complete Production Services Inc †	30,474,795
409,650	Core Laboratories NV	36,798,860
712,100	Oil States International Inc †	36,260,132

		137,275,307

Oil, Gas & Consumable Fuels — 5.2%
2,475,200	Denbury Resources Inc †	28,464,800
908,640	EQT Corp	48,485,030
2,642,000	Northern Oil and Gas Inc †	51,228,380
1,199,200	Peabody Energy Corp	40,628,896
890,485	Southwestern Energy Co †	29,679,865

		198,486,971

Total Energy		335,762,278

Financials — 16.9%
Capital Markets — 2.5%
752,600	Affiliated Managers Group Inc †	58,740,430
2,438,600	Invesco Ltd	37,822,686

		96,563,116

Commercial Banks — 2.5%
4,139,600	Fifth Third Bancorp	41,809,960
1,106,275	Signature Bank/New York NY †	52,802,506

		94,612,466

Consumer Finance — 1.2%
1,570,100	Ezcorp Inc, Class A †	44,810,654

Diversified Financial Services — 1.2%
1,452,600	MSCI Inc, Class A †	44,057,358

Insurance — 3.3%
2,602,700	Lincoln National Corp	40,680,201
991,400	Reinsurance Group of America Inc	45,554,830
649,400	RenaissanceRe Holdings Ltd	41,431,720

		127,666,751

Real Estate Investment Trusts (REITs) — 5.7%
2,351,700	Annaly Capital Management Inc	39,108,771
1,011,225	Digital Realty Trust Inc	55,779,171
389,250	Essex Property Trust Inc	46,725,570
1,807,400	Macerich Co/The	77,049,462

		218,662,974

Thrifts & Mortgage Finance — 0.5%
2,020,700	First Niagara Financial Group Inc	18,489,405

Total Financials		644,862,724

2

Health Care — 13.1%
Biotechnology — 1.7%
2,001,725	BioMarin Pharmaceutical Inc †	63,794,976

Health Care Equipment & Supplies — 3.9%
614,700	Cooper Cos Inc/The	48,653,505
145,100	Intuitive Surgical Inc †	52,857,028
1,709,800	ResMed Inc †	49,225,142

		150,735,675

Health Care Providers & Services — 5.2%
1,490,200	AmerisourceBergen Corp	55,539,754
884,200	Catalyst Health Solutions Inc †	51,009,498
685,450	DaVita Inc †	42,957,151
5,599,500	Health Management Associates Inc, Class A †	38,748,540
749,200	Healthsouth Corp †	11,185,556

		199,440,499

Health Care Technology — 1.1%
607,100	Cerner Corp †	41,598,492

Life Sciences Tools & Services — 1.2%
322,800	Mettler-Toledo International Inc †	45,179,088

Total Health Care		500,748,730

Industrials — 9.9%
Aerospace & Defense — 0.9%
212,000	Precision Castparts Corp	32,957,520

Air Freight & Logistics — 0.7%
696,400	Expeditors International of Washington Inc	28,239,020

Commercial Services & Supplies — 1.3%
598,675	Stericycle Inc †	48,325,046

Machinery — 4.5%
792,300	AGCO Corp †	27,389,811
350,814	Eaton Corp	12,453,897
572,502	Joy Global Inc	35,712,675
839,700	Stanley Black & Decker Inc	41,229,270
1,941,700	Terex Corp †	19,921,842
978,400	WABCO Holdings Inc †	37,042,224

		173,749,719

Professional Services — 1.1%
550,950	IHS Inc, Class A †	41,216,569

Road & Rail — 1.4%
1,081,025	Kansas City Southern †	54,008,009

Total Industrials		378,495,883

3

Information Technology — 14.9%
Information Technology Services — 4.4%
1,077,410	Cognizant Technology Solutions Corp, Class A †	67,553,607
643,075	Fiserv Inc †	32,648,918
1,287,700	Teradata Corp †	68,930,581

		169,133,106

Office Electronics — 1.0%
5,415,600	Xerox Corp	37,746,732

Semiconductors & Semiconductor Equipment — 2.6%
1,424,800	Microchip Technology Inc	44,325,528
2,962,900	Skyworks Solutions Inc †	53,154,426

		97,479,954

Software — 6.9%
1,164,500	BMC Software Inc †	44,903,120
844,675	Check Point Software Technologies Ltd †	44,565,053
178,600	Factset Research Systems Inc	15,890,042
1,178,000	MICROS Systems Inc †	51,725,980
1,089,300	Red Hat Inc †	46,033,818
1,206,025	Solera Holdings Inc	60,904,262

		264,022,275

Total Information Technology		568,382,067

Materials — 5.6%
Chemicals — 4.1%
887,825	Airgas Inc	56,660,991
1,127,600	Ecolab Inc	55,128,364
1,902,000	LyondellBasell Industries NV, Class A	46,465,860

		158,255,215

Containers & Packaging — 1.5%
1,840,950	Crown Holdings Inc †	56,351,480

Total Materials		214,606,695

Telecommunication Services — 1.9%
Wireless Telecommunication Services — 1.9%
865,950	NII Holdings Inc †	23,337,353
1,410,100	SBA Communications Corp, Class A †	48,620,248

Total Telecommunication Services		71,957,601

Utilities — 5.9%
Electric Utilities — 3.0%
798,500	ITC Holdings Corp	61,827,855
1,602,450	Northeast Utilities	53,922,443

		115,750,298

4

Multi-Utilities — 2.9%
3,261,100	NiSource Inc	69,722,318
1,227,512	NorthWestern Corp	39,206,733

		108,929,051

Total Utilities		224,679,349

TOTAL COMMON STOCKS
(Cost $3,359,951,736)		3,795,934,686

INVESTMENT COMPANIES — 1.6%
81,700	SPDR S&P MidCap 400 ETF Trust	11,612,021
49,356,024	State Street Institutional Government Money Market Fund	49,356,024

TOTAL INVESTMENT COMPANIES
(Cost $61,232,684)		60,968,045

TOTAL INVESTMENTS
(Cost $3,421,184,420)(d)	101.0%	3,856,902,731
OTHER ASSETS AND LIABILITIES (Net)	(1.0)	(38,294,164)

NET ASSETS	100.0%	$3,818,608,567

†	Non-income producing security.

(a)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$3,856,902,731
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$3,856,902,731

Securities or other financial instruments that transfer between levels during the fiscal year are treated as though the transfer occurred at the beginning of the period.

(b)	As of September 30, 2011, the values of the securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (a) above).

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into

5

U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued using the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	At September 30, 2011, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $767,485,834, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $331,767,523 and net appreciation for financial reporting purposes was $435,718,311. At September 30, 2011, aggregate cost for financial reporting purposes was $3,421,184,420.

At September 30, 2011, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	92.9%	$3,547,254,074
Netherlands	2.2	83,264,719
Cayman Islands	2.1	79,419,120
Israel	1.1	44,565,053
Bermuda	1.1	41,431,720

TOTAL COMMON STOCKS	99.4	3,795,934,686
INVESTMENT COMPANIES	1.6	60,968,045

TOTAL INVESTMENTS	101.0	3,856,902,731
OTHER ASSETS AND LIABILITIES (Net)	(1.0)	(38,294,164)

NET ASSETS	100.0%	$3,818,608,567

6

Munder Veracity Small-Cap Value Fund

Portfolio of Investments, September 30, 2011 (Unaudited)

Shares		Value(a),(b),(c)

COMMON STOCKS — 95.9%
Consumer Discretionary — 9.4%
Auto Components — 0.7%
68,894	Tenneco Inc †	$1,764,375

Hotels, Restaurants & Leisure — 2.2%
83,480	CEC Entertainment Inc	2,376,676
59,537	Gaylord Entertainment Co †	1,151,445
155,757	Isle of Capri Casinos Inc †	753,864
162,606	Ruby Tuesday Inc †	1,164,259

		5,446,244

Household Durables — 1.4%
96,199	Meritage Homes Corp †	1,456,453
198,830	Ryland Group Inc	2,117,540

		3,573,993

Media — 0.4%
224,261	Belo Corp, Class A	1,096,636

Specialty Retail — 3.9%
66,371	Childrens Place Retail Stores Inc/The †	3,088,243
100,500	Collective Brands Inc †	1,302,480
59,519	Genesco Inc †	3,067,014
171,556	Stage Stores Inc	2,379,482

		9,837,219

Textiles, Apparel & Luxury Goods — 0.8%
206,925	Jones Group Inc/The	1,905,779

Total Consumer Discretionary		23,624,246

Consumer Staples — 5.0%
Food & Staples Retailing — 2.5%
60,786	Casey’s General Stores Inc	2,653,309
89,535	Ruddick Corp	3,490,969

		6,144,278

Food Products — 2.5%
69,464	Hain Celestial Group Inc/The †	2,122,125
34,900	Sanderson Farms Inc	1,657,750
41,921	TreeHouse Foods Inc †	2,592,395

		6,372,270

Total Consumer Staples		12,516,548

1

Energy — 4.2%
Energy Equipment & Services — 1.6%
58,966	Complete Production Services Inc †	1,111,509
100,515	Key Energy Services Inc †	953,888
18,576	Lufkin Industries Inc	988,429
138,345	Pioneer Drilling Co †	993,317

		4,047,143

Oil, Gas & Consumable Fuels — 2.6%
39,987	Berry Petroleum Co, Class A	1,414,740
81,877	Gulfport Energy Corp †	1,979,786
383,550	Kodiak Oil & Gas Corp †	1,998,295
59,820	Petroleum Development Corp †	1,159,910

		6,552,731

Total Energy		10,599,874

Financials — 30.8%
Capital Markets — 0.7%
77,565	Waddell & Reed Financial Inc, Class A	1,939,901

Commercial Banks — 12.2%
239,658	BancorpSouth Inc	2,104,197
117,227	Cardinal Financial Corp	1,010,497
175,276	Central Pacific Financial Corp †	1,808,848
193,091	First Financial Bancorp	2,664,656
158,300	FirstMerit Corp	1,798,288
229,057	Fulton Financial Corp	1,752,286
96,069	Hancock Holding Co	2,572,728
92,079	MB Financial Inc	1,355,403
411,402	National Penn Bancshares Inc	2,883,928
114,029	Pacific Continental Corp	808,466
111,497	PacWest Bancorp	1,554,268
413,009	Susquehanna Bancshares Inc	2,259,159
698,511	Synovus Financial Corp	747,407
117,277	Trustmark Corp	2,128,577
382,483	Western Alliance Bancorp †	2,096,007
122,636	Wintrust Financial Corp	3,165,235

		30,709,950

Consumer Finance — 1.0%
44,758	World Acceptance Corp †	2,504,210

Insurance — 4.3%
109,834	Amtrust Financial Services Inc	2,444,905
65,107	FPIC Insurance Group Inc †	2,724,077
73,186	Hanover Insurance Group Inc/The	2,598,103
47,417	RLI Corp	3,014,773

		10,781,858

Real Estate Investment Trusts (REITs) — 12.6%
151,725	Associated Estates Realty Corp	2,345,668
95,126	BioMed Realty Trust Inc	1,576,238

2

84,457	Colonial Properties Trust	1,533,739
277,081	CubeSmart	2,363,501
195,785	DDR Corp	2,134,057
351,648	DiamondRock Hospitality Co	2,458,020
278,738	Education Realty Trust Inc	2,394,359
84,753	Highwoods Properties Inc	2,395,120
309,273	Inland Real Estate Corp	2,257,693
289,015	Lexington Realty Trust	1,890,158
86,180	LTC Properties Inc	2,182,078
100,974	National Retail Properties Inc	2,713,171
410,849	NorthStar Realty Finance Corp	1,355,802
13,491	Post Properties Inc	468,677
323,934	Sunstone Hotel Investors Inc †	1,843,184
67,241	Washington Real Estate Investment Trust	1,894,851

		31,806,316

Total Financials		77,742,235

Health Care — 8.6%
Health Care Equipment & Supplies — 1.3%
49,099	ICU Medical Inc †	1,806,843
62,975	Invacare Corp	1,450,944

		3,257,787

Health Care Providers & Services — 5.5%
24,533	AMERIGROUP Corp †	957,032
388,013	Health Management Associates Inc, Class A †	2,685,050
97,657	Healthsouth Corp †	1,458,019
101,977	Kindred Healthcare Inc †	879,042
64,102	LifePoint Hospitals Inc †	2,348,697
81,517	Magellan Health Services Inc †	3,937,271
41,024	WellCare Health Plans Inc †	1,558,092

		13,823,203

Pharmaceuticals — 1.8%
81,859	Impax Laboratories Inc †	1,466,095
87,180	Medicis Pharmaceutical Corp, Class A	3,180,326

		4,646,421

Total Health Care		21,727,411

Industrials — 15.4%
Aerospace & Defense — 4.4%
130,255	AAR Corp	2,171,351
85,781	BE Aerospace Inc †	2,840,209
33,601	Ceradyne Inc †	903,531
105,644	Curtiss-Wright Corp	3,045,716
91,575	Hexcel Corp †	2,029,302

		10,990,109

Building Products — 0.5%
38,552	AO Smith Corp	1,234,821

3

Commercial Services & Supplies — 0.7%
49,470	Consolidated Graphics Inc †	1,807,139

Construction & Engineering — 1.7%
166,215	Dycom Industries Inc †	2,543,090
87,543	EMCOR Group Inc †	1,779,749

		4,322,839

Industrial Conglomerates — 0.5%
36,334	Standex International Corp	1,131,077

Machinery — 5.0%
161,905	Actuant Corp, Class A	3,197,624
89,447	Crane Co	3,192,363
137,709	Greenbrier Cos Inc †	1,604,310
346,266	Mueller Water Products Inc, Class A	858,739
72,459	Robbins & Myers Inc	2,515,052
265,431	Wabash National Corp †	1,266,106

		12,634,194

Road & Rail — 2.6%
39,182	Genesee & Wyoming Inc, Class A †	1,822,747
86,431	Old Dominion Freight Line Inc †	2,503,906
110,311	Werner Enterprises Inc	2,297,778

		6,624,431

Total Industrials		38,744,610

Information Technology — 10.0%
Communications Equipment — 0.2%
202,547	Aviat Networks Inc †	475,985

Computers & Peripherals — 0.3%
97,945	Avid Technology Inc †	758,094

Electronic Equipment & Instruments — 2.6%
158,604	Benchmark Electronics Inc †	2,063,438
88,156	Plexus Corp †	1,994,089
32,800	SYNNEX Corp †	859,360
181,172	TTM Technologies Inc †	1,722,946

		6,639,833

Information Technology Services — 0.8%
183,291	Sapient Corp	1,858,571

Semiconductors & Semiconductor Equipment — 3.6%
233,386	Fairchild Semiconductor International Inc †	2,520,569
384,927	Integrated Device Technology Inc †	1,982,374
95,659	International Rectifier Corp †	1,781,171
295,974	Photronics Inc †	1,473,950
206,940	RF Micro Devices Inc †	1,312,000

		9,070,064

4

Software — 2.5%
79,929	JDA Software Group Inc †	1,873,536
254,840	Mentor Graphics Corp †	2,451,561
134,070	Parametric Technology Corp †	2,061,996

		6,387,093

Total Information Technology		25,189,640

Materials — 4.4%
Chemicals — 1.8%
51,024	Innophos Holdings Inc	2,034,327
117,378	PolyOne Corp	1,257,119
49,010	Quaker Chemical Corp	1,270,339

		4,561,785

Metals & Mining — 2.6%
49,283	AMCOL International Corp	1,182,299
42,825	Carpenter Technology Corp	1,922,414
101,888	Noranda Aluminum Holding Corp †	850,765
59,148	RTI International Metals Inc †	1,379,331
82,452	Worthington Industries Inc	1,151,855

		6,486,664

Total Materials		11,048,449

Telecommunication Services — 0.8%
Diversified Telecommunication Services — 0.8%
392,769	PAETEC Holding Corp †	2,077,748

Utilities — 7.3%
Electric Utilities — 5.4%
86,618	Cleco Corp	2,957,138
67,689	El Paso Electric Co	2,172,140
79,804	IDACORP Inc	3,014,995
211,395	PNM Resources Inc	3,473,220
58,905	UIL Holdings Corp	1,939,742

		13,557,235

Gas Utilities — 1.0%
61,789	New Jersey Resources Corp	2,630,358

Multi-Utilities — 0.9%
84,414	Vectren Corp	2,285,931

Total Utilities		18,473,524

TOTAL COMMON STOCKS
(Cost $255,585,794)		241,744,285

5

INVESTMENT COMPANY — 10.8%
(Cost $27,332,729)
27,332,729	State Street Institutional Government Money Market Fund	27,332,729

TOTAL INVESTMENTS
(Cost $282,918,523)(d)	106.7%	269,077,014
OTHER ASSETS AND LIABILITIES (Net)	(6.7)	(16,844,345)

NET ASSETS	100.0%	$252,232,669

†	Non-income producing security.

(a)	Fair Value Measurements: Accounting Standards Codification Topic 820 (“ASC Topic 820”) establishes and requires disclosure of a fair value hierarchy based on the various inputs used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels as listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

Investments in
Valuation Inputs	Securities

Level 1 — Quoted Prices	$269,077,014
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$269,077,014

Securities or other financial instruments that transfer between levels during the fiscal year are treated as though the transfer occurred at the beginning of the period.

(b)	As of September 30, 2011, the values of the securities of the Fund were determined based on Level 1 inputs established by ASC Topic 820 (see note (a) above).

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Investment securities denominated in foreign currencies, if any, are translated into U.S. dollars. Equity securities, including exchange-traded derivative securities such as options and futures contracts, if any, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities other than depositary receipts may be valued at the mean of the bid and asked prices, and depositary receipts, if any, may be valued based on the underlying security’s value and relevant exchange rate. Equity securities that are primarily traded on foreign securities exchanges, if any, also may be valued at the bid price or at the last quoted sale price for local shares of the security. Fixed income securities with remaining maturities of 60 days or less, if any, may be valued on an amortized cost basis, which approximates current fair market value. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with

6

guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges, if any, also may be subject to fair valuation in accordance with guidelines approved by the Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchanges. Investments in open-end funds held by the Fund, if any, are valued at the net asset value of the underlying fund or, lacking a net asset value, at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	At September 30, 2011, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $22,152,910, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $35,994,419 and net depreciation for financial reporting purposes was $13,841,509. At September 30, 2011, aggregate cost for financial reporting purposes was $282,918,523.

7

Item 2. Controls and Procedures.
(a) Within 90 days of the filing date of this Form N-Q, James V. FitzGerald, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. FitzGerald and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
MUNDER SERIES TRUST

By:	/s/ James V. FitzGerald James V. FitzGerald
President and Principal Executive Officer

Date:	November 23, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James V. FitzGerald James V. FitzGerald
President and Principal Executive Officer

Date:	November 23, 2011

By:	/s/ Peter K. Hoglund Peter K. Hoglund
Vice President and Principal Financial Officer

Date:	November 23, 2011